GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 95.1%
Australia – 0.9%
1,551	AGL Energy Ltd. (Multi-Utilities)	$ 22,228
7,254	ALS Ltd. (Professional Services)	35,562
1,609	Ansell Ltd. (Health Care Equipment & Supplies)	30,609
5,057	APA Group (Gas Utilities)	38,089
10,856	Appen Ltd. (IT Services)	224,524
14,308	Aurizon Holdings Ltd. (Road & Rail)	56,169
34,391	AusNet Services (Electric Utilities)	41,667
1,106	Bank of Queensland Ltd. (Banks)	7,045
153,108	Beach Energy Ltd. (Oil, Gas & Consumable Fuels)	220,704
1,548	Bendigo & Adelaide Bank Ltd. (Banks)	12,118
1,151	BHP Group Ltd. (Metals & Mining)	31,688
2,552	BlueScope Steel Ltd. (Metals & Mining)	22,524
2,050	Boral Ltd. (Construction Materials)	7,184
6,391	Brambles Ltd. (Commercial Services & Supplies)	57,167
1,714	Caltex Australia Ltd. (Oil, Gas & Consumable Fuels)	31,526
31,536	Charter Hall Group (Equity Real Estate Investment Trusts (REITs))	243,885
995	CIMIC Group Ltd. (Construction & Engineering)	24,837
7,562	Coca-Cola Amatil Ltd. (Beverages)	54,731
4,702	Computershare Ltd. (IT Services)	50,651
5,351	Crown Resorts Ltd. (Hotels, Restaurants & Leisure)	43,265
6,114	CSL Ltd. (Biotechnology)	954,043
4,217	Dexus (Equity Real Estate Investment Trusts (REITs))	37,717
47,692	Downer EDI Ltd. (Commercial Services & Supplies)	234,311
7,733	Fortescue Metals Group Ltd. (Metals & Mining)	43,538
3,767	Goodman Group (Equity Real Estate Investment Trusts (REITs))	38,098
19,467	Incitec Pivot Ltd. (Chemicals)	46,219
5,961	Insurance Australia Group Ltd. (Insurance)	35,109
1,193	LendLease Group (Real Estate Management & Development)	11,825
248	Macquarie Group Ltd. (Capital Markets)	21,705
10,946	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	24,052

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
184	National Australia Bank Ltd. (Banks)	$ 3,583
2,497	Newcrest Mining Ltd. (Metals & Mining)	60,266
166,595	Nine Entertainment Co. Holdings Ltd. (Media)	228,716
31,807	Northern Star Resources Ltd. (Metals & Mining)	279,883
4,410	Orica Ltd. (Chemicals)	65,701
13,437	Orora Ltd. (Containers & Packaging)	31,049
5,143	QBE Insurance Group Ltd. (Insurance)	43,831
17,300	Qube Holdings Ltd. (Transportation Infrastructure)	37,245
361	Rio Tinto Ltd. (Metals & Mining)	24,161
12,222	Santos Ltd. (Oil, Gas & Consumable Fuels)	60,220
83,035	Saracen Mineral Holdings Ltd.* (Metals & Mining)	234,810
6,816	Scentre Group (Equity Real Estate Investment Trusts (REITs))	18,568
911	SEEK Ltd. (Professional Services)	12,969
17,031	Seven Network Ltd. (Trading Companies & Distributors)	208,802
1,707	Sonic Healthcare Ltd. (Health Care Providers & Services)	32,670
11,559	South32 Ltd. (Metals & Mining)	24,595
34,331	Spark Infrastructure Group (Electric Utilities)	55,635
4,068	Suncorp Group Ltd. (Insurance)	37,494
32,932	Super Retail Group Ltd. (Specialty Retail)	202,159
6,321	Tabcorp Holdings Ltd. (Hotels, Restaurants & Leisure)	19,391
18,864	Telstra Corp. Ltd. (Diversified Telecommunication Services)	51,146
11,693	The GPT Group (Equity Real Estate Investment Trusts (REITs))	49,634
10,175	The Star Entertainment Grp Ltd. (Hotels, Restaurants & Leisure)	28,718
1,985	Transurban Group (Transportation Infrastructure)	21,038
17,958	Vicinity Centres (Equity Real Estate Investment Trusts (REITs))	31,987
1,212	Wesfarmers Ltd. (Multiline Retail)	32,457
1,257	Woodside Petroleum Ltd. (Oil, Gas & Consumable Fuels)	29,641

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
1,629	Woolworths Group Ltd. (Food & Staples Retailing)	$ 39,715
2,348	WorleyParsons Ltd. (Energy Equipment & Services)	25,728

		4,694,602

Austria – 0.1%
1,181	ANDRITZ AG (Machinery)	42,065
4,420	BAWAG Group AG*(a) (Banks)	175,658
4,018	CA Immobilien Anlagen AG (Real Estate Management & Development)	141,444
1,028	OMV AG (Oil, Gas & Consumable Fuels)	51,438
2,029	Raiffeisen Bank International AG (Banks)	47,583
9,457	S&T AG (Technology Hardware, Storage & Peripherals)	220,736
1,503	voestalpine AG (Metals & Mining)	39,678

		718,602

Belgium – 0.2%
252	Ackermans & van Haaren NV (Diversified Financial Services)	36,707
2,079	Ageas (Insurance)	111,614
458	Groupe Bruxelles Lambert SA (Diversified Financial Services)	43,178
7,698	KBC Group NV (Banks)	494,964
9,186	Proximus SADP (Diversified Telecommunication Services)	261,910
334	Solvay SA (Chemicals)	34,200
2,041	UCB SA (Pharmaceuticals)	159,150

		1,141,723

Brazil – 1.3%
400	Ambev SA (Beverages)	2,110
118,932	Ambev SA ADR (Beverages)	626,772
82,455	B3 SA - Brasil Bolsa Balcao (Capital Markets)	911,545
61,265	Banco Bradesco SA ADR (Banks)	553,836
55,221	Banco do Brasil SA (Banks)	712,193
8,064	BR Malls Participacoes SA (Real Estate Management & Development)	31,716
3,100	Centrais Eletricas Brasileiras SA (Electric Utilities)	31,996
1,400	Cia de Saneamento Basico do Estado de Sao Paulo (Water Utilities)	19,589
43,745	Cia Siderurgica Nacional SA (Metals & Mining)	189,475
5,851	Cosan SA (Oil, Gas & Consumable Fuels)	78,006

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
24,993	EDP - Energias do Brasil SA (Electric Utilities)	$ 126,329
2,300	Engie Brasil Energia SA (Independent Power and Renewable Electricity Producers)	29,091
717	Equatorial Energia SA (Electric Utilities)	17,754
2,700	Hypera SA (Pharmaceuticals)	21,352
12,556	IRB Brasil Resseguros S/A (Insurance)	312,555
58,713	Itau Unibanco Holding SA ADR (Banks)	537,224
52,590	JBS SA (Food Products)	343,127
11,101	Lojas Renner SA (Multiline Retail)	138,047
383	Magazine Luiza SA (Multiline Retail)	26,466
800	Natura Cosmeticos SA (Personal Products)	12,823
20,441	Petrobras Distribuidora SA (Specialty Retail)	142,474
46,171	Petroleo Brasileiro SA ADR (Oil, Gas & Consumable Fuels)	694,874
8,974	Qualicorp Consultoria e Corretora de Seguros SA (Health Care Providers & Services)	52,249
4,610	TIM Participacoes SA (Wireless Telecommunication Services)	14,761
8,851	Transmissora Alianca de Energia Eletrica SA (Electric Utilities)	64,521
48,705	Vale SA (Metals & Mining)	635,685
40,815	Vale SA ADR (Metals & Mining)	530,187
5,094	WEG SA (Electrical Equipment)	31,795
2,100	YDUQS Part (Diversified Consumer Services)	18,874

		6,907,426

Canada – 3.1%
755	Agnico Eagle Mines Ltd. (Metals & Mining)	39,443
6,100	Air Canada* (Airlines)	209,881
6,201	Algonquin Power & Utilities Corp. (Multi-Utilities)	77,242
757	Alimentation Couche-Tard, Inc. Class B (Food & Staples Retailing)	46,402
4,400	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	163,125
1,265	AltaGas Ltd. (Gas Utilities)	19,371
11,300	ATS Automation Tooling Systems, Inc.* (Machinery)	181,084
4,150	Badger Daylighting Ltd. (Construction & Engineering)	149,863

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
1,013	Bank of Montreal (Banks)	$ 75,833
2,523	Barrick Gold Corp. (Metals & Mining)	41,005
1,097	BCE, Inc. (Diversified Telecommunication Services)	49,572
721	Brookfield Asset Management, Inc. Class A (Capital Markets)	35,329
9,131	CAE, Inc. (Aerospace & Defense)	246,228
200,241	Cameco Corp. (Oil, Gas, & Consumable Fuels)	1,840,176
7,108	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	262,336
5,131	Canadian Imperial Bank of Commerce (Banks)	403,661
9,327	Canadian National Railway Co. (Road & Rail)	882,454
146	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	3,698
4,173	Canadian Pacific Railway Ltd. (Road & Rail)	995,688
219	Canadian Tire Corp. Ltd. Class A (Multiline Retail)	23,913
10,100	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	226,672
649	CGI, Inc.* (IT Services)	49,951
699	CI Financial Corp. (Capital Markets)	10,836
48	Constellation Software, Inc. (Software)	45,668
15,900	Detour Gold Corp.* (Metals & Mining)	242,873
9,138	Dollarama, Inc. (Multiline Retail)	338,573
11,700	Dream Global Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	124,908
2,699	Emera, Inc. (Electric Utilities)	112,066
10,514	Empire Co. Ltd. Class A (Food & Staples Retailing)	278,265
1,480	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	49,431
168,804	Encana Corp. (Oil, Gas & Consumable Fuels)	771,244
46,442	Enerplus Corp. . (Oil, Gas, & Consumable Fuels)	307,696
31,818	Entertainment One Ltd. (Entertainment)	169,922
51	Fairfax Financial Holdings Ltd. (Insurance)	23,628
3,210	Finning International, Inc. (Trading Companies & Distributors)	55,503
3,422	First Capital Realty, Inc. (Real Estate Management & Development)	56,653
1,855	First Quantum Minerals Ltd. (Metals & Mining)	17,091

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
2,570	Fortis, Inc. (Electric Utilities)	$ 101,297
659	George Weston Ltd. (Food & Staples Retailing)	52,119
26,118	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	1,028,651
4,501	Great-West Lifeco, Inc. (Insurance)	98,832
13,725	H&R Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	235,856
23,740	Hudbay Minerals, Inc. (Metals & Mining)	115,300
3,736	Husky Energy, Inc. (Oil, Gas & Consumable Fuels)	28,987
6,413	Hydro One Ltd.(a) (Electric Utilities)	113,265
1,658	Imperial Oil Ltd. (Oil, Gas & Consumable Fuels)	45,401
729	Inter Pipeline Ltd. (Oil, Gas & Consumable Fuels)	12,268
13,400	Interfor Corp.* (Paper & Forest Products)	121,532
19,372	International Petroleum Corp.* (Oil, Gas & Consumable Fuels)	83,242
2,600	Kinaxis, Inc.* (Software)	163,549
16,775	Kinross Gold Corp.* (Metals & Mining)	67,873
4,300	Kirkland Lake Gold Ltd. (Metals & Mining)	177,825
841	Loblaw Cos. Ltd. (Food & Staples Retailing)	43,637
40,623	Lundin Mining Corp. (Metals & Mining)	196,682
716	Magna International, Inc. (Auto Components)	36,109
26,797	Manulife Financial Corp. (Insurance)	485,262
526	Methanex Corp. (Chemicals)	20,704
1,163	Metro, Inc. (Food & Staples Retailing)	45,487
728	National Bank of Canada (Banks)	35,236
5,200	Northview Apartment Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	107,168
3,575	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	300,622
725	Nutrien Ltd. (Chemicals)	39,749
51,600	OceanaGold Corp. (Metals & Mining)	139,967
738	Onex Corp. (Diversified Financial Services)	44,583
1,265	Open Text Corp. (Software)	53,953
12,200	Parex Resources, Inc.* (Oil, Gas & Consumable Fuels)	208,541
1,409	Parkland Fuel Corp. (Oil, Gas & Consumable Fuels)	46,045
354	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	12,845

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
1,608	Power Corp. of Canada (Insurance)	$ 34,090
2,883	Power Financial Corp. (Insurance)	63,108
2,033	PrairieSky Royalty Ltd. (Oil, Gas & Consumable Fuels)	27,234
710	Restaurant Brands International, Inc. (Hotels, Restaurants & Leisure)	52,290
4,728	RioCan Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	93,213
14,461	Ritchie Bros. Auctioneers, Inc. (Commercial Services & Supplies)	521,897
862	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	44,746
413	Royal Bank of Canada (Banks)	32,613
833	Saputo, Inc. (Food Products)	25,158
3,528	Shaw Communications, Inc. Class B (Media)	69,154
2,785	Shopify, Inc. Class A* (IT Services)	885,296
1,115	SNC-Lavalin Group, Inc. (Construction & Engineering)	17,640
1,372	Sun Life Financial, Inc. (Insurance)	57,009
19,037	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	546,243
29,000	Tamarack Valley Energy Ltd.* (Oil, Gas & Consumable Fuels)	47,462
300	TC Energy Corp. (Oil, Gas & Consumable Fuels)	14,689
783	Teck Resources Ltd. Class B (Metals & Mining)	16,018
1,189	TELUS Corp. (Diversified Telecommunication Services)	42,738
7,300	TFI International, Inc. (Road & Rail)	230,925
226	The Bank of Nova Scotia (Banks)	12,065
5,200	The Descartes Systems Group, Inc.* (Software)	188,923
7,200	The Stars Group, Inc.* (Hotels, Restaurants & Leisure)	112,053
846	Thomson Reuters Corp. (Professional Services)	56,819
18,100	TORC Oil & Gas Ltd. (Oil, Gas & Consumable Fuels)	56,365
3,993	Toromont Industries Ltd. (Trading Companies & Distributors)	200,285
2,110	Tourmaline Oil Corp. (Oil, Gas & Consumable Fuels)	27,818
1,967	Vermilion Energy, Inc. (Oil, Gas & Consumable Fuels)	35,247

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
390	Waste Connections, Inc. (Commercial Services & Supplies)	$ 35,374
867	West Fraser Timber Co. Ltd. (Paper & Forest Products)	33,890
746	Wheaton Precious Metals Corp. (Metals & Mining)	19,501
1,278	WSP Global, Inc. (Construction & Engineering)	72,082

		16,561,816

Chile – 0.0%
28,322	Aguas Andinas SA Class A (Water Utilities)	15,852
1,906	Banco de Chile (Banks)	273
8,260	Cencosud SA (Food & Staples Retailing)	16,308
972	Cia Cervecerias Unidas SA (Beverages)	13,627
911	Cia Cervecerias Unidas SA ADR (Beverages)	25,472
10,177	Empresas CMPC SA (Paper & Forest Products)	23,866
1,943	Empresas COPEC SA (Oil, Gas & Consumable Fuels)	17,829
188,865	Enel Americas SA (Electric Utilities)	31,162
234,370	Enel Chile SA (Electric Utilities)	21,243
2,450,448	Itau CorpBanca (Banks)	19,005
250	Latam Airlines Group SA (Airlines)	2,383
5,762	Parque Arauco SA (Real Estate Management & Development)	15,698
606	SACI Falabella (Multiline Retail)	3,744

		206,462

China – 4.1%
89,500	3SBio, Inc.(a) (Biotechnology)	151,145
3,379	51job, Inc. ADR* (Professional Services)	262,041
1,628	58.Com, Inc. ADR* (Interactive Media & Services)	91,787
1,284,224	Agricultural Bank of China Ltd. Class H (Banks)	519,822
272,811	Air China Ltd. Class H (Airlines)	264,935
16,812	Alibaba Group Holding Ltd. ADR* (Internet & Direct Marketing Retail)	2,910,325
82,025	Anhui Conch Cement Co. Ltd. Class H (Construction Materials)	473,632
28,599	ANTA Sports Products Ltd. (Textiles, Apparel & Luxury Goods)	213,490

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
658	Autohome, Inc. ADR* (Interactive Media & Services)	$ 55,930
13,275	Baidu, Inc. ADR* (Interactive Media & Services)	1,482,818
2,005,361	Bank of China Ltd. Class H (Banks)	814,352
763,519	Bank of Communications Co. Ltd. Class H (Banks)	555,497
166,000	CGN Power Co. Ltd. Class H(a) (Independent Power and Renewable Electricity Producers)	47,914
144,802	China Aoyuan Group Ltd. (Real Estate Management & Development)	193,687
261,265	China Cinda Asset Management Co. Ltd. Class H (Capital Markets)	56,995
426,042	China CITIC Bank Corp. Ltd. Series H (Banks)	236,045
50,541	China Communications Construction Co. Ltd. Class H (Construction & Engineering)	42,535
18,000	China Conch Venture Holdings Ltd. (Machinery)	61,939
98,515	China Construction Bank Corp. Class H (Banks)	75,633
303,709	China Everbright Bank Co. Ltd. Class H (Banks)	136,583
8,000	China Evergrande Group (Real Estate Management & Development)	21,120
130,162	China Galaxy Securities Co. Ltd. Class H (Capital Markets)	69,472
449,898	China Huarong Asset Management Co. Ltd. Class H(a) (Capital Markets)	75,849
113,000	China Huishan Dairy Holdings Co. Ltd.*(b) (Food Products)	—
45,652	China Lesso Group Holdings Ltd. (Building Products)	42,180
10,000	China Life Insurance Co. Ltd. Class H (Insurance)	25,472
43,114	China Medical System Holdings Ltd. (Pharmaceuticals)	41,126
17,000	China Mengniu Dairy Co. Ltd.* (Food Products)	68,596
2,500	China Merchants Bank Co. Ltd. Class H (Banks)	12,385
416,433	China Minsheng Banking Corp. Ltd. Class H (Banks)	286,843
368,370	China National Building Material Co. Ltd. Class H (Construction Materials)	322,959
61,265	China Oriental Group Co. Ltd. (Metals & Mining)	27,274
50,800	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	216,686

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,043,736	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	$ 670,089
72,444	China Railway Group Ltd. Class H (Construction & Engineering)	50,723
74,359	China Shenhua Energy Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	146,900
41,245	China Shineway Pharmaceutical Group Ltd. (Pharmaceuticals)	34,399
768,782	China Telecom Corp. Ltd. Class H (Diversified Telecommunication Services)	342,900
647,776	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	167,416
19,050	Chlitina Holding Ltd. (Personal Products)	149,458
97,000	CITIC Securities Co. Ltd. Class H (Capital Markets)	185,202
17,119	Country Garden Services Holdings Co. Ltd. (Commercial Services & Supplies)	41,221
61,000	CRRC Corp. Ltd. Class H (Machinery)	48,016
18,492	Ctrip.com International Ltd. ADR* (Internet & Direct Marketing Retail)	720,818
56,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles)	49,947
4,700	ENN Energy Holdings Ltd. (Gas Utilities)	48,346
106,000	Genscript Biotech Corp.* (Life Sciences Tools & Services)	259,088
27,000	Great Wall Motor Co. Ltd. Class H (Automobiles)	18,290
27,755	Guangzhou Automobile Group Co. Ltd. Class H (Automobiles)	28,220
13,633	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H (Pharmaceuticals)	56,016
68,271	Guangzhou R&F Properties Co. Ltd. Class H (Real Estate Management & Development)	123,522
232,386	Haitong Securities Co. Ltd. Class H (Capital Markets)	230,280
6,000	Hengan International Group Co. Ltd. (Personal Products)	45,382
60,000	Huaneng Power International, Inc. Class H (Independent Power and Renewable Electricity Producers)	34,917
19,800	Huatai Securities Co. Ltd. Class H(a) (Capital Markets)	32,078

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
55,000	Industrial and Commercial Bank of China Ltd. Class H (Banks)	$ 36,935
26,148	JD.com, Inc. ADR* (Internet & Direct Marketing Retail)	782,087
74,225	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	182,995
11,000	Longfor Group Holdings Ltd.(a) (Real Estate Management & Development)	40,680
238,390	Lonking Holdings Ltd. (Machinery)	61,839
248,927	Luye Pharma Group Ltd.(a) (Pharmaceuticals)	192,216
2,729	NetEase, Inc. ADR (Entertainment)	629,908
41,868	New China Life Insurance Co. Ltd. Class H (Insurance)	207,675
96,000	PetroChina Co. Ltd. Class H (Oil, Gas & Consumable Fuels)	50,919
16,000	PICC Property and Casualty Co. Ltd. Class H (Insurance)	18,998
80,326	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	946,707
52,000	Postal Savings Bank of China Co. Ltd. Class H(a) (Banks)	30,241
8,805	Qudian, Inc. ADR* (Consumer Finance)	80,478
36,500	Semiconductor Manufacturing International Corp.* (Semiconductors & Semiconductor Equipment)	42,993
23,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H (Pharmaceuticals)	69,568
107,120	Sihuan Pharmaceutical Holdings Group Ltd. (Pharmaceuticals)	21,945
12,128	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	44,832
36,215	Sinotruk Hong Kong Ltd. (Machinery)	53,104
69,437	Sunac China Holdings Ltd. (Real Estate Management & Development)	313,208
74,705	Tencent Holdings Ltd. (Interactive Media & Services)	3,480,727
774,119	The People’s Insurance Co. Group of China Ltd. Class H (Insurance)	324,744
91,996	Tianneng Power International Ltd. (Auto Components)	73,450
71,925	Times China Holdings Ltd. (Real Estate Management & Development)	126,227

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
18,000	Tingyi Cayman Islands Holding Corp. (Food Products)	$ 26,863
17,799	Tsingtao Brewery Co. Ltd. Class H (Beverages)	104,102
41,000	Want Want China Holdings Ltd. (Food Products)	31,888
8,729	Weibo Corp. ADR* (Interactive Media & Services)	341,915
122,137	Weichai Power Co. Ltd. Class H (Machinery)	188,187
21,000	Wuxi Biologics Cayman, Inc.*(a) (Life Sciences Tools & Services)	223,173
15,259	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H(a) (Pharmaceuticals)	76,850
19,113	Yihai International Holding Ltd.* (Food Products)	101,417
281	YY, Inc. ADR* (Interactive Media & Services)	18,037
11,400	Zhuzhou CRRC Times Electric Co. Ltd. Class H (Electrical Equipment)	54,490

		22,319,693

Colombia – 0.0%
43,268	Ecopetrol SA (Oil, Gas & Consumable Fuels)	38,772
4,530	Grupo Argos SA (Construction Materials)	23,224
1,613	Grupo de Inversiones Suramericana SA (Diversified Financial Services)	16,961
5,519	Interconexion Electrica SA ESP (Electric Utilities)	29,942

		108,899

Czech Republic – 0.1%
10,062	CEZ AS (Electric Utilities)	225,601
591	Komercni banka AS (Banks)	22,797

		248,398

Denmark – 0.5%
37	AP Moller - Maersk A/S Class B (Marine)	41,545
2,833	Carlsberg A/S Class B (Beverages)	386,959
6,327	Chr Hansen Holding A/S (Chemicals)	552,454
543	Coloplast A/S Class B (Health Care Equipment & Supplies)	63,420
5,402	DSV A/S (Road & Rail)	515,587
1,176	GN Store Nord A/S (Health Care Equipment & Supplies)	55,784
2,638	ISS A/S (Commercial Services & Supplies)	73,982

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Denmark – (continued)
14,610	Novo Nordisk A/S Class B (Pharmaceuticals)	$ 701,562
1,853	Orsted A/S(a) (Electric Utilities)	168,910
966	Pandora A/S (Textiles, Apparel & Luxury Goods)	37,029
3,865	Royal Unibrew A/S (Beverages)	288,029

		2,885,261

Finland – 0.2%
2,209	Elisa Oyj (Diversified Telecommunication Services)	103,879
4,792	Fortum Oyj (Electric Utilities)	109,927
1,242	Kesko Oyj Class B (Food & Staples Retailing)	75,399
2,029	Kone Oyj Class B (Machinery)	115,599
7,216	Metso Oyj (Machinery)	277,277
1,476	Neste Oyj (Oil, Gas & Consumable Fuels)	48,850
9,960	Nokia Oyj (Communications Equipment)	53,681
1,771	Nokian Renkaat Oyj* (Auto Components)	50,772
3,701	Stora Enso Oyj Class R (Paper & Forest Products)	42,623
1,885	UPM-Kymmene Oyj (Paper & Forest Products)	50,810
1,822	Wartsila Oyj Abp (Machinery)	22,891

		951,708

France – 3.1%
261	Aeroports de Paris (Transportation Infrastructure)	44,868
7,797	Air Liquide SA (Chemicals)	1,076,269
2,394	Alstom SA (Machinery)	103,107
321	Amundi SA(a) (Capital Markets)	22,086
309	Arkema SA (Chemicals)	27,812
554	Atos SE (IT Services)	44,548
1,190	AXA SA (Insurance)	29,974
20,997	BNP Paribas SA (Banks)	982,660
7,729	Bollore SA (Air Freight & Logistics)	33,237
1,455	Bouygues SA (Construction & Engineering)	52,088
2,073	Bureau Veritas SA (Professional Services)	51,653
632	Capgemini SE (IT Services)	80,241
32,067	Carrefour SA (Food & Staples Retailing)	617,846
769	Cie de Saint-Gobain (Building Products)	29,459
280	Cie Generale des Etablissements Michelin SCA (Auto Components)	30,953
2,820	CNP Assurances (Insurance)	58,284

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
2,762	Covivio (Equity Real Estate Investment Trusts (REITs))	$ 282,363
2,154	Credit Agricole SA (Banks)	25,641
10,254	Danone SA (Food Products)	889,933
16	Dassault Aviation SA (Aerospace & Defense)	21,963
1,985	Dassault Systemes SE (Software)	301,951
511	Eiffage SA (Construction & Engineering)	50,493
6,257	Electricite de France SA (Electric Utilities)	77,457
29,909	Engie SA (Multi-Utilities)	460,284
9,473	EssilorLuxottica SA (Textiles, Apparel & Luxury Goods)	1,282,325
758	Eurazeo SE (Diversified Financial Services)	50,866
697	Gecina SA (Equity Real Estate Investment Trusts (REITs))	106,941
346	Hermes International (Textiles, Apparel & Luxury Goods)	243,039
2,135	ICADE (Equity Real Estate Investment Trusts (REITs))	185,530
3,195	Ingenico Group SA (Electronic Equipment, Instruments & Components)	302,720
200	Ipsen SA (Pharmaceuticals)	22,959
5,887	JCDecaux SA (Media)	169,491
127	Kering SA (Textiles, Apparel & Luxury Goods)	65,597
548	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	16,904
5,864	Korian SA (Health Care Providers & Services)	231,457
1,820	L’Oreal SA (Personal Products)	486,967
4,994	Legrand SA (Electrical Equipment)	351,785
4,376	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	1,807,547
9,599	Natixis SA (Capital Markets)	38,495
5,015	Orange SA (Diversified Telecommunication Services)	74,335
2,055	Orpea (Health Care Providers & Services)	256,747
8,276	Pernod Ricard SA (Beverages)	1,452,303
4,331	Peugeot SA (Automobiles)	102,225
894	Publicis Groupe SA (Media)	44,115
807	Renault SA (Automobiles)	45,150
20,966	Rexel SA (Trading Companies & Distributors)	234,106
5,314	Rubis SCA (Gas Utilities)	299,444
368	Safran SA (Aerospace & Defense)	52,830
1,207	Sanofi (Pharmaceuticals)	100,582
12,700	Schneider Electric SE (Electrical Equipment)	1,095,706

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
2,352	SCOR SE (Insurance)	$ 96,654
1,037	Societe Generale SA (Banks)	25,401
402	Sodexo SA (Hotels, Restaurants & Leisure)	46,126
6,048	Suez (Multi-Utilities)	88,911
384	Teleperformance (Professional Services)	80,597
337	Thales SA (Aerospace & Defense)	37,971
23,081	TOTAL SA (Oil, Gas & Consumable Fuels)	1,196,292
5,575	Ubisoft Entertainment SA* (Entertainment)	458,570
188	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts (REITs))	25,182
3,005	Veolia Environnement SA (Multi-Utilities)	75,834
3,384	Vivendi SA (Entertainment)	93,991
165	Wendel SA (Diversified Financial Services)	22,735

		16,763,600

Germany – 2.5%
2,996	adidas AG (Textiles, Apparel & Luxury Goods)	954,954
186	Allianz SE (Insurance)	43,154
548	Axel Springer SE (Media)	37,825
25,891	BASF SE (Chemicals)	1,718,754
15,971	Bayer AG (Pharmaceuticals)	1,034,425
595	Bayerische Motoren Werke AG (Automobiles)	44,019
2,288	Bechtle AG (IT Services)	253,443
7,508	Beiersdorf AG (Personal Products)	870,086
464	Brenntag AG (Trading Companies & Distributors)	22,662
2,103	Carl Zeiss Meditec AG (Health Care Equipment & Supplies)	230,424
14,682	CECONOMY AG* (Specialty Retail)	93,845
4,396	Commerzbank AG (Banks)	29,830
1,595	CompuGroup Medical SE (Health Care Technology)	123,060
268	Continental AG (Auto Components)	36,744
669	Covestro AG(a) (Chemicals)	30,173
679	Daimler AG (Automobiles)	35,249
459	Delivery Hero SE*(a) (Internet & Direct Marketing Retail)	22,048
3,118	Deutsche Bank AG (Capital Markets)	24,102
2,592	Deutsche Boerse AG (Capital Markets)	359,828
3,007	Deutsche Lufthansa AG (Airlines)	47,655
27,314	Deutsche Post AG (Air Freight & Logistics)	888,429
3,141	Deutsche Telekom AG (Diversified Telecommunication Services)	51,453

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
2,486	Deutsche Wohnen SE (Real Estate Management & Development)	$ 90,660
22,821	Deutz AG (Machinery)	157,539
1,918	Evonik Industries AG (Chemicals)	54,580
7,561	Evotec SE* (Life Sciences Tools & Services)	213,073
278	Fraport AG Frankfurt Airport Services Worldwide (Transportation Infrastructure)	23,217
781	GEA Group AG (Machinery)	19,384
608	Hannover Rueck SE (Insurance)	94,809
634	HeidelbergCement AG (Construction Materials)	45,786
582	HUGO BOSS AG (Textiles, Apparel & Luxury Goods)	36,579
1,151	Innogy SE (Multi-Utilities)	53,456
1,146	K&S AG (Chemicals)	18,495
551	LANXESS AG (Chemicals)	32,797
3,325	LEG Immobilien AG (Real Estate Management & Development)	383,443
4,866	Merck KGaA (Pharmaceuticals)	496,302
971	MTU Aero Engines AG (Aerospace & Defense)	241,970
243	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	57,909
1,109	OSRAM Licht AG (Electrical Equipment)	41,743
11,394	ProSiebenSat.1 Media SE (Media)	147,178
4,435	Puma SE (Textiles, Apparel & Luxury Goods)	310,529
3,097	Rheinmetall AG (Industrial Conglomerates)	351,426
16,626	SAP SE (Software)	2,032,296
4,304	Scout24 AG(a) (Interactive Media & Services)	239,418
3,888	Siemens AG (Industrial Conglomerates)	423,144
850	Siemens Healthineers AG(a) (Health Care Equipment & Supplies)	35,289
1,602	Sixt SE (Road & Rail)	164,518
2,963	Stroeer SE & Co. KGaA (Media)	233,407
644	Symrise AG (Chemicals)	59,340
3,995	TLG Immobilien AG (Real Estate Management & Development)	117,416
2,350	Uniper SE (Independent Power and Renewable Electricity Producers)	72,402
544	United Internet AG (Diversified Telecommunication Services)	16,136

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
2,276	Vonovia SE (Real Estate Management & Development)	$ 111,124

		13,327,527

Greece – 0.0%
21,672	Eurobank Ergasias SA* (Banks)	21,136
1,111	Hellenic Telecommunications Organization SA (Diversified Telecommunication Services)	15,300
890	JUMBO SA (Specialty Retail)	17,443
787	Motor Oil Hellas Corinth Refineries SA (Oil, Gas & Consumable Fuels)	19,515
2,263	National Bank of Greece SA* (Banks)	6,600
1,996	OPAP SA (Hotels, Restaurants & Leisure)	22,465

		102,459

Hong Kong – 1.7%
188,508	AIA Group Ltd. (Insurance)	1,929,523
2,300	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	26,899
13,000	Beijing Enterprises Holdings Ltd. (Gas Utilities)	63,469
74,000	Beijing Enterprises Water Group Ltd.* (Water Utilities)	38,950
123,105	Bosideng International Holdings Ltd. (Textiles, Apparel & Luxury Goods)	42,469
51,489	BYD Electronic International Co. Ltd. (Communications Equipment)	80,411
6,000	China Jinmao Holdings Group Ltd. (Real Estate Management & Development)	3,866
160,723	China Merchants Port Holdings Co. Ltd. (Transportation Infrastructure)	265,991
233,324	China Mobile Ltd. (Wireless Telecommunication Services)	1,984,275
37,301	China Overseas Land & Investment Ltd. (Real Estate Management & Development)	127,161
16,000	China Resources Beer Holdings Co. Ltd. (Beverages)	74,967
16,000	China Resources Gas Group Ltd. (Gas Utilities)	80,985
10,000	China Resources Land Ltd. (Real Estate Management & Development)	42,734

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
23,000	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	$ 25,014
32,000	China Resources Power Holdings Co. Ltd. (Independent Power and Renewable Electricity Producers)	45,953
404,892	China South City Holdings Ltd. (Real Estate Management & Development)	55,570
412,054	China Unicom Hong Kong Ltd. (Diversified Telecommunication Services)	401,445
541,172	CITIC Ltd. (Industrial Conglomerates)	716,549
1,500	CK Asset Holdings Ltd. (Real Estate Management & Development)	11,279
2,500	CK Hutchison Holdings Ltd. (Industrial Conglomerates)	23,362
9,500	CLP Holdings Ltd. (Electric Utilities)	103,290
557,066	CNOOC Ltd. (Oil, Gas & Consumable Fuels)	918,470
3,800	Dairy Farm International Holdings Ltd. (Food & Staples Retailing)	28,455
42,656	Far East Horizon Ltd. (Diversified Financial Services)	39,675
28,000	Guangdong Investment Ltd. (Water Utilities)	58,849
12,000	Hang Lung Group Ltd. (Real Estate Management & Development)	30,823
14,000	Hang Lung Properties Ltd. (Real Estate Management & Development)	32,957
36,183	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	79,896
6,000	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	36,591
46,000	Hysan Development Co. Ltd. (Real Estate Management & Development)	219,145
500	Jardine Matheson Holdings Ltd. (Industrial Conglomerates)	30,348
800	Jardine Strategic Holdings Ltd. (Industrial Conglomerates)	27,425
62,000	Kunlun Energy Co. Ltd. (Gas Utilities)	54,072
152,000	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	122,307
9,000	Link REIT (Equity Real Estate Investment Trusts (REITs))	104,681

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
80,000	Melco International Development Ltd. (Hotels, Restaurants & Leisure)	$ 194,655
4,337	MTR Corp. Ltd. (Road & Rail)	28,461
21,071	New World Development Co. Ltd. (Real Estate Management & Development)	29,668
27,945	NWS Holdings Ltd. (Industrial Conglomerates)	51,886
87,000	PCCW Ltd. (Diversified Telecommunication Services)	49,616
9,000	Power Assets Holdings Ltd. (Electric Utilities)	64,325
64,000	Sands China Ltd. (Hotels, Restaurants & Leisure)	307,191
9,018	Shimao Property Holdings Ltd. (Real Estate Management & Development)	24,906
15,467	Sino Land Co. Ltd. (Real Estate Management & Development)	25,047
2,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	32,231
4,500	Swire Pacific Ltd. Class A (Real Estate Management & Development)	51,291
16,000	Swire Properties Ltd. (Real Estate Management & Development)	57,774
4,000	Techtronic Industries Co. Ltd. (Machinery)	29,747
13,000	The Wharf Holdings Ltd. (Real Estate Management & Development)	31,609
4,000	Vitasoy International Holdings Ltd. (Food Products)	18,830
35,000	WH Group Ltd.(a) (Food Products)	34,068
3,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	18,925
3,000	Wheelock & Co. Ltd. (Real Estate Management & Development)	18,878
14,000	Xinyi Glass Holdings Ltd. (Auto Components)	14,113
64,544	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	180,848
220,234	Yuexiu Property Co. Ltd. (Real Estate Management & Development)	49,786

		9,241,711

Shares	Description	Value

Common Stocks – (continued)
Hungary – 0.1%
11,639	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	$ 118,120
7,019	OTP Bank Nyrt (Banks)	292,313
5,124	Richter Gedeon Nyrt (Pharmaceuticals)	90,177

		500,610

India – 1.4%
64,263	Adani Power Ltd.* (Independent Power and Renewable Electricity Producers)	56,576
8,583	Ambuja Cements Ltd. (Construction Materials)	25,057
1,148	Apollo Hospitals Enterprise Ltd. (Health Care Providers & Services)	22,493
960	Asian Paints Ltd. (Chemicals)	21,147
1,201	Aurobindo Pharma Ltd. (Pharmaceuticals)	9,952
1,961	Axis Bank Ltd. (Banks)	19,138
1,038	Bajaj Auto Ltd. (Automobiles)	37,850
263	Bajaj Finserv Ltd. (Insurance)	27,047
24,844	Balrampur Chini Mills Ltd. (Food Products)	50,917
8,548	Bata India Ltd. (Textiles, Apparel & Luxury Goods)	161,846
104,784	Bharat Electronics Ltd. (Aerospace & Defense)	155,606
709	Bharti Airtel Ltd. (Wireless Telecommunication Services)	3,468
29,225	Birlasoft Ltd (Software)	31,568
68	Bosch Ltd. (Auto Components)	14,228
1,006	Britannia Industries Ltd.* (Food Products)	37,997
6,453	Cipla Ltd. (Pharmaceuticals)	48,767
16,559	Coal India Ltd. (Oil, Gas & Consumable Fuels)	49,096
8,353	Dabur India Ltd. (Personal Products)	51,628
2,386	Dr Reddy’s Laboratories Ltd. (Pharmaceuticals)	88,810
9,963	Escorts Ltd. (Machinery)	67,713
119,649	Federal Bank Ltd. (Banks)	159,910
28,147	GAIL India Ltd. (Gas Utilities)	52,548
6,601	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (Chemicals)	20,149
871	Havells India Ltd. (Electrical Equipment)	8,144
34,250	HCL Technologies Ltd. (IT Services)	513,616
11,948	HDFC Bank Ltd. ADR (Banks)	1,373,781
333	Hero MotoCorp Ltd. (Automobiles)	11,354

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
624	Hindalco Industries Ltd. (Metals & Mining)	$ 1,719
11,155	Hindustan Petroleum Corp. Ltd. (Oil, Gas & Consumable Fuels)	42,912
1,330	Hindustan Unilever Ltd. (Household Products)	33,324
13,767	Housing Development Finance Corp. Ltd. (Thrifts & Mortgage Finance)	423,255
3,445	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	6,949
27,767	Indraprastha Gas Ltd. (Gas Utilities)	121,921
43,077	Infosys Ltd. ADR (IT Services)	487,632
6,433	InterGlobe Aviation Ltd.(a) (Airlines)	145,251
11,397	ITC Ltd. (Tobacco)	44,621
15,945	Just Dial Ltd.* (Interactive Media & Services)	160,905
288	Larsen & Toubro Ltd. (Construction & Engineering)	5,785
2,886	LIC Housing Finance Ltd. (Thrifts & Mortgage Finance)	21,646
1,224	Lupin Ltd. (Pharmaceuticals)	13,609
473	Mahindra & Mahindra Ltd. (Automobiles)	3,763
7,587	Marico Ltd. (Personal Products)	40,371
18,251	Muthoot Finance Ltd. (Consumer Finance)	160,604
59,740	NCC Ltd.* (Construction & Engineering)	63,189
211	Nestle India Ltd. (Food Products)	35,697
21,283	NTPC Ltd. (Independent Power and Renewable Electricity Producers)	39,156
231,340	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	465,470
11,331	Petronet LNG Ltd. (Oil, Gas & Consumable Fuels)	38,836
40,733	Power Finance Corp.* (Diversified Financial Services)	64,722
11,681	Power Grid Corp. of India Ltd. (Electric Utilities)	35,709
10,659	Radico Khaitan Ltd. (Beverages)	45,944
1,970	RBL Bank Ltd.(a) (Banks)	11,528
72,844	REC Ltd. (Diversified Financial Services)	147,918
1,263	Reliance Industries Ltd. (Oil, Gas & Consumable Fuels)	21,291
26	Shree Cement Ltd. (Construction Materials)	7,600
614	Shriram Transport Finance Co. Ltd. (Consumer Finance)	8,616
3,538	State Bank of India* (Banks)	17,003

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
1,843	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	$ 11,398
40,364	Tata Consultancy Services Ltd. (IT Services)	1,291,972
5,179	Tata Motors Ltd.* (Automobiles)	10,131
2,065	Tata Steel Ltd. (Metals & Mining)	12,901
268	UltraTech Cement Ltd. (Construction Materials)	16,876
7,664	UPL Ltd. (Chemicals)	66,084
3,636	Vedanta Ltd. (Metals & Mining)	8,085
29,844	Wipro Ltd. (IT Services)	114,677

		7,369,476

Indonesia – 0.5%
112,000	Adaro Energy Tbk PT (Oil, Gas & Consumable Fuels)	10,072
15,800	Bank Central Asia Tbk PT (Banks)	34,687
724,872	Bank Mandiri Persero Tbk PT (Banks)	407,809
699,900	Bank Negara Indonesia Persero Tbk PT (Banks)	419,585
2,023,953	Bank Rakyat Indonesia Persero Tbk PT (Banks)	641,346
901,851	Bank Tabungan Pensiunan Nasional Syariah Tbk PT* (Banks)	203,957
599,754	Bukit Asam Tbk PT (Oil, Gas & Consumable Fuels)	116,559
67,200	Charoen Pokphand Indonesia Tbk PT (Food Products)	25,715
30,383	Gudang Garam Tbk PT (Tobacco)	163,215
48,200	Hanjaya Mandala Sampoerna Tbk PT (Tobacco)	10,367
4,100	Indocement Tunggal Prakarsa Tbk PT (Construction Materials)	6,513
26,100	Indofood CBP Sukses Makmur Tbk PT (Food Products)	19,851
32,258	Indofood Sukses Makmur Tbk PT (Food Products)	16,196
206,300	Kalbe Farma Tbk PT (Pharmaceuticals)	21,556
217,600	Perusahaan Gas Negara Tbk PT (Gas Utilities)	31,614
107,400	Semen Indonesia Persero Tbk PT (Construction Materials)	97,631
1,249,400	Telekomunikasi Indonesia Persero Tbk PT (Diversified Telecommunication Services)	381,294
6,200	Unilever Indonesia Tbk PT (Household Products)	19,212

		2,627,179

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ireland – 1.5%
8,894	Accenture PLC Class A (IT Services)	$ 1,712,807
373	Allergan PLC (Pharmaceuticals)	59,866
10,525	Bank of Ireland Group PLC (Banks)	46,443
600	CRH PLC (Construction Materials)	19,968
2,120	DCC PLC (Industrial Conglomerates)	178,777
1,307	Eaton Corp. PLC (Electrical Equipment)	107,422
883	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	69,968
23,549	Grafton Group PLC (Trading Companies & Distributors)	207,239
71,682	Greencore Group PLC (Food Products)	186,375
5,205	ICON PLC* (Life Sciences Tools & Services)	812,865
1,399	Ingersoll-Rand PLC (Machinery)	173,000
14,570	Johnson Controls International PLC (Building Products)	618,351
1,106	Kerry Group PLC Class A (Food Products)	129,046
1,454	Kingspan Group PLC (Building Products)	71,304
9,486	Linde PLC (Chemicals)	1,813,944
8,033	Medtronic PLC (Health Care Equipment & Supplies)	818,884
2,116	Perrigo Co. PLC (Pharmaceuticals)	114,285
12,320	Ryanair Holdings PLC ADR* (Airlines)	765,442
1,298	Seagate Technology PLC (Technology Hardware, Storage & Peripherals)	60,110
735	Smurfit Kappa Group PLC (Containers & Packaging)	23,124
1,159	STERIS PLC (Health Care Equipment & Supplies)	172,529
935	Willis Towers Watson PLC (Insurance)	182,531

		8,344,280

Israel – 0.4%
15,541	Bank Hapoalim BM (Banks)	117,530
14,616	Bank Leumi Le-Israel BM (Banks)	106,324
239,392	Bezeq The Israeli Telecommunication Corp. Ltd. (Diversified Telecommunication Services)	162,868
6,002	Check Point Software Technologies Ltd.* (Software)	671,924
1,472	CyberArk Software Ltd.* (Software)	204,431

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
14,198	Israel Chemicals Ltd. (Chemicals)	$ 76,413
88,740	Israel Discount Bank Ltd. Class A (Banks)	383,004
11,116	Mizrahi Tefahot Bank Ltd.* (Banks)	266,723
1,162	Nice Ltd.* (Software)	177,204
3,330	Teva Pharmaceutical Industries Ltd.* (Pharmaceuticals)	26,434

		2,192,855

Italy – 0.9%
10,202	Amplifon SpA (Health Care Providers & Services)	251,452
5,195	Assicurazioni Generali SpA (Insurance)	96,888
17,245	Autogrill SpA (Hotels, Restaurants & Leisure)	182,272
12,014	Buzzi Unicem SpA (Construction Materials)	244,160
7,064	Davide Campari-Milano SpA (Beverages)	65,698
12,586	Enel SpA (Electric Utilities)	86,096
27,725	Eni SpA (Oil, Gas & Consumable Fuels)	433,101
63,456	Hera SpA (Multi-Utilities)	236,728
176,751	Intesa Sanpaolo SpA (Banks)	383,356
78,772	Iren SpA (Multi-Utilities)	205,968
5,416	Leonardo SpA (Aerospace & Defense)	65,942
34,645	Mediobanca Banca di Credito Finanziario SpA (Banks)	347,006
792	Moncler SpA (Textiles, Apparel & Luxury Goods)	32,520
10,042	Poste Italiane SpA(a) (Insurance)	107,171
1,342	Prysmian SpA (Electrical Equipment)	27,627
614	Recordati SpA (Pharmaceuticals)	27,498
7,976	Snam SpA (Gas Utilities)	39,160
76,902	Telecom Italia SpA* (Diversified Telecommunication Services)	43,236
13,817	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	84,144
138,704	UniCredit SpA (Banks)	1,633,172

		4,593,195

Japan – 5.8%
14	Advance Residence Investment Corp. (Equity Real Estate Investment Trusts (REITs))	43,332
1,500	Advantest Corp. (Semiconductors & Semiconductor Equipment)	57,763
2,200	Aeon Co. Ltd. (Food & Staples Retailing)	38,069

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
700	AGC, Inc. (Building Products)	$ 21,441
1,000	Ajinomoto Co., Inc. (Food Products)	17,918
1,200	Alfresa Holdings Corp. (Health Care Providers & Services)	28,932
1,100	Alps Alpine Co. Ltd (Electronic Equipment, Instruments & Components)	20,025
4,500	Amada Holdings Co. Ltd. (Machinery)	49,476
1,200	ANA Holdings, Inc. (Airlines)	40,277
1,200	Aozora Bank Ltd. (Banks)	27,501
6,900	Aruhi Corp. (Thrifts & Mortgage Finance)	129,638
4,500	Asahi Kasei Corp. (Chemicals)	45,778
600	Asics Corp. (Textiles, Apparel & Luxury Goods)	6,429
2,300	Astellas Pharma, Inc. (Pharmaceuticals)	32,595
1,200	Bandai Namco Holdings, Inc. (Leisure Products)	64,511
1,000	Bridgestone Corp. (Auto Components)	37,541
2,300	Brother Industries Ltd. (Technology Hardware, Storage & Peripherals)	40,723
6,600	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	126,419
1,500	Canon, Inc. (Technology Hardware, Storage & Peripherals)	40,682
3,700	Casio Computer Co. Ltd. (Household Durables)	42,211
100	Central Japan Railway Co. (Road & Rail)	20,101
2,800	Chubu Electric Power Co., Inc. (Electric Utilities)	39,526
200	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	14,309
8,300	Coca-Cola Bottlers Japan Holdings, Inc. (Beverages)	204,304
3,100	Concordia Financial Group Ltd. (Banks)	10,916
2,200	Dai Nippon Printing Co. Ltd. (Commercial Services & Supplies)	46,144
6,200	Daicel Corp. (Chemicals)	52,465
500	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	30,384
4,900	Daikin Industries Ltd. (Building Products)	608,172
19	Daiwa House REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	46,503
5,200	Daiwa Securities Group, Inc. (Capital Markets)	22,420
8,000	Denka Co. Ltd (Chemicals)	230,227

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,000	Denso Corp. (Auto Components)	$ 212,227
1,000	Dentsu, Inc. (Media)	33,056
6,500	DIC Corp. (Chemicals)	175,368
100	Disco Corp. (Semiconductors & Semiconductor Equipment)	18,353
12,100	East Japan Railway Co. (Road & Rail)	1,109,268
7,900	Ebara Corp. (Machinery)	212,305
1,700	Electric Power Development Co. Ltd. (Independent Power and Renewable Electricity Producers)	38,056
1,300	Ezaki Glico Co. Ltd. (Food Products)	56,443
1,200	FamilyMart UNY Holdings Co. Ltd. (Food & Staples Retailing)	25,620
7,800	FANUC Corp. (Machinery)	1,386,266
1,200	FCC Co. Ltd. (Auto Components)	23,318
1,100	Fuji Electric Co. Ltd. (Electrical Equipment)	33,605
1,500	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	71,098
1,100	Fujitsu Ltd. (IT Services)	85,842
800	Fukuoka Financial Group, Inc. (Banks)	14,650
28	GLP J-REIT (Equity Real Estate Investment Trusts (REITs))	31,246
1,700	Hakuhodo DY Holdings, Inc. (Media)	26,662
1,700	Hamamatsu Photonics KK (Electronic Equipment, Instruments & Components)	63,044
600	Hankyu Hanshin Holdings, Inc. (Road & Rail)	21,065
25,800	Hazama Ando Corp. (Construction & Engineering)	177,849
3,700	Hino Motors Ltd. (Machinery)	29,682
10	Hirose Electric Co. Ltd. (Electronic Equipment, Instruments & Components)	1,048
500	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals)	20,094
4,800	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	241,858
13,500	Hitachi Ltd. (Electronic Equipment, Instruments & Components)	478,640
1,100	Honda Motor Co. Ltd. (Automobiles)	27,369
13,600	Hoya Corp. (Health Care Equipment & Supplies)	1,042,874
900	Idemitsu Kosan Co. Ltd. (Oil, Gas & Consumable Fuels)	24,802
2,000	Inpex Corp. (Oil, Gas & Consumable Fuels)	17,541

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
418	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	$ 239,915
4,400	Isetan Mitsukoshi Holdings Ltd. (Multiline Retail)	34,980
3,800	Isuzu Motors Ltd. (Automobiles)	42,049
3,300	ITOCHU Corp. (Trading Companies & Distributors)	62,834
19,100	J. Front Retailing Co. Ltd. (Multiline Retail)	224,230
3,700	Jafco Co. Ltd. (Capital Markets)	137,163
600	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	24,808
93	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	77,657
3,400	Japan Post Bank Co. Ltd. (Banks)	33,035
9,500	Japan Post Holdings Co. Ltd. (Insurance)	93,124
16	Japan Prime Realty Investment Corp. (Equity Real Estate Investment Trusts (REITs))	70,729
7	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	43,786
39	Japan Retail Fund Investment Corp. (Equity Real Estate Investment Trusts (REITs))	78,574
18,300	Japan Tobacco, Inc. (Tobacco)	403,217
1,800	JFE Holdings, Inc. (Metals & Mining)	23,798
1,800	JSR Corp. (Chemicals)	29,727
1,400	JTEKT Corp. (Machinery)	16,599
18,200	Kajima Corp. (Construction & Engineering)	234,068
9,800	Kamigumi Co. Ltd. (Transportation Infrastructure)	225,293
6,800	Kanamoto Co. Ltd. (Trading Companies & Distributors)	174,791
400	Kaneka Corp. (Chemicals)	14,851
800	Kao Corp. (Personal Products)	58,385
1,500	KAWADA TECHNOLOGIES, Inc. (Construction & Engineering)	102,860
700	Kawasaki Heavy Industries Ltd. (Machinery)	15,230
56,700	KDDI Corp. (Wireless Telecommunication Services)	1,479,388
500	Keihan Holdings Co. Ltd. (Industrial Conglomerates)	20,265
9,800	Keihin Corp. (Auto Components)	136,020
100	Keio Corp. (Road & Rail)	6,188

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,000	Keisei Electric Railway Co. Ltd. (Road & Rail)	$ 36,757
35	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	251,358
138	Kenedix Residential Next Investment Corp. (Equity Real Estate Investment Trusts (REITs))	244,122
2,600	Kewpie Corp. (Food Products)	58,835
1,410	Keyence Corp. (Electronic Equipment, Instruments & Components)	809,127
400	Kikkoman Corp. (Food Products)	18,185
700	Kintetsu Group Holdings Co. Ltd. (Road & Rail)	33,189
1,000	Kirin Holdings Co. Ltd. (Beverages)	21,688
400	Kobayashi Pharmaceutical Co. Ltd. (Personal Products)	28,538
3,700	Kobe Steel Ltd. (Metals & Mining)	23,740
6,600	Komeri Co. Ltd. (Specialty Retail)	135,585
1,000	Konami Holdings Corp. (Entertainment)	42,430
32,600	Konica Minolta, Inc. (Technology Hardware, Storage & Peripherals)	270,161
32,100	Kubota Corp. (Machinery)	495,159
1,800	Kuraray Co. Ltd. (Chemicals)	21,288
1,400	Kurita Water Industries Ltd. (Machinery)	35,344
9,200	Kyocera Corp. (Electronic Equipment, Instruments & Components)	560,715
10,100	Kyowa Exeo Corp. (Construction & Engineering)	242,575
2,400	Kyowa Kirin Co. Ltd. (Pharmaceuticals)	39,554
6,100	Kyushu Electric Power Co., Inc. (Electric Utilities)	60,611
2,400	Kyushu Railway Co. (Road & Rail)	68,381
8,000	LAC Co. Ltd. (IT Services)	124,369
700	Lawson, Inc. (Food & Staples Retailing)	34,980
6,700	Lintec Corp. (Chemicals)	140,973
2,200	Lion Corp. (Household Products)	43,187
2,500	LIXIL Group Corp. (Building Products)	43,243
17,100	Maeda Corp. (Construction & Engineering)	128,114
5,900	Makino Milling Machine Co. Ltd. (Machinery)	245,960
6,900	Marubeni Corp. (Trading Companies & Distributors)	44,730

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
6,500	Matsumotokiyoshi Holdings Co. Ltd. (Food & Staples Retailing)	$ 216,365
7,000	Mazda Motor Corp. (Automobiles)	67,723
13,700	MCJ Co. Ltd. (Technology Hardware, Storage & Peripherals)	100,183
240	MCUBS MidCity Investment Corp. (Equity Real Estate Investment Trusts (REITs))	239,095
59,000	Mebuki Financial Group, Inc. (Banks)	145,581
2,400	Medipal Holdings Corp. (Health Care Providers & Services)	50,980
200	MEIJI Holdings Co. Ltd. (Food Products)	13,889
1,300	Mitsubishi Chemical Holdings Corp. (Chemicals)	9,229
2,500	Mitsubishi Corp. (Trading Companies & Distributors)	67,131
2,200	Mitsubishi Electric Corp. (Electrical Equipment)	28,734
2,600	Mitsubishi Gas Chemical Co., Inc. (Chemicals)	34,599
1,700	Mitsubishi Heavy Industries Ltd. (Machinery)	70,127
1,200	Mitsubishi Materials Corp. (Metals & Mining)	33,007
8,500	Mitsubishi Motors Corp. (Automobiles)	37,404
3,600	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals)	40,644
2,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	11,360
41,600	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financial Services)	220,447
3,300	Mitsui & Co. Ltd. (Trading Companies & Distributors)	53,648
1,200	Mitsui Chemicals, Inc. (Chemicals)	27,441
1,500	Mitsui OSK Lines Ltd. (Marine)	36,789
22,100	Mizuho Financial Group, Inc. (Banks)	31,367
7,300	Morinaga Milk Industry Co. Ltd. (Food Products)	283,282
1,100	MS&AD Insurance Group Holdings, Inc. (Insurance)	36,056
2,000	Nagoya Railroad Co. Ltd. (Road & Rail)	55,059
1,100	Nankai Electric Railway Co. Ltd. (Road & Rail)	26,355
7,200	NEC Corp. (Technology Hardware, Storage & Peripherals)	294,331
6,600	NH Foods Ltd. (Food Products)	244,780
3,100	Nichiha Corp. (Building Products)	80,858

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
8,600	Nichirei Corp. (Food Products)	$ 198,968
3,700	Nikon Corp. (Household Durables)	49,956
8	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	56,152
300	Nippon Express Co. Ltd. (Road & Rail)	16,908
22	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	52,895
3,000	Nippon Shinyaku Co. Ltd. (Pharmaceuticals)	216,182
1,000	Nippon Steel Corp. (Metals & Mining)	15,667
1,300	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	58,670
1,500	Nippon Yusen KK (Marine)	24,991
4,500	Nishio Rent All Co. Ltd. (Trading Companies & Distributors)	125,800
300	Nissan Chemical Corp. (Chemicals)	13,119
6,800	Nissan Motor Co. Ltd. (Automobiles)	44,199
1,700	Nisshin Seifun Group, Inc. (Food Products)	32,127
500	Nissin Foods Holdings Co. Ltd. (Food Products)	31,036
4,100	Nomura Holdings, Inc. (Capital Markets)	13,178
24	Nomura Real Estate Master Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	38,131
1,800	Nomura Research Institute Ltd. (IT Services)	31,870
1,100	NSK Ltd. (Machinery)	9,301
2,600	NTT Data Corp. (IT Services)	34,139
1,600	NTT DOCOMO, Inc. (Wireless Telecommunication Services)	38,364
4,900	Obayashi Corp. (Construction & Engineering)	46,408
100	Obic Co. Ltd. (IT Services)	10,655
300	Odakyu Electric Railway Co. Ltd. (Road & Rail)	6,698
9,600	Oji Holdings Corp. (Paper & Forest Products)	49,644
2,000	OKUMA Corp. (Machinery)	103,981
58,100	Olympus Corp. (Health Care Equipment & Supplies)	633,457
400	Omron Corp. (Electronic Equipment, Instruments & Components)	19,031
400	Oriental Land Co. Ltd. (Hotels, Restaurants & Leisure)	52,778
800	ORIX Corp. (Diversified Financial Services)	11,418

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
35	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 67,931
1,200	Osaka Gas Co. Ltd. (Gas Utilities)	22,045
1,400	Otsuka Corp. (IT Services)	55,205
1,000	Otsuka Holdings Co. Ltd. (Pharmaceuticals)	36,775
1,100	Pan Pacific International Holdings Corp. (Multiline Retail)	70,373
4,700	Panasonic Corp. (Household Durables)	39,631
400	Pigeon Corp. (Household Products)	14,586
600	Recruit Holdings Co. Ltd. (Professional Services)	20,317
6,300	Renesas Electronics Corp.* (Semiconductors & Semiconductor Equipment)	37,027
8,200	Ricoh Co. Ltd. (Technology Hardware, Storage & Peripherals)	75,107
100	Rinnai Corp. (Household Durables)	6,739
300	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	20,908
7,200	Saizeriya Co. Ltd. (Hotels, Restaurants & Leisure)	168,280
4,900	Sankyu, Inc. (Road & Rail)	263,074
4,800	Sawai Pharmaceutical Co. Ltd. (Pharmaceuticals)	264,827
5,900	SBI Holdings, Inc. (Capital Markets)	134,142
300	Secom Co. Ltd. (Commercial Services & Supplies)	23,511
17,300	Sega Sammy Holdings, Inc. (Leisure Products)	221,769
3,300	Seiko Epson Corp. (Technology Hardware, Storage & Peripherals)	48,562
2,400	Sekisui Chemical Co. Ltd. (Household Durables)	35,474
1,600	Sekisui House Ltd. (Household Durables)	26,901
400	Seven & i Holdings Co. Ltd. (Food & Staples Retailing)	13,651
900	Shimadzu Corp. (Electronic Equipment, Instruments & Components)	21,610
4,000	Shimizu Corp. (Construction & Engineering)	32,189
1,800	Shin-Etsu Chemical Co. Ltd. (Chemicals)	183,269
1,400	Shinsei Bank Ltd. (Banks)	21,147
500	Shionogi & Co. Ltd. (Pharmaceuticals)	27,683
3,900	Ship Healthcare Holdings, Inc. (Health Care Providers & Services)	175,251

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
700	Shiseido Co. Ltd. (Personal Products)	$ 51,509
1,600	Softbank Corp. (Wireless Telecommunication Services)	21,559
200	Sohgo Security Services Co. Ltd. (Commercial Services & Supplies)	9,695
11,400	Sojitz Corp. (Trading Companies & Distributors)	35,617
19,900	Sompo Holdings, Inc. (Insurance)	824,118
500	Square Enix Co. Ltd. (Entertainment)	17,055
1,300	Stanley Electric Co. Ltd. (Auto Components)	32,236
4,200	Sumitomo Bakelite Co. Ltd. (Chemicals)	142,872
1,900	Sumitomo Corp. (Trading Companies & Distributors)	28,193
1,600	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals)	29,383
1,000	Sumitomo Electric Industries Ltd. (Auto Components)	12,373
17,800	Sumitomo Forestry Co. Ltd. (Household Durables)	222,803
8,700	Sumitomo Heavy Industries Ltd. (Machinery)	280,476
18,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	650,438
500	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	17,089
2,700	Sumitomo Rubber Industries Ltd. (Auto Components)	29,472
1,200	Suntory Beverage & Food Ltd. (Beverages)	47,614
3,200	Sushiro Global Holdings Ltd. (Hotels, Restaurants & Leisure)	196,261
600	Suzuken Co. Ltd. (Health Care Providers & Services)	33,064
300	Taiheiyo Cement Corp. (Construction Materials)	8,426
300	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals)	22,875
53,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)	1,834,367
1,000	Teijin Ltd. (Chemicals)	17,301
24,700	Terumo Corp. (Health Care Equipment & Supplies)	718,902
6,200	The 77 Bank Ltd. (Banks)	88,390
3,200	The Chiba Bank Ltd. (Banks)	15,827
6,900	The Chugoku Electric Power Co., Inc. (Electric Utilities)	86,107
3,100	The Kansai Electric Power Co., Inc. (Electric Utilities)	38,284
1,200	The Shizuoka Bank Ltd. (Banks)	8,297
300	THK Co. Ltd. (Machinery)	7,561
5,400	TIS, Inc. (IT Services)	280,291
1,600	Tobu Railway Co. Ltd. (Road & Rail)	45,490

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,100	Toho Co. Ltd. (Entertainment)	$ 42,710
2,100	Toho Gas Co. Ltd. (Gas Utilities)	79,852
5,200	Tohoku Electric Power Co., Inc. (Electric Utilities)	52,030
900	Tokio Marine Holdings, Inc. (Insurance)	47,773
10,500	Tokyo Broadcasting System Holdings, Inc. (Media)	177,988
9,400	Tokyo Electric Power Co. Holdings, Inc.* (Electric Utilities)	45,217
3,200	Tokyo Gas Co. Ltd. (Gas Utilities)	79,877
2,200	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	25,670
3,300	Tokyotokeiba Co. Ltd. (Hotels, Restaurants & Leisure)	94,186
800	Tokyu Corp. (Road & Rail)	14,009
3,600	Toppan Printing Co. Ltd. (Commercial Services & Supplies)	58,514
6,300	Toray Industries, Inc. (Chemicals)	43,341
1,700	Toshiba Corp. (Industrial Conglomerates)	54,241
3,800	Tosoh Corp. (Chemicals)	53,260
5,300	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals)	133,001
1,900	Toyo Seikan Group Holdings Ltd. (Containers & Packaging)	33,167
1,700	Toyo Suisan Kaisha Ltd. (Food Products)	68,362
7,400	Toyoda Gosei Co. Ltd. (Auto Components)	136,092
600	Toyota Industries Corp. (Auto Components)	31,149
500	Toyota Motor Corp. (Automobiles)	32,307
1,200	Toyota Tsusho Corp. (Trading Companies & Distributors)	34,735
1,400	Trend Micro, Inc. (Software)	61,043
1,600	Tsumura & Co. (Pharmaceuticals)	44,090
2,000	Tsuruha Holdings, Inc. (Food & Staples Retailing)	203,583
1,500	Unicharm Corp. (Household Products)	42,437
31	United Urban Investment Corp. (Equity Real Estate Investment Trusts (REITs))	52,448
2,300	USS Co. Ltd. (Specialty Retail)	45,547
700	West Japan Railway Co. (Road & Rail)	57,300
600	Yakult Honsha Co. Ltd. (Food Products)	33,828

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
13,000	Yamada Denki Co. Ltd. (Specialty Retail)	$ 57,343
1,000	Yamaha Corp. (Leisure Products)	47,142
1,500	Yamaha Motor Co. Ltd. (Automobiles)	26,302
1,800	Yamazaki Baking Co. Ltd. (Food Products)	27,334
5,300	Yokogawa Bridge Holdings Corp. (Construction & Engineering)	82,387
1,400	Yokogawa Electric Corp. (Electronic Equipment, Instruments & Components)	25,056
5,500	Zenkoku Hosho Co. Ltd. (Diversified Financial Services)	214,534
14,900	Zeon Corp. (Chemicals)	172,316

		31,446,730

Liberia – 0.0%
865	Royal Caribbean Cruises Ltd. (Hotels, Restaurants & Leisure)	100,634

Luxembourg – 0.1%
1,581	ArcelorMittal (Metals & Mining)	25,081
4,405	Aroundtown SA (Real Estate Management & Development)	35,142
46,081	B&M European Value Retail SA (Multiline Retail)	206,839
1,230	Globant SA* (Software)	130,380
10,800	Samsonite International SA(a) (Textiles, Apparel & Luxury Goods)	21,147
3,420	Subsea 7 SA (Energy Equipment & Services)	36,656
4,231	Tenaris SA (Energy Equipment & Services)	53,010
4,708	Trinseo SA (Chemicals)	182,717

		690,972

Malaysia – 0.1%
32,200	AirAsia Group Bhd (Airlines)	15,241
16,000	AMMB Holdings Bhd (Banks)	16,366
5,975	CIMB Group Holdings Bhd (Banks)	7,332
7,700	DiGi.Com Bhd (Wireless Telecommunication Services)	9,307
5,400	Gamuda Bhd (Construction & Engineering)	4,839
15,000	Genting Bhd (Hotels, Restaurants & Leisure)	24,910
5,900	Hong Leong Bank Bhd (Banks)	25,623
47,400	IJM Corp. Bhd (Construction & Engineering)	26,675
10,300	IOI Corp. Bhd (Food Products)	10,431

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Malaysia – (continued)
5,500	Kuala Lumpur Kepong Bhd (Food Products)	$ 31,441
13,886	Malayan Banking Bhd (Banks)	29,047
14,400	Malaysia Airports Holdings Bhd (Transportation Infrastructure)	29,168
15,900	MISC Bhd (Marine)	27,739
600	Nestle Malaysia Bhd (Food Products)	21,593
15,100	Petronas Chemicals Group Bhd (Chemicals)	27,366
3,500	Petronas Dagangan Bhd (Oil, Gas & Consumable Fuels)	19,872
4,500	Petronas Gas Bhd (Gas Utilities)	17,514
11,620	PPB Group Bhd (Food Products)	52,659
104,630	RHB Bank Bhd (Banks)	139,456
114,872	Sime Darby Bhd (Industrial Conglomerates)	60,751
42,196	Telekom Malaysia Bhd (Diversified Telecommunication Services)	41,732
7,800	Tenaga Nasional Berhad (Electric Utilities)	26,038
78,982	YTL Corp. Bhd (Multi-Utilities)	19,653

		684,753

Mexico – 0.5%
13,500	Alsea SAB de CV* (Hotels, Restaurants & Leisure)	27,523
14,634	America Movil SAB de CV ADR Class L (Wireless Telecommunication Services)	204,730
6,000	Arca Continental SAB de CV (Beverages)	31,913
9,400	Banco del Bajio SA(a) (Banks)	17,683
79,764	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Class B (Banks)	113,962
608,189	Cemex SAB de CV (Construction Materials)	216,125
139,239	Fibra Uno Administracion SA de CV (Equity Real Estate Investment Trusts (REITs))	178,955
16,000	Fomento Economico Mexicano SAB de CV (Beverages)	145,024
2,666	Fomento Economico Mexicano SAB de CV ADR (Beverages)	241,806
2,760	Gruma SAB de CV Class B (Food Products)	25,295
21,253	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation Infrastructure)	130,876

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
2,800	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	$ 28,098
49,700	Grupo Bimbo SAB de CV Series A (Food Products)	94,660
335	Grupo Elektra SAB DE CV (Banks)	22,630
60,425	Grupo Financiero Banorte SAB de CV Class O (Banks)	304,210
23,400	Grupo Financiero Inbursa SAB de CV Class O (Banks)	28,719
2,800	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	10,814
20,191	Kimberly-Clark de Mexico SAB de CV Class A* (Household Products)	41,965
8,500	Megacable Holdings SAB de CV (Media)	36,207
6,828	Mexichem SAB de CV (Chemicals)	12,510
3,605	Promotora y Operadora de Infraestructura SAB de CV (Transportation Infrastructure)	32,472
306,331	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	903,787

		2,849,964

Netherlands – 1.5%
548	Aalberts NV (Machinery)	22,049
3,949	ABN AMRO Bank NV(a) (Banks)	79,049
6,067	Aegon NV (Insurance)	29,898
7,209	Airbus SE (Aerospace & Defense)	1,023,306
18,470	Akzo Nobel NV (Chemicals)	1,742,725
4,020	ASM International NV (Semiconductors & Semiconductor Equipment)	327,905
2,260	ASML Holding NV (Semiconductors & Semiconductor Equipment)	503,553
10,906	ASR Nederland NV (Insurance)	409,810
3,974	Euronext NV(a) (Capital Markets)	306,778
394	EXOR NV (Diversified Financial Services)	27,439
274	Ferrari NV (Automobiles)	44,121
2,381	Fiat Chrysler Automobiles NV (Automobiles)	31,897
552	Heineken NV (Beverages)	59,223
89,802	ING Groep NV (Banks)	996,420
9,991	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	226,925
581	Koninklijke DSM NV (Chemicals)	71,979
20,503	Koninklijke KPN NV (Diversified Telecommunication Services)	58,463

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
959	Koninklijke Philips NV (Health Care Equipment & Supplies)	$ 44,987
2,317	Mylan NV* (Pharmaceuticals)	48,425
3,396	NN Group NV (Insurance)	127,591
433	NXP Semiconductors NV (Semiconductors & Semiconductor Equipment)	44,768
7,312	QIAGEN NV* (Life Sciences Tools & Services)	277,543
7,823	Randstad NV (Professional Services)	392,667
3,566	Rhi Magnesita NV (Construction Materials)	193,105
9,057	Signify NV(a) (Electrical Equipment)	246,141
2,054	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	37,643
937	Unilever NV (Personal Products)	54,312
651	Wolters Kluwer NV (Professional Services)	47,188
13,182	Wright Medical Group NV* (Health Care Equipment & Supplies)	380,433

		7,856,343

New Zealand – 0.1%
15,046	Contact Energy Ltd. (Electric Utilities)	76,764
3,239	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Supplies)	34,912
10,259	Fletcher Building Ltd. (Construction Materials)	33,344
20,022	Meridian Energy Ltd. (Independent Power and Renewable Electricity Producers)	61,627
111,283	Spark New Zealand Ltd. (Diversified Telecommunication Services)	290,087
785	Xero Ltd.* (Software)	34,557

		531,291

Norway – 0.1%
116,066	DNO ASA (Oil, Gas & Consumable Fuels)	194,129
7,344	Entra ASA(a) (Real Estate Management & Development)	106,525
2,965	Equinor ASA (Oil, Gas & Consumable Fuels)	53,163
3,670	Mowi ASA (Food Products)	88,201
13,468	Norsk Hydro ASA (Metals & Mining)	45,808
10,874	Orkla ASA (Food Products)	92,491
2,821	Telenor ASA (Diversified Telecommunication Services)	57,162

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
1,614	Yara International ASA (Chemicals)	$ 75,615

		713,094

Panama – 0.0%
2,176	Carnival Corp. (Hotels, Restaurants & Leisure)	102,773

Peru – 0.1%
2,829	Cia de Minas Buenaventura SAA ADR (Metals & Mining)	43,114
1,089	Credicorp Ltd. (Banks)	237,391

		280,505

Philippines – 0.1%
108,100	Ayala Land, Inc. (Real Estate Management & Development)	105,406
23	GT Capital Holdings, Inc. (Industrial Conglomerates)	418
41,470	International Container Terminal Services, Inc. (Transportation Infrastructure)	110,016
10,440	JG Summit Holdings, Inc. (Industrial Conglomerates)	13,333
5,930	Jollibee Foods Corp. (Hotels, Restaurants & Leisure)	30,134
3,830	Manila Electric Co. (Electric Utilities)	27,404
180,900	Metro Pacific Investments Corp. (Diversified Financial Services)	17,004
11,684	Metropolitan Bank & Trust Co. (Banks)	17,368
7,400	SM Investments Corp. (Industrial Conglomerates)	144,714
159,500	SM Prime Holdings, Inc. (Real Estate Management & Development)	114,035
6,190	Universal Robina Corp. (Food Products)	19,397

		599,229

Poland – 0.4%
1,042	Bank Millennium SA* (Banks)	2,034
6,637	Bank Polska Kasa Opieki SA (Banks)	176,314
2,101	Cyfrowy Polsat SA (Media)	16,249
7,500	Grupa Lotos SA (Oil, Gas & Consumable Fuels)	168,467
5,235	Jastrzebska Spolka Weglowa SA* (Metals & Mining)	52,579
226	KGHM Polska Miedz SA* (Metals & Mining)	5,464
1	LPP SA (Textiles, Apparel & Luxury Goods)	2,024

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Poland – (continued)
6,624	PGE Polska Grupa Energetyczna SA* (Electric Utilities)	$ 15,148
7,089	Polski Koncern Naftowy ORLEN SA (Oil, Gas & Consumable Fuels)	177,625
17,286	Polskie Gornictwo Naftowe i Gazownictwo SA (Oil, Gas & Consumable Fuels)	25,065
70,549	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	742,918
54,755	Powszechny Zaklad Ubezpieczen SA (Insurance)	588,865
2,693	Santander Bank Polska SA (Banks)	226,640

		2,199,392

Portugal – 0.1%
905,776	Banco Comercial Portugues SA Class R (Banks)	231,488
28,813	EDP - Energias de Portugal SA (Electric Utilities)	105,474
7,826	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	121,836
3,424	Jeronimo Martins SGPS SA (Food & Staples Retailing)	55,250
165,395	Sonae SGPS SA (Food & Staples Retailing)	154,243

		668,291

Puerto Rico – 0.0%
2,805	EVERTEC, Inc. (IT Services)	89,816

Qatar – 0.0%
45,560	Barwa Real Estate Co. (Real Estate Management & Development)	44,675
18,320	Ooredoo QPSC (Diversified Telecommunication Services)	35,978
2,900	Qatar Fuel QSC (Oil, Gas & Consumable Fuels)	16,776
95,670	Qatar Gas Transport Co. Ltd. (Oil, Gas & Consumable Fuels)	62,015
6,700	Qatar Islamic Bank SAQ (Banks)	30,212
40,510	The Commercial Bank PQSC (Banks)	53,482

		243,138

Russia – 0.3%
20,350	Alrosa PJSC* (Metals & Mining)	26,024
11,000	Gazprom PJSC (Oil, Gas & Consumable Fuels)	40,771
27,744	Gazprom PJSC ADR (Oil, Gas & Consumable Fuels)	202,809
378,058	Inter RAO UES PJSC (Electric Utilities)	26,511

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
289	Lukoil PJSC (Oil, Gas & Consumable Fuels)	$ 23,639
7,374	Lukoil PJSC ADR (Oil, Gas & Consumable Fuels)	600,612
679	Mail.Ru Group Ltd. GDR* (Interactive Media & Services)	17,328
39	MMC Norilsk Nickel PJSC (Metals & Mining)	8,955
181	Novatek PJSC GDR (Oil, Gas & Consumable Fuels)	37,974
10,560	Novolipetsk Steel PJSC (Metals & Mining)	24,956
1,465	PhosAgro PJSC GDR (Chemicals)	18,268
3,580	Rosneft Oil Co. PJSC (Oil, Gas & Consumable Fuels)	23,673
4,150	Sberbank of Russia PJSC (Banks)	15,142
41,129	Sberbank of Russia PJSC ADR (Banks)	613,645
507	Severstal PJSC (Metals & Mining)	8,183
9,600	Surgutneftegas PJSC (Oil, Gas & Consumable Fuels)	4,077
630	Tatneft PJSC (Oil, Gas & Consumable Fuels)	7,332
2,256	Uralkali PJSC GDR* (Chemicals)	18,148
27,347,553	VTB Bank PJSC (Banks)	18,213

		1,736,260

Singapore – 0.4%
22,000	Ascendas Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	48,844
53,688	CapitaLand Commercial Trust (Equity Real Estate Investment Trusts (REITs))	80,192
11,700	CapitaLand Ltd. (Real Estate Management & Development)	30,652
29,900	CapitaLand Mall Trust (Equity Real Estate Investment Trusts (REITs))	56,824
2,700	City Developments Ltd. (Real Estate Management & Development)	18,947
164,300	ComfortDelGro Corp. Ltd. (Road & Rail)	322,026
24,400	DBS Group Holdings Ltd. (Banks)	465,230
54,500	Genting Singapore Ltd. (Hotels, Restaurants & Leisure)	36,268
108,497	IGG, Inc. (Entertainment)	103,082
4,200	Keppel Corp. Ltd. (Industrial Conglomerates)	19,407
237,121	Mapletree Commercial Trust (Equity Real Estate Investment Trusts (REITs))	356,231

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
202,300	Mapletree North Asia Commercial Trust (Equity Real Estate Investment Trusts (REITs))	$ 208,584
7,500	SATS Ltd. (Transportation Infrastructure)	26,131
7,100	Singapore Airlines Ltd. (Airlines)	49,708
10,600	Singapore Exchange Ltd. (Capital Markets)	60,817
1,900	Singapore Press Holdings Ltd. (Media)	3,038
21,300	Singapore Technologies Engineering Ltd. (Aerospace & Defense)	65,332
6,600	Singapore Telecommunications Ltd. (Diversified Telecommunication Services)	15,882
42,400	Suntec Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	58,605
869	United Overseas Bank Ltd. (Banks)	16,557
40,541	UOL Group Ltd. (Real Estate Management & Development)	215,461
4,000	Venture Corp. Ltd. (Electronic Equipment, Instruments & Components)	44,638
39,500	Wilmar International Ltd. (Food Products)	114,180

		2,416,636

South Africa – 0.9%
3,124	Absa Group Ltd. (Banks)	34,616
9,817	African Rainbow Minerals Ltd. (Metals & Mining)	120,930
9,848	Anglo American Platinum Ltd. (Metals & Mining)	584,617
1,998	AngloGold Ashanti Ltd. (Metals & Mining)	34,335
2,228	AngloGold Ashanti Ltd. ADR (Metals & Mining)	38,010
12,511	Aspen Pharmacare Holdings Ltd. (Pharmaceuticals)	78,526
3,574	AVI Ltd. (Food Products)	21,610
4,072	Barloworld Ltd. (Trading Companies & Distributors)	34,169
396	Bid Corp. Ltd. (Food & Staples Retailing)	8,283
4,033	Clicks Group Ltd. (Food & Staples Retailing)	57,428
33,902	Exxaro Resources Ltd. (Oil, Gas & Consumable Fuels)	393,124
20,450	Fortress REIT Ltd. Class A (Equity Real Estate Investment Trusts (REITs))	30,439
6,081	Gold Fields Ltd. (Metals & Mining)	31,058

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
3,448	Growthpoint Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	$ 5,722
3,948	Hyprop Investments Ltd. (Equity Real Estate Investment Trusts (REITs))	19,171
10,827	Impala Platinum Holdings Ltd.* (Metals & Mining)	57,760
574	Investec Ltd. (Capital Markets)	3,279
8,191	Kumba Iron Ore Ltd. (Metals & Mining)	269,570
11,708	Momentum Metropolitan Holdings (Insurance)	13,827
44,451	MTN Group Ltd. (Wireless Telecommunication Services)	348,108
7,057	Naspers Ltd. Class N (Internet & Direct Marketing Retail)	1,720,215
13,983	Netcare Ltd. (Health Care Providers & Services)	16,304
5,402	Old Mutual Ltd. (Insurance)	7,230
42,661	Redefine Properties Ltd. (Equity Real Estate Investment Trusts (REITs))	26,173
2,816	Sappi Ltd. (Paper & Forest Products)	10,244
755	Sasol Ltd. (Chemicals)	16,326
72,468	Sibanye Gold Ltd.* (Metals & Mining)	89,622
54,255	Telkom SA SOC Ltd. (Diversified Telecommunication Services)	323,957
1,370	The Bidvest Group Ltd. (Industrial Conglomerates)	17,544
1,065	The Foschini Group Ltd. (Specialty Retail)	12,250
12,422	The SPAR Group Ltd. (Food & Staples Retailing)	158,780
772	Tiger Brands Ltd. (Food Products)	11,996
3,232	Woolworths Holdings Ltd. (Multiline Retail)	12,345

		4,607,568

South Korea – 2.4%
1,478	AfreecaTV Co. Ltd. (Interactive Media & Services)	72,014
2,792	BS Financial Group, Inc. (Banks)	16,469
1,902	Celltrion, Inc.* (Biotechnology)	271,465
100	CJ CheilJedang Corp. (Food Products)	24,026
136	CJ Corp. (Industrial Conglomerates)	10,668
108	CJ ENM Co. Ltd. (Internet & Direct Marketing Retail)	15,048
1,512	Daelim Industrial Co. Ltd. (Construction & Engineering)	134,329

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
660	DB Insurance Co. Ltd. (Insurance)	$ 31,296
3,290	DGB Financial Group, Inc. (Banks)	20,891
16	E-MART, Inc. (Food & Staples Retailing)	1,640
2,905	Fila Korea Ltd. (Textiles, Apparel & Luxury Goods)	164,380
757	GS Engineering & Construction Corp. (Construction & Engineering)	21,560
390	GS Holdings Corp. (Oil, Gas & Consumable Fuels)	16,523
8,616	Hana Financial Group, Inc. (Banks)	252,191
861	Hankook Tire & Technology Co. Ltd. (Auto Components)	22,487
764	Hanwha Chemical Corp. (Chemicals)	11,955
725	Hanwha Corp. (Industrial Conglomerates)	14,513
7,022	Hanwha Life Insurance Co. Ltd. (Insurance)	15,520
2,551	Hotel Shilla Co. Ltd. (Specialty Retail)	168,114
653	Hyundai Department Store Co. Ltd. (Multiline Retail)	40,733
421	Hyundai Engineering & Construction Co. Ltd. (Construction & Engineering)	15,187
251	Hyundai Glovis Co. Ltd. (Air Freight & Logistics)	32,524
985	Hyundai Marine & Fire Insurance Co. Ltd. (Insurance)	23,227
2,039	Hyundai Mobis Co. Ltd. (Auto Components)	412,595
1,562	Hyundai Motor Co. (Automobiles)	166,162
23,946	Industrial Bank of Korea (Banks)	265,239
820	Kakao Corp. (Interactive Media & Services)	87,352
630	Kangwon Land, Inc. (Hotels, Restaurants & Leisure)	16,374
8,264	KB Financial Group, Inc. (Banks)	301,981
237	KB Financial Group, Inc. ADR (Banks)	8,572
80	KCC Corp. (Building Products)	16,402
11,596	Kia Motors Corp. (Automobiles)	427,138
1,355	KMW Co. Ltd.* (Communications Equipment)	62,174
821	Korea Electric Power Corp.* (Electric Utilities)	19,328
678	Korea Investment Holdings Co. Ltd. (Capital Markets)	42,298
67	Korea Zinc Co. Ltd. (Metals & Mining)	24,963

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
12,055	KT Corp. ADR (Diversified Telecommunication Services)	$ 142,249
559	KT&G Corp. (Tobacco)	45,393
1,303	LG Chem Ltd. (Chemicals)	368,524
41	LG Corp. (Industrial Conglomerates)	2,450
1,129	LG Display Co. Ltd.* (Electronic Equipment, Instruments & Components)	13,718
990	LG Electronics, Inc. (Household Durables)	54,212
169	LG Household & Health Care Ltd. (Personal Products)	178,941
3,371	LG Uplus Corp. (Diversified Telecommunication Services)	36,916
55	Lotte Chemical Corp. (Chemicals)	10,749
46	Lotte Shopping Co. Ltd. (Multiline Retail)	5,261
236	Medy-Tox, Inc. (Biotechnology)	82,758
4,256	NAVER Corp. (Interactive Media & Services)	493,768
1,433	NH Investment & Securities Co. Ltd. (Capital Markets)	15,710
59	OCI Co. Ltd. (Chemicals)	3,725
7,946	Partron Co. Ltd. (Electronic Equipment, Instruments & Components)	96,042
2,488	POSCO (Metals & Mining)	468,944
275	S-1 Corp. (Commercial Services & Supplies)	24,290
1,165	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	273,867
163	Samsung C&T Corp. (Industrial Conglomerates)	12,564
32	Samsung Electro-Mechanics Co. Ltd. (Electronic Equipment, Instruments & Components)	2,453
49,283	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,866,579
2,422	Samsung Electronics Co. Ltd. GDR	2,329,872
6,628	Samsung Engineering Co. Ltd.* (Construction & Engineering)	91,441
219	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	48,683
17	Samsung Life Insurance Co. Ltd. (Insurance)	1,091
56	Samsung SDS Co. Ltd. (IT Services)	9,795
108	Samsung Securities Co. Ltd. (Capital Markets)	3,318
11,974	Shinhan Financial Group Co. Ltd. (Banks)	438,591
270	Shinsegae, Inc. (Multiline Retail)	57,429

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
102	SK Holdings Co. Ltd. (Industrial Conglomerates)	$ 18,966
12,469	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	798,192
3,623	SK Innovation Co. Ltd. (Oil, Gas & Consumable Fuels)	520,586
275	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	57,566
45,367	SK Telecom Co. Ltd. ADR (Wireless Telecommunication Services)	1,039,358
18,985	Woori Financial Group, Inc. (Banks)	209,730
87	Yuhan Corp. (Pharmaceuticals)	15,846

		13,086,915

Spain – 0.6%
632	ACS Actividades de Construccion y Servicios SA (Construction & Engineering)	25,537
176	Aena SME SA(a) (Transportation Infrastructure)	31,906
5,288	Almirall SA (Pharmaceuticals)	95,850
18,326	Amadeus IT Group SA (IT Services)	1,432,120
4,741	Banco Bilbao Vizcaya Argentaria SA (Banks)	24,140
5,755	Banco Santander SA (Banks)	24,564
4,447	Bankinter SA (Banks)	28,846
166,276	CaixaBank SA (Banks)	412,106
2,487	Enagas SA (Gas Utilities)	54,252
1,984	Endesa SA (Electric Utilities)	49,021
1,907	Ferrovial SA (Construction & Engineering)	49,608
7,582	Iberdrola SA*	71,937
21,042	Indra Sistemas SA* (IT Services)	180,215
16,413	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	183,509
23,250	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	317,446
3,539	Naturgy Energy Group SA (Gas Utilities)	89,646
1,515	Red Electrica Corp. SA (Electric Utilities)	28,564
5,758	Repsol SA (Oil, Gas & Consumable Fuels)	91,326
5,567	Telefonica SA (Diversified Telecommunication Services)	42,441

		3,233,034

Sweden – 0.6%
11,095	AAK AB (Food Products)	226,979
1,016	Alfa Laval AB (Machinery)	18,979

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
2,372	Assa Abloy AB Class B (Building Products)	$ 54,407
15,261	Atlas Copco AB Class A (Machinery)	466,134
1,405	Boliden AB (Metals & Mining)	31,862
18,588	Castellum AB (Real Estate Management & Development)	377,348
3,481	Electrolux AB Series B (Household Durables)	80,436
14,636	Elekta AB Class B (Health Care Equipment & Supplies)	208,237
3,837	Epiroc AB Class A (Machinery)	42,045
13,178	Essity AB Class B (Household Products)	391,427
2,985	Hennes & Mauritz AB Class B (Specialty Retail)	52,044
1,286	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	62,310
32,492	Husqvarna AB Class B (Household Durables)	287,711
2,074	ICA Gruppen AB (Food & Staples Retailing)	92,137
1,904	Industrivarden AB Class C (Diversified Financial Services)	41,364
970	Investor AB Class B (Diversified Financial Services)	46,120
1,531	Kinnevik AB Class B (Diversified Financial Services)	38,938
7,039	Loomis AB Class B (Commercial Services & Supplies)	242,116
12,221	Mycronic AB (Electronic Equipment, Instruments & Components)	187,798
1,177	Nibe Industrier AB Class B (Building Products)	16,621
5,263	Sandvik AB (Machinery)	80,764
5,028	Securitas AB Class B (Commercial Services & Supplies)	77,865
1,913	SKF AB Class B (Machinery)	31,379
5,003	Svenska Cellulosa AB SCA Class B (Paper & Forest Products)	41,525
1,338	Swedish Match AB (Tobacco)	51,050
9,559	Telefonaktiebolaget LM Ericsson Class B (Communications Equipment)	83,634
11,560	Telia Co. AB (Diversified Telecommunication Services)	51,426
2,606	Trelleborg AB Class B (Machinery)	35,885

		3,418,541

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – 2.9%
74,623	ABB Ltd. (Electrical Equipment)	$ 1,408,670
771	Adecco Group AG (Professional Services)	42,065
12,811	Alcon, Inc.* (Health Care Equipment & Supplies)	741,880
179,588	Aryzta AG* (Food Products)	149,377
348	Baloise Holding AG (Insurance)	62,855
15	Barry Callebaut AG (Food Products)	29,264
679	Bucher Industries AG (Machinery)	202,887
2,591	Cembra Money Bank AG (Consumer Finance)	249,712
1	Chocoladefabriken Lindt & Spruengli AG (Food Products)	82,751
6,222	Chubb Ltd. (Insurance)	950,971
1,068	Cie Financiere Richemont SA (Textiles, Apparel & Luxury Goods)	91,520
2,852	Clariant AG* (Chemicals)	52,115
1,593	Coca-Cola HBC AG* (Beverages)	54,814
1,240	Credit Suisse Group AG* (Capital Markets)	14,993
387	Dufry AG* (Specialty Retail)	33,941
51	EMS-Chemie Holding AG (Chemicals)	31,874
1,038	Geberit AG (Building Products)	479,184
308	Georg Fischer AG (Machinery)	265,486
19	Givaudan SA (Chemicals)	50,532
7,051	Glencore PLC* (Metals & Mining)	22,611
594	Helvetia Holding AG (Insurance)	75,629
6,193	Julius Baer Group Ltd.* (Capital Markets)	264,643
150	Kuehne & Nagel International AG (Marine)	22,087
634	LafargeHolcim Ltd.* (Construction Materials)	31,118
442	Logitech International SA (Technology Hardware, Storage & Peripherals)	18,177
110	Lonza Group AG* (Life Sciences Tools & Services)	37,681
24,702	Nestle SA (Food Products)	2,620,565
19,246	Novartis AG (Pharmaceuticals)	1,764,836
606	Pargesa Holding SA (Diversified Financial Services)	45,484
3,121	PSP Swiss Property AG (Real Estate Management & Development)	374,209
6,982	Roche Holding AG (Pharmaceuticals)	1,868,838

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
76	Schindler Holding AG (Machinery)	$ 17,520
8	SGS SA (Professional Services)	19,756
5,203	Sika AG (Chemicals)	751,179
203	Sonova Holding AG (Health Care Equipment & Supplies)	46,681
20	Straumann Holding AG (Health Care Equipment & Supplies)	16,316
175	Swiss Life Holding AG (Insurance)	84,567
352	Swiss Prime Site AG* (Real Estate Management & Development)	30,992
10,521	Swiss Re AG (Insurance)	1,018,820
181	Swisscom AG (Diversified Telecommunication Services)	87,720
1,084	TE Connectivity Ltd. (Electronic Equipment, Instruments & Components)	100,162
152	The Swatch Group AG (Textiles, Apparel & Luxury Goods)	44,152
51,251	UBS Group AG* (Capital Markets)	572,055
634	Valora Holding AG* (Specialty Retail)	174,690
2,968	Wizz Air Holdings PLC*(a) (Airlines)	127,035
1,696	Zurich Insurance Group AG (Insurance)	589,922

		15,822,336

Taiwan – 1.9%
19,494	Accton Technology Corp. (Communications Equipment)	82,983
3,000	Acer, Inc. (Technology Hardware, Storage & Peripherals)	1,812
2,000	Advantech Co. Ltd. (Technology Hardware, Storage & Peripherals)	16,822
34,000	Airtac International Group (Machinery)	347,176
22,889	Arcadyan Technology Corp.* (Communications Equipment)	78,596
63,423	ASE Technology Holding Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	277,793
209,981	Asia Cement Corp. (Construction Materials)	280,847
3,000	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	21,255
263,268	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	69,508
6,000	Cathay Financial Holding Co. Ltd. (Insurance)	7,834

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
43,182	Chailease Holding Co. Ltd. (Diversified Financial Services)	$ 181,150
33,080	Chang Hwa Commercial Bank Ltd. (Banks)	23,119
8,040	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	20,444
61,000	China Development Financial Holding Corp. (Banks)	18,114
11,203	China Life Insurance Co. Ltd. (Insurance)	9,232
28,000	China Steel Corp. (Metals & Mining)	21,541
123,807	ChipMOS Technologies, Inc. (Semiconductors & Semiconductor Equipment)	113,068
14,000	Chunghwa Telecom Co. Ltd. (Diversified Telecommunication Services)	48,432
50,000	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	30,548
89,640	CTBC Financial Holding Co. Ltd. (Banks)	58,268
11,441	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	55,227
15,083	E.Sun Financial Holding Co. Ltd. (Banks)	12,563
1,000	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	13,086
9,873	Elan Microelectronics Corp.* (Semiconductors & Semiconductor Equipment)	25,165
38,124	Elite Material Co Ltd. (Electronic Equipment, Instruments & Components)	145,061
14,000	Far Eastern New Century Corp. (Industrial Conglomerates)	13,245
11,000	Far EasTone Telecommunications Co. Ltd. (Wireless Telecommunication Services)	25,249
23,780	Feng TAY Enterprise Co. Ltd. (Textiles, Apparel & Luxury Goods)	158,138
13,780	First Financial Holding Co. Ltd. (Banks)	10,347
7,500	Formosa Chemicals & Fibre Corp. (Chemicals)	22,814
7,000	Formosa Petrochemical Corp. (Oil, Gas & Consumable Fuels)	23,728
7,000	Formosa Plastic Corp. (Chemicals)	22,518
62,993	Foxconn Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	129,426
4,000	Fubon Financial Holding Co. Ltd. (Insurance)	5,530

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
11,622	Giant Manufacturing Co. Ltd. (Leisure Products)	$ 88,711
236,989	HannStar Display Corp. (Electronic Equipment, Instruments & Components)	50,298
15,000	Highwealth Construction Corp. (Real Estate Management & Development)	23,452
29,570	Hiwin Technologies Corp.* (Machinery)	262,243
10,000	HTC Corp.* (Technology Hardware, Storage & Peripherals)	12,357
35,735	Hua Nan Financial Holdings Co. Ltd. (Banks)	25,148
70,000	Innolux Corp. (Electronic Equipment, Instruments & Components)	16,184
5,824	International Games System Co. Ltd. (Entertainment)	57,584
65,000	Inventec Corp. (Technology Hardware, Storage & Peripherals)	48,341
31,300	ITEQ Corp. (Electronic Equipment, Instruments & Components)	136,350
2,555	Largan Precision Co. Ltd. (Electronic Equipment, Instruments & Components)	345,381
72,605	Lite-On Technology Corp. (Technology Hardware, Storage & Peripherals)	102,779
10,943	Lotus Pharmaceutical Co. Ltd.* (Pharmaceuticals)	34,404
42,170	Macronix International (Semiconductors & Semiconductor Equipment)	42,196
34,524	Makalot Industrial Co. Ltd. (Textiles, Apparel & Luxury Goods)	201,573
7,210	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	72,116
57,788	Mega Financial Holding Co. Ltd. (Banks)	59,423
16,661	Merry Electronics Co. Ltd. (Electronic Equipment, Instruments & Components)	80,151
3,000	Micro-Star International Co. Ltd. (Technology Hardware, Storage & Peripherals)	8,395
13,000	Nan Ya Plastics Corp. (Chemicals)	29,685
56,551	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	298,649
8,000	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	12,985
24,000	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	29,535

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
5,000	President Chain Store Corp. (Food & Staples Retailing)	$ 48,085
14,000	Quanta Computer, Inc. (Technology Hardware, Storage & Peripherals)	25,730
58,488	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	229,845
22,096	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	146,747
5,800	Ruentex Industries Ltd.* (Textiles, Apparel & Luxury Goods)	12,336
31,327	Shin Kong Financial Holding Co. Ltd. (Insurance)	9,055
29,744	Shin Zu Shing Co. Ltd. (Machinery)	119,418
6,246	Simplo Technology Co. Ltd. (Electronic Equipment, Instruments & Components)	48,537
74,500	SinoPac Financial Holdings Co. Ltd. (Banks)	29,550
17,376	Sitronix Technology Corp. (Semiconductors & Semiconductor Equipment)	75,274
6,000	Synnex Technology International Corp. (Electronic Equipment, Instruments & Components)	7,366
191,503	Taishin Financial Holding Co. Ltd. (Banks)	89,619
62,120	Taiwan Business Bank (Banks)	26,652
19,000	Taiwan Cement Corp. (Construction Materials)	27,174
28,700	Taiwan Cooperative Financial Holding Co. Ltd. (Banks)	19,311
13,000	Taiwan Mobile Co. Ltd. (Wireless Telecommunication Services)	45,778
119,394	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	981,783
57,479	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	2,450,330
21,407	Taiwan Surface Mounting Technology Corp. (Semiconductors & Semiconductor Equipment)	52,341
19,000	Teco Electric and Machinery Co. Ltd. (Electrical Equipment)	15,130
9,000	The Shanghai Commercial & Savings Bank Ltd. (Banks)	14,827
8,000	Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	26,594

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
226,392	Uni-President Enterprises Corp. (Food Products)	$ 586,008
40,681	Unimicron Technology Corp. (Electronic Equipment, Instruments & Components)	49,114
350,824	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	155,765
7,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	14,131
11,000	Walsin Lihwa Corp. (Electrical Equipment)	5,274
26,000	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	15,851
136,553	Wistron Corp. (Technology Hardware, Storage & Peripherals)	101,447
6,880	WPG Holdings Ltd.* (Electronic Equipment, Instruments & Components)	9,088
444,915	Yuanta Financial Holding Co. Ltd. (Capital Markets)	249,271

		10,096,010

Thailand – 0.6%
3,400	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	23,468
129,000	Airports of Thailand PCL NVDR (Transportation Infrastructure)	300,598
6,356	Bangkok Bank PCL (Banks)	37,344
2,633	Bangkok Bank PCL ADR (Banks)	77,350
14,300	Bangkok Dusit Medical Services PCL NVDR (Health Care Providers & Services)	11,570
10,700	Berli Jucker PCL NVDR (Food & Staples Retailing)	17,908
4,800	Bumrungrad Hospital PCL NVDR (Health Care Providers & Services)	26,501
93,227	Charoen Pokphand Foods PCL (Food Products)	83,803
40,900	Charoen Pokphand Foods PCL NVDR (Food Products)	36,766
212,946	CP ALL PCL (Food & Staples Retailing)	597,348
2,500	CP ALL PCL NVDR (Food & Staples Retailing)	7,013
28,013	Electricity Generating PCL	298,860
20,310	Glow Energy PCL NVDR (Independent Power and Renewable Electricity Producers)	58,939
67,500	Home Product Center PCL NVDR (Specialty Retail)	37,617
177,800	IRPC PCL NVDR (Oil, Gas & Consumable Fuels)	27,585

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
53,686	Krung Thai Bank PCL (Banks)	$ 34,126
59,600	Krung Thai Bank PCL NVDR (Banks)	37,885
31,917	Krungthai Card PCL (Consumer Finance)	49,225
10,800	Minor International PCL NVDR (Hotels, Restaurants & Leisure)	14,051
144,153	PTT Exploration & Production PCL (Oil, Gas & Consumable Fuels)	630,247
9,100	PTT Exploration & Production PCL NVDR (Oil, Gas & Consumable Fuels)	39,786
6,200	PTT Global Chemical PCL NVDR (Chemicals)	12,108
359,110	PTT PCL NVDR (Oil, Gas & Consumable Fuels)	548,699
200,969	Thai Beverage PCL (Beverages)	121,731
5,400	Thai Oil PCL NVDR (Oil, Gas & Consumable Fuels)	12,043
81,675	Thai Union Group PCL Class F (Food Products)	50,039
1,700	The Siam Cement PCL NVDR (Construction Materials)	23,879
281,200	TMB Bank PCL NVDR (Banks)	17,242
89,100	True Corp. PCL NVDR (Diversified Telecommunication Services)	18,556

		3,252,287

Turkey – 0.1%
110,408	Akbank T.A.S.* (Banks)	147,693
2,244	BIM Birlesik Magazalar AS (Food & Staples Retailing)	18,841
7,786	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	10,342
55,051	Haci Omer Sabanci Holding AS (Diversified Financial Services)	97,121
9,687	KOC Holding AS (Industrial Conglomerates)	32,436
31,896	Tekfen Holding AS (Construction & Engineering)	134,694
594	Tupras Turkiye Petrol Rafinerileri AS (Oil, Gas & Consumable Fuels)	14,895
8,574	Turk Hava Yollari AO* (Airlines)	19,115
40,673	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	94,783
9,969	Turkiye Garanti Bankasi AS* (Banks)	17,534
92,459	Turkiye Is Bankasi AS Class C* (Banks)	102,944

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
66,046	Turkiye Vakiflar Bankasi TAO Class D (Banks)	$ 59,875

		750,273

United Arab Emirates – 0.1%
17,668	Abu Dhabi Commercial Bank PJSC (Banks)	43,357
213,981	Aldar Properties PJSC (Real Estate Management & Development)	134,096
42,018	Dubai Islamic Bank PJSC (Banks)	60,836
93,290	Emaar Properties PJSC (Real Estate Management & Development)	139,782
10,320	Emirates Telecommunications Group Co. PJSC (Diversified Telecommunication Services)	48,437
14,345	First Abu Dhabi Bank PJSC (Banks)	62,045

		488,553

United Kingdom – 6.2%
4,808	3i Group PLC (Capital Markets)	64,788
12,506	Abcam PLC (Biotechnology)	198,072
1,976	Admiral Group PLC (Insurance)	51,965
15,632	Amcor PLC (Containers & Packaging)	165,407
6,176	Anglo American PLC (Metals & Mining)	151,339
675	Aon PLC (Insurance)	127,744
16,907	AstraZeneca PLC (Pharmaceuticals)	1,460,660
9,361	Auto Trader Group PLC(a) (Interactive Media & Services)	61,451
147,352	Aviva PLC (Insurance)	723,442
7,501	BAE Systems PLC (Aerospace & Defense)	49,835
166,331	Balfour Beatty PLC (Construction & Engineering)	414,944
826,642	Barclays PLC (Banks)	1,547,332
11,773	Barratt Developments PLC (Household Durables)	91,914
1,324	Bellway PLC (Household Durables)	47,724
793	Berkeley Group Holdings PLC (Household Durables)	37,297
4,179	BHP Group PLC (Metals & Mining)	99,642
70,273	Boohoo Group PLC* (Internet & Direct Marketing Retail)	203,627
193,620	BP PLC (Oil, Gas & Consumable Fuels)	1,281,134
37,982	British American Tobacco PLC (Tobacco)	1,353,395
53,243	BT Group PLC (Diversified Telecommunication Services)	124,714

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
2,399	Bunzl PLC (Trading Companies & Distributors)	$ 62,529
2,136	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	58,898
12,652	Burford Capital Ltd. (Capital Markets)	230,400
6,700	Capri Holdings Ltd.* (Textiles, Apparel & Luxury Goods)	238,453
6,423	Carnival PLC (Hotels, Restaurants & Leisure)	289,929
71,187	Centrica PLC (Multi-Utilities)	65,534
63,267	Cineworld Group PLC (Entertainment)	196,395
11,076	Clinigen Healthcare Ltd. (Life Sciences Tools & Services)	135,295
422,319	Cobham PLC* (Aerospace & Defense)	845,634
1,092	Coca-Cola European Partners PLC (Beverages)	60,366
62,620	Compass Group PLC (Hotels, Restaurants & Leisure)	1,584,318
7,313	Computacenter PLC (IT Services)	135,648
1,015	Croda International PLC (Chemicals)	57,656
2,121	Derwent London PLC (Equity Real Estate Investment Trusts (REITs))	75,133
19,356	Diageo PLC (Beverages)	807,149
55,051	Direct Line Insurance Group PLC (Insurance)	215,343
64,097	DS Smith PLC (Containers & Packaging)	276,458
58,107	Experian PLC (Professional Services)	1,762,337
368	Ferguson PLC* (Trading Companies & Distributors)	27,384
13,100	Gates Industrial Corp. PLC* (Machinery)	143,838
4,845	GlaxoSmithKline PLC (Pharmaceuticals)	100,199
28,192	GVC Holdings PLC (Hotels, Restaurants & Leisure)	201,965
2,901	Halma PLC (Electronic Equipment, Instruments & Components)	70,058
1,976	Hargreaves Lansdown PLC (Capital Markets)	50,200
28,988	Hays PLC (Professional Services)	54,137
10,499	Hikma Pharmaceuticals PLC (Pharmaceuticals)	234,226
10,858	HSBC Holdings PLC (Banks)	86,956
41,943	Ibstock PLC(a) (Construction Materials)	117,711
3,717	IHS Markit Ltd.* (Professional Services)	239,449
29,539	Inchcape PLC (Distributors)	223,783

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
8,456	Informa PLC (Media)	$ 89,530
459	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	31,889
21,312	Intermediate Capital Group PLC (Capital Markets)	359,023
392	Intertek Group PLC (Professional Services)	27,136
17,128	ITV PLC (Media)	23,005
19,595	J Sainsbury PLC (Food & Staples Retailing)	46,758
400	Janus Henderson Group PLC (Capital Markets)	8,028
36,150	JD Sports Fashion PLC (Specialty Retail)	285,093
13,248	Johnson Matthey PLC (Chemicals)	516,565
20,681	Just Eat PLC* (Internet & Direct Marketing Retail)	190,265
14,153	KAZ Minerals PLC (Metals & Mining)	97,969
7,987	Keywords Studios PLC (IT Services)	160,331
15,553	Kingfisher PLC (Specialty Retail)	41,991
10,658	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	103,145
1,642	Linde PLC (Chemicals)	314,082
804,625	Lloyds Banking Group PLC (Banks)	520,499
31,593	Marks & Spencer Group PLC (Multiline Retail)	79,407
39,664	Meggitt PLC (Aerospace & Defense)	286,229
30,222	Micro Focus International PLC (Software)	636,599
2,655	Mondi PLC (Paper & Forest Products)	57,841
39,650	National Express Group PLC (Road & Rail)	202,324
7,344	National Grid PLC (Multi-Utilities)	75,271
1,188	Next PLC (Multiline Retail)	87,448
2,164	Nielsen Holdings PLC (Professional Services)	50,118
1,768	Ocado Group PLC* (Internet & Direct Marketing Retail)	26,687
24,024	Paragon Banking Group PLC (Thrifts & Mortgage Finance)	121,997
7,707	Pearson PLC (Media)	81,612
5,403	Pennon Group PLC (Water Utilities)	47,124
1,484	Persimmon PLC (Household Durables)	36,208
35,354	Phoenix Group Holdings PLC (Insurance)	297,376
167,448	Premier Oil PLC* (Oil, Gas & Consumable Fuels)	170,427
78,301	Prudential PLC (Insurance)	1,610,983
56,181	QinetiQ Group PLC (Aerospace & Defense)	197,294

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
6,371	Reckitt Benckiser Group PLC (Household Products)	$ 492,499
43,338	RELX PLC (Professional Services)	1,028,590
63,354	Rentokil Initial PLC (Commercial Services & Supplies)	334,725
6,959	Rightmove PLC (Interactive Media & Services)	44,508
9,449	Rio Tinto PLC (Metals & Mining)	533,599
145,505	Rolls-Royce Holdings PLC* (Aerospace & Defense)	1,520,867
11,937	Royal Bank of Scotland Group PLC (Banks)	31,449
1,780	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels)	56,062
38,475	Royal Dutch Shell PLC Class B (Oil, Gas & Consumable Fuels)	1,215,233
6,921	RSA Insurance Group PLC (Insurance)	47,072
287	Schroders PLC (Capital Markets)	10,353
11,168	Segro PLC (Equity Real Estate Investment Trusts (REITs))	103,620
4,532	Smith & Nephew PLC (Health Care Equipment & Supplies)	102,599
15,095	Smiths Group PLC (Industrial Conglomerates)	300,206
12,565	Softcat PLC (IT Services)	145,870
886	Spirax-Sarco Engineering PLC (Machinery)	96,612
73,391	SSE PLC (Electric Utilities)	978,425
27,412	SSP Group Plc (Hotels, Restaurants & Leisure)	234,474
13,000	Standard Life Aberdeen PLC (Capital Markets)	47,152
7,645	Tate & Lyle PLC (Food Products)	70,017
15,060	Taylor Wimpey PLC (Household Durables)	29,508
2,800	TechnipFMC PLC (Energy Equipment & Services)	77,112
119,324	Tesco PLC (Food & Staples Retailing)	323,214
5,527	The British Land Co. PLC (Equity Real Estate Investment Trusts (REITs))	34,120
4,167	The Sage Group PLC (Software)	36,338
4,226	Travis Perkins PLC (Trading Companies & Distributors)	69,962
1,463	Unilever PLC (Personal Products)	88,017
12,031	United Utilities Group PLC (Water Utilities)	114,986
26,911	Vesuvius PLC (Machinery)	164,123
581,952	Vodafone Group PLC (Wireless Telecommunication Services)	1,059,142

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,497	Whitbread PLC (Hotels, Restaurants & Leisure)	$ 82,235
67,412	William Hill PLC (Hotels, Restaurants & Leisure)	124,647
23,331	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	55,092
33,053	WPP PLC (Media)	389,345

		33,825,834

United States – 46.6%
218	3M Co. (Industrial Conglomerates)	38,089
9,287	AAR Corp. (Aerospace & Defense)	388,754
7,007	Abbott Laboratories (Health Care Equipment & Supplies)	610,310
35,150	AbbVie, Inc. (Biotechnology)	2,341,693
6,211	ABM Industries, Inc. (Commercial Services & Supplies)	261,421
500	Acacia Communications, Inc.* (Communications Equipment)	33,585
15,184	ACCO Brands Corp. (Commercial Services & Supplies)	148,500
3,283	Activision Blizzard, Inc. (Entertainment)	160,013
851	Adobe, Inc.* (Software)	254,330
1,217	Advance Auto Parts, Inc. (Specialty Retail)	183,329
3,797	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	115,619
9,985	Aegion Corp.* (Construction & Engineering)	188,217
3,200	AES Corp. (Independent Power and Renewable Electricity Producers)	53,728
3,500	Affiliated Managers Group, Inc. (Capital Markets)	300,265
9,339	Aflac, Inc. (Insurance)	491,605
2,525	Agilent Technologies, Inc. (Life Sciences Tools & Services)	175,260
11,791	Air Lease Corp. (Trading Companies & Distributors)	492,746
972	Air Products & Chemicals, Inc. (Chemicals)	221,878
2,056	Akamai Technologies, Inc.* (IT Services)	181,195
3,775	Alamo Group, Inc. (Machinery)	369,535
920	Albemarle Corp. (Chemicals)	67,123
1,008	Alexandria Real Estate Equities, Inc. (Equity Real Estate Investment Trusts (REITs))	147,531
2,361	Alexion Pharmaceuticals, Inc.* (Biotechnology)	267,478
223	Alleghany Corp.* (Insurance)	152,918

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,344	Allegiant Travel Co. (Airlines)	$ 501,098
3,111	Alliant Energy Corp. (Electric Utilities)	154,119
4,765	Ally Financial, Inc. (Consumer Finance)	156,816
808	Alphabet, Inc. Class A* (Interactive Media & Services)	984,306
1,821	Alphabet, Inc. Class C* (Interactive Media & Services)	2,215,574
9,600	Altria Group, Inc. (Tobacco)	451,872
1,443	Amazon.com, Inc.* (Internet & Direct Marketing Retail)	2,693,764
4,016	AMC Networks, Inc. Class A* (Media)	214,374
1,881	Amdocs Ltd. (IT Services)	120,365
5,124	Ameren Corp. (Multi-Utilities)	387,836
4,044	American Electric Power Co., Inc. (Electric Utilities)	355,104
900	American Express Co. (Consumer Finance)	111,933
10,869	American International Group, Inc. (Insurance)	608,555
3,000	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	634,860
1,366	American Water Works Co., Inc. (Water Utilities)	156,789
700	Ameriprise Financial, Inc. (Capital Markets)	101,857
12,086	Ameris Bancorp (Banks)	480,660
6,846	AMERISAFE, Inc. (Insurance)	445,401
10,617	AmerisourceBergen Corp. (Health Care Providers & Services)	925,272
933	AMETEK, Inc. (Electrical Equipment)	83,606
1,033	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	96,400
3,541	Anadarko Petroleum Corp. (Oil, Gas & Consumable Fuels)	260,830
2,077	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	243,964
1,932	Anixter International, Inc.* (Electronic Equipment, Instruments & Components)	124,344
20,783	Annaly Capital Management, Inc. (Mortgage Real Estate Investment Trusts (REITs))	198,478
1,034	ANSYS, Inc.* (Software)	210,026
6,559	Anthem, Inc. (Health Care Providers & Services)	1,932,347
5,111	Apache Corp. (Oil, Gas & Consumable Fuels)	124,811

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,235	Apergy Corp.* (Energy Equipment & Services)	$ 105,235
2,600	Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	40,846
12,467	Apple, Inc. (Technology Hardware, Storage & Peripherals)	2,655,970
4,464	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	220,388
6,223	Arch Capital Group Ltd.* (Insurance)	240,768
10,670	Archer-Daniels-Midland Co. (Food Products)	438,324
22,534	Arconic, Inc. (Aerospace & Defense)	564,251
101,925	Ares Capital Corp. (Capital Markets)	1,892,747
4,461	Ares Commercial Real Estate Corp. (Mortgage Real Estate Investment Trusts (REITs))	67,673
349	Arista Networks, Inc.* (Communications Equipment)	95,434
1,470	Arthur J. Gallagher & Co. (Insurance)	132,932
3,009	ASGN, Inc.* (Professional Services)	189,717
10,509	Assured Guaranty Ltd. (Insurance)	459,138
97,436	AT&T, Inc. (Diversified Telecommunication Services)	3,317,696
1,978	Atmos Energy Corp. (Gas Utilities)	215,681
10,173	AtriCure, Inc.* (Health Care Equipment & Supplies)	326,350
1,093	Autodesk, Inc.* (Software)	170,694
485	Automatic Data Processing, Inc. (IT Services)	80,762
1,400	AutoNation, Inc.* (Specialty Retail)	68,152
196	AutoZone, Inc.* (Specialty Retail)	220,116
552	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	115,252
600	Avnet, Inc. (Electronic Equipment, Instruments & Components)	27,252
11,126	Axis Capital Holdings Ltd. (Insurance)	708,392
3,938	Balchem Corp. (Chemicals)	404,196
2,473	Ball Corp. (Containers & Packaging)	176,770
47,005	Bank of America Corp. (Banks)	1,442,113
7,366	BankUnited, Inc. (Banks)	253,464
995	Bausch Health Cos., Inc.* (Pharmaceuticals)	23,906
3,068	Baxter International, Inc. (Health Care Equipment & Supplies)	257,620

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,974	BB&T Corp. (Banks)	$ 101,720
5,091	Belden, Inc. (Electronic Equipment, Instruments & Components)	231,437
16,858	Berkshire Hathaway, Inc. Class B* (Diversified Financial Services)	3,463,139
7,472	Best Buy Co., Inc. (Specialty Retail)	571,832
1,870	Biogen, Inc.* (Biotechnology)	444,723
8,180	Blackstone Mortgage Trust, Inc. Class A (Mortgage Real Estate Investment Trusts (REITs))	290,554
5,844	BMC Stock Holdings, Inc.* (Trading Companies & Distributors)	123,601
406	Booking Holdings, Inc.* (Internet & Direct Marketing Retail)	765,964
2,038	BorgWarner, Inc. (Auto Components)	77,036
9,270	Boston Private Financial Holdings, Inc. (Banks)	106,976
583	Boston Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	77,510
2,879	Boston Scientific Corp.* (Health Care Equipment & Supplies)	122,242
6,320	Bristol-Myers Squibb Co. (Pharmaceuticals)	280,671
1,227	Broadcom, Inc. (Semiconductors & Semiconductor Equipment)	355,818
779	Broadridge Financial Solutions, Inc. (IT Services)	99,026
3,438	Brooks Automation, Inc. (Semiconductors & Semiconductor Equipment)	133,394
1,981	Brown-Forman Corp. Class B (Beverages)	108,579
2,636	Bunge Ltd. (Food Products)	154,021
181	Burlington Stores, Inc.* (Specialty Retail)	32,716
538	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	45,047
2,995	Cabot Oil & Gas Corp. (Oil, Gas & Consumable Fuels)	57,384
3,990	Cactus, Inc. Class A* (Energy Equipment & Services)	117,186
6,661	Cadence BanCorp. (Banks)	114,170
2,594	Cadence Design Systems, Inc.* (Software)	191,723
6,316	Cambrex Corp.* (Life Sciences Tools & Services)	276,641
6,213	Cantel Medical Corp. (Health Care Equipment & Supplies)	573,336
5,223	Capital One Financial Corp. (Consumer Finance)	482,710
400	CarMax, Inc.* (Specialty Retail)	35,104

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
14,421	Catalent, Inc.* (Pharmaceuticals)	$ 814,642
11,569	Cathay General Bancorp (Banks)	430,598
2,105	CBRE Group, Inc. Class A* (Real Estate Management & Development)	111,586
505	CBS Corp. Class B (Media)	26,013
2,778	CDW Corp. (Electronic Equipment, Instruments & Components)	328,248
545	Celanese Corp. (Chemicals)	61,133
798	Centene Corp.* (Health Care Providers & Services)	41,568
8,219	CenterPoint Energy, Inc. (Multi-Utilities)	238,433
3,665	CenterState Bank Corp. (Banks)	89,133
6,299	Central Garden & Pet Co.* (Household Products)	191,364
11,951	Central Garden & Pet Co. Class A* (Household Products)	329,250
2,726	CenturyLink, Inc. (Diversified Telecommunication Services)	32,957
435	Cerner Corp. (Health Care Technology)	31,168
538	Charter Communications, Inc. Class A* (Media)	207,334
5,255	Chatham Lodging Trust (Equity Real Estate Investment Trusts (REITs))	93,854
703	Chemed Corp. (Health Care Providers & Services)	284,989
4,983	Chevron Corp. (Oil, Gas & Consumable Fuels)	613,457
300	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	238,659
2,104	Church & Dwight Co., Inc. (Household Products)	158,726
4,209	Churchill Downs, Inc. (Hotels, Restaurants & Leisure)	503,607
6,962	Chuy’s Holdings, Inc.* (Hotels, Restaurants & Leisure)	164,651
7,666	Ciena Corp.* (Communications Equipment)	346,657
2,200	Cigna Corp. (Health Care Providers & Services)	373,824
1,796	Cincinnati Financial Corp. (Insurance)	192,765
685	Cintas Corp. (Commercial Services & Supplies)	178,401
21,077	Cisco Systems, Inc. (Communications Equipment)	1,167,666
31,778	Citigroup, Inc. (Banks)	2,261,322
2,192	Citizens Financial Group, Inc. (Banks)	81,674
720	Citrix Systems, Inc. (Software)	67,853

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,286	CME Group, Inc. (Capital Markets)	$ 444,444
6,171	CMS Energy Corp. (Multi-Utilities)	359,276
2,343	Cognizant Technology Solutions Corp. Class A (IT Services)	152,623
7,630	Cohen & Steers, Inc. (Capital Markets)	399,583
1,618	Colgate-Palmolive Co. (Household Products)	116,075
12,021	Colony Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	67,919
4,479	Columbia Banking System, Inc. (Banks)	168,903
18,177	Comcast Corp. Class A (Media)	784,701
631	Comerica, Inc. (Banks)	46,189
4,858	Compass Minerals International, Inc. (Metals & Mining)	271,319
5,184	Conagra Brands, Inc. (Food Products)	149,662
1,188	Concho Resources, Inc. (Oil, Gas & Consumable Fuels)	116,044
10,334	ConocoPhillips (Oil, Gas & Consumable Fuels)	610,533
2,574	Consolidated Edison, Inc. (Multi-Utilities)	218,687
440	Constellation Brands, Inc. Class A (Beverages)	86,601
618	Copart, Inc.* (Commercial Services & Supplies)	47,914
2,600	CoreCivic, Inc. (Equity Real Estate Investment Trusts (REITs))	44,122
3,662	Corning, Inc. (Electronic Equipment, Instruments & Components)	112,606
950	CoStar Group, Inc.* (Professional Services)	584,630
625	Costco Wholesale Corp. (Food & Staples Retailing)	172,269
1,890	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	66,490
2,300	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	306,498
3,032	CSX Corp. (Road & Rail)	213,453
1,275	Cummins, Inc. (Machinery)	209,100
845	Curtiss-Wright Corp. (Aerospace & Defense)	107,239
24,859	CVS Health Corp. (Health Care Providers & Services)	1,388,872
4,552	D.R. Horton, Inc. (Household Durables)	209,073
2,843	Danaher Corp. (Health Care Equipment & Supplies)	399,441

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,828	Darden Restaurants, Inc. (Hotels, Restaurants & Leisure)	$ 222,212
3,366	Delta Air Lines, Inc. (Airlines)	205,461
3,200	DENTSPLY SIRONA, Inc. (Health Care Equipment & Supplies)	174,240
9,777	Devon Energy Corp. (Oil, Gas & Consumable Fuels)	263,979
300	Discover Financial Services (Consumer Finance)	26,922
13,100	Discovery, Inc. Class C* (Media)	369,944
1,386	Dollar General Corp. (Multiline Retail)	185,752
30,503	Dollar Tree, Inc.* (Multiline Retail)	3,103,680
9,995	Dominion Energy, Inc. (Multi-Utilities)	742,529
98	Domino’s Pizza, Inc. (Hotels, Restaurants & Leisure)	23,964
1,746	Dover Corp. (Machinery)	169,100
2,300	Dow, Inc. (Chemicals)	111,412
3,321	Dril-Quip, Inc.* (Energy Equipment & Services)	174,751
2,190	DTE Energy Co. (Multi-Utilities)	278,371
6,910	Duke Energy Corp. (Electric Utilities)	599,235
4,893	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	163,084
1,940	DuPont de Nemours, Inc. (Chemicals)	139,990
8,650	DXC Technology Co. (IT Services)	482,410
1,443	Eastman Chemical Co. (Chemicals)	108,730
16,210	eBay, Inc. (Internet & Direct Marketing Retail)	667,690
8,849	Ecolab, Inc. (Chemicals)	1,785,109
2,737	Edison International (Electric Utilities)	204,016
769	Edwards Lifesciences Corp.* (Health Care Equipment & Supplies)	163,682
2,389	Elanco Animal Health, Inc.* (Pharmaceuticals)	78,741
38,984	Electronic Arts, Inc.* (Entertainment)	3,606,020
1,326	Eli Lilly & Co. (Pharmaceuticals)	144,468
3,600	EMCOR Group, Inc. (Construction & Engineering)	303,804
993	Emerson Electric Co. (Electrical Equipment)	64,426
7,105	Energizer Holdings, Inc. (Household Products)	298,978
6,067	EnerSys (Electrical Equipment)	413,223

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
11,352	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	$ 493,926
12,198	Entercom Communications Corp. Class A (Media)	69,285
3,991	Entergy Corp. (Electric Utilities)	421,529
1,208	EOG Resources, Inc. (Oil, Gas & Consumable Fuels)	103,707
1,442	Equity Residential (Equity Real Estate Investment Trusts (REITs))	113,759
7,517	Essent Group Ltd.* (Thrifts & Mortgage Finance)	346,985
877	Essex Property Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	265,047
1,296	Evercore, Inc. Class A (Capital Markets)	111,936
3,601	Everest Re Group Ltd. (Insurance)	888,151
3,994	Evergy, Inc. (Electric Utilities)	241,597
2,212	Eversource Energy (Electric Utilities)	167,802
16,209	Exelon Corp. (Electric Utilities)	730,378
5,248	ExlService Holdings, Inc.* (IT Services)	361,010
476	Expedia Group, Inc. (Internet & Direct Marketing Retail)	63,184
732	Expeditors International of Washington, Inc. (Air Freight & Logistics)	55,888
11,773	Extraction Oil & Gas, Inc.* (Oil, Gas & Consumable Fuels)	43,678
3,670	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	272,901
1,146	F5 Networks, Inc.* (Communications Equipment)	168,141
11,467	Facebook, Inc. Class A* (Interactive Media & Services)	2,227,235
383	FactSet Research Systems, Inc. (Capital Markets)	106,206
3,813	Fastenal Co. (Trading Companies & Distributors)	117,440
631	Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	83,298
233	FedEx Corp. (Air Freight & Logistics)	39,733
4,878	Ferro Corp.* (Chemicals)	71,853
17,993	Ferroglobe Representation & Warranty Insurance Trust(b) (Metals & Mining)	—
3,688	Fidelity National Financial, Inc. (Insurance)	158,141
1,042	Fidelity National Information Services, Inc. (IT Services)	138,846
6,585	Fifth Third Bancorp (Banks)	195,509

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
250	First Citizens BancShares, Inc. Class A (Banks)	$ 116,755
11,745	First Hawaiian, Inc. (Banks)	314,296
3,806	First Merchants Corp. (Banks)	149,994
4,810	First Midwest Bancorp, Inc. (Banks)	104,040
1,688	FirstCash, Inc. (Consumer Finance)	169,880
8,371	FirstEnergy Corp. (Electric Utilities)	368,073
1,574	Fiserv, Inc.* (IT Services)	165,947
5,311	Five Below, Inc.* (Specialty Retail)	623,830
6,400	Foot Locker, Inc. (Specialty Retail)	262,784
52,979	Ford Motor Co. (Automobiles)	504,890
1,392	Fortinet, Inc.* (Software)	111,792
2,238	Fortive Corp. (Machinery)	170,200
737	Fortune Brands Home & Security, Inc. (Building Products)	40,491
20,965	Forum Energy Technologies, Inc.* (Energy Equipment & Services)	54,928
2,171	Franklin Resources, Inc. (Capital Markets)	70,840
7,793	Freeport-McMoRan, Inc. (Metals & Mining)	86,191
3,838	Fresh Del Monte Produce, Inc. (Food Products)	116,407
5,660	frontdoor, Inc.* (Diversified Consumer Services)	258,322
4,373	FTI Consulting, Inc.* (Professional Services)	456,760
792	Gartner, Inc.* (IT Services)	110,349
15,740	General Dynamics Corp. (Aerospace & Defense)	2,926,696
64,400	General Electric Co. (Industrial Conglomerates)	672,980
3,156	General Motors Co. (Automobiles)	127,313
3,705	Genuine Parts Co. (Distributors)	359,830
9,680	Gilead Sciences, Inc. (Biotechnology)	634,234
11,993	Glacier Bancorp, Inc. (Banks)	502,627
3,953	Global Indemnity Ltd. (Insurance)	111,830
1,210	Globe Life, Inc. (Insurance)	110,497
17,609	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	802,618
900	GoDaddy, Inc. Class A* (IT Services)	66,042
7,732	Grand Canyon Education, Inc.* (Diversified Consumer Services)	841,010
1,768	Granite Construction, Inc. (Construction & Engineering)	62,764
41,235	Graphic Packaging Holding Co. (Containers & Packaging)	612,752

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,138	Group 1 Automotive, Inc. (Specialty Retail)	$ 95,546
1,800	Hanesbrands, Inc. (Textiles, Apparel & Luxury Goods)	28,962
6,045	Hanmi Financial Corp. (Banks)	129,907
1,688	Hasbro, Inc. (Leisure Products)	204,518
3,920	HCA Healthcare, Inc. (Health Care Providers & Services)	523,359
5,364	HCP, Inc. (Equity Real Estate Investment Trusts (REITs))	171,273
16,135	Heartland Express, Inc. (Road & Rail)	320,118
1,801	Helen of Troy Ltd.* (Household Durables)	267,052
6,260	Helios Technologies, Inc. (Machinery)	293,970
1,907	Henry Schein, Inc.* (Health Care Providers & Services)	126,892
3,345	Hess Corp. (Oil, Gas & Consumable Fuels)	216,890
10,988	Hewlett Packard Enterprise Co. (Technology Hardware, Storage & Peripherals)	157,898
2,900	Hilton Grand Vacations, Inc.* (Hotels, Restaurants & Leisure)	94,830
11,075	Hilton Worldwide Holdings, Inc. (Hotels, Restaurants & Leisure)	1,069,291
3,996	HollyFrontier Corp. (Oil, Gas & Consumable Fuels)	198,881
7,787	Hologic, Inc.* (Health Care Equipment & Supplies)	399,084
736	Honeywell International, Inc. (Industrial Conglomerates)	126,931
4,438	Hormel Foods Corp. (Food Products)	181,914
4,752	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	82,637
4,600	HP, Inc. (Technology Hardware, Storage & Peripherals)	96,784
600	Hubbell, Inc. (Electrical Equipment)	77,928
4,020	HubSpot, Inc.* (Software)	718,454
193	Humana, Inc. (Health Care Providers & Services)	57,273
364	Huntington Ingalls Industries, Inc. (Aerospace & Defense)	83,101
1,475	Huron Consulting Group, Inc.* (Professional Services)	89,931
1,658	IAC/InterActiveCorp.* (Interactive Media & Services)	396,345
3,814	IBERIABANK Corp. (Banks)	299,666
5,675	ICF International, Inc. (Professional Services)	483,453
2,829	ICU Medical, Inc.* (Health Care Equipment & Supplies)	719,811

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
4,080	IDACORP, Inc. (Electric Utilities)	$ 416,405
453	IDEX Corp. (Machinery)	76,204
798	IDEXX Laboratories, Inc.* (Health Care Equipment & Supplies)	225,076
530	Illinois Tool Works, Inc. (Machinery)	81,742
6,154	Insight Enterprises, Inc.* (Electronic Equipment, Instruments & Components)	338,593
2,515	Insulet Corp.* (Health Care Equipment & Supplies)	309,194
300	Integer Holdings Corp.* (Health Care Equipment & Supplies)	26,259
17,790	Intel Corp. (Semiconductors & Semiconductor Equipment)	899,284
3,242	Intercontinental Exchange, Inc. (Capital Markets)	284,842
3,538	International Business Machines Corp. (IT Services)	524,473
723	International Flavors & Fragrances, Inc. (Chemicals)	104,105
1,648	International Paper Co. (Containers & Packaging)	72,364
2,554	Intuit, Inc. (Software)	708,250
6,300	Invesco Ltd. (Capital Markets)	120,897
1,457	IQVIA Holdings, Inc.* (Life Sciences Tools & Services)	231,911
1,200	Itron, Inc.* (Electronic Equipment, Instruments & Components)	74,400
866	J.B. Hunt Transport Services, Inc. (Road & Rail)	88,652
2,528	Jacobs Engineering Group, Inc. (Construction & Engineering)	208,585
5,476	Jagged Peak Energy, Inc.* (Oil, Gas & Consumable Fuels)	40,194
8,900	Jefferies Financial Group, Inc. (Diversified Financial Services)	189,837
2,979	John Bean Technologies Corp. (Machinery)	353,488
8,447	Johnson & Johnson (Pharmaceuticals)	1,099,968
5,894	JPMorgan Chase & Co. (Banks)	683,704
4,546	Juniper Networks, Inc. (Communications Equipment)	122,833
1,393	Kansas City Southern (Road & Rail)	172,370
4,632	KAR Auction Services, Inc. (Commercial Services & Supplies)	123,860
499	Kellogg Co. (Food Products)	29,052
10,800	Keurig Dr Pepper, Inc. (Beverages)	303,912
2,481	KeyCorp. (Banks)	45,576

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,969	Keysight Technologies, Inc.* (Electronic Equipment, Instruments & Components)	$ 265,785
1,059	Kimberly-Clark Corp. (Household Products)	143,653
32,403	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	668,150
58,983	KKR & Co., Inc. Class A (Capital Markets)	1,577,795
1,085	KLA Corp. (Semiconductors & Semiconductor Equipment)	147,907
52,825	Knight-Swift Transportation Holdings, Inc. (Road & Rail)	1,893,248
2,839	Kohl’s Corp. (Multiline Retail)	152,909
2,700	Korn Ferry (Professional Services)	106,056
453,826	Kosmos Energy Ltd. (Oil, Gas & Consumable Fuels)	2,727,494
992	L3Harris Technologies, Inc. (Aerospace & Defense)	205,939
1,960	La-Z-Boy, Inc. (Household Durables)	64,660
1,233	Laboratory Corp. of America Holdings* (Health Care Providers & Services)	206,552
325	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	67,798
3,186	LCI Industries (Auto Components)	291,933
552	Lear Corp. (Auto Components)	69,983
200	Leidos Holdings, Inc. (IT Services)	16,420
4,111	Lennar Corp. Class A (Household Durables)	195,560
4,018	LHC Group, Inc.* (Health Care Providers & Services)	508,598
1,173	Lincoln National Corp. (Insurance)	76,644
9,799	Lithia Motors, Inc. Class A (Specialty Retail)	1,292,292
1,200	Live Nation Entertainment, Inc.* (Entertainment)	86,472
8,786	LKQ Corp.* (Distributors)	236,607
1,630	Lockheed Martin Corp. (Aerospace & Defense)	590,337
2,276	Loews Corp. (Insurance)	121,857
1,647	Lowe’s Cos., Inc. (Specialty Retail)	167,006
916	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	175,038
4,700	LyondellBasell Industries NV Class A (Chemicals)	393,343
702	M&T Bank Corp. (Banks)	115,303
11,180	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	219,352
8,029	Macy’s, Inc. (Multiline Retail)	182,499

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
11,904	Marathon Oil Corp. (Oil, Gas & Consumable Fuels)	$ 167,489
125	Markel Corp.* (Insurance)	139,241
4,068	Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	565,696
1,334	Marsh & McLennan Cos., Inc. (Insurance)	131,799
6,110	Marvell Technology Group Ltd. (Semiconductors & Semiconductor Equipment)	160,449
753	Masco Corp. (Building Products)	30,700
11,906	Mastercard, Inc. Class A (IT Services)	3,241,647
23,828	Matador Resources Co.* (Oil, Gas & Consumable Fuels)	420,088
1,639	Maxim Integrated Products, Inc. (Semiconductors & Semiconductor Equipment)	97,012
2,660	MAXIMUS, Inc. (IT Services)	195,537
1,118	McCormick & Co., Inc. (Food Products)	177,248
3,841	McDonald’s Corp. (Hotels, Restaurants & Leisure)	809,376
9,903	McKesson Corp. (Health Care Providers & Services)	1,376,022
4,203	Medidata Solutions, Inc.* (Health Care Technology)	384,028
12,651	Merck & Co., Inc. (Pharmaceuticals)	1,049,906
12,271	Meridian Bancorp, Inc. (Thrifts & Mortgage Finance)	225,050
500	Meritage Homes Corp.* (Household Durables)	31,405
11,193	MetLife, Inc. (Insurance)	553,158
1,231	Mettler-Toledo International, Inc.* (Life Sciences Tools & Services)	931,559
35,055	MFA Financial, Inc. (Mortgage Real Estate Investment Trusts (REITs))	251,695
5,485	MGM Resorts International (Hotels, Restaurants & Leisure)	164,660
1,154	Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment)	108,961
2,571	Micron Technology, Inc.* (Semiconductors & Semiconductor Equipment)	115,412
51,263	Microsoft Corp. (Software)	6,985,609
1,277	Mid-America Apartment Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	150,482
3,564	Minerals Technologies, Inc. (Chemicals)	189,783
10,629	Mobile Mini, Inc. (Commercial Services & Supplies)	360,961

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
740	Mohawk Industries, Inc.* (Household Durables)	$ 92,271
1,074	Molson Coors Brewing Co. Class B (Beverages)	57,985
3,154	Mondelez International, Inc. Class A (Food Products)	168,707
4,100	Monster Beverage Corp.* (Beverages)	264,327
3,505	Moody’s Corp. (Capital Markets)	751,262
13,193	Morgan Stanley (Capital Markets)	587,880
1,119	Motorola Solutions, Inc. (Communications Equipment)	185,709
838	MSCI, Inc. (Capital Markets)	190,427
813	Nasdaq, Inc. (Capital Markets)	78,349
14,262	National General Holdings Corp. (Insurance)	352,699
4,853	National Health Investors, Inc. (Equity Real Estate Investment Trusts (REITs))	385,231
87,849	National Oilwell Varco, Inc. (Energy Equipment & Services)	2,092,563
24,100	Navient Corp. (Consumer Finance)	341,015
8,418	Navigant Consulting, Inc. (Professional Services)	205,062
6,605	NCR Corp.* (Technology Hardware, Storage & Peripherals)	223,315
4,888	Nelnet, Inc. Class A (Consumer Finance)	305,793
636	NetApp, Inc. (Technology Hardware, Storage & Peripherals)	37,200
3,799	Newmont Goldcorp Corp. (Metals & Mining)	138,739
1,179	NextEra Energy, Inc. (Electric Utilities)	244,253
3,969	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	341,453
6,966	NiSource, Inc. (Multi-Utilities)	206,821
4,340	NMI Holdings, Inc. Class A* (Thrifts & Mortgage Finance)	107,979
7,169	Noble Energy, Inc. (Oil, Gas & Consumable Fuels)	158,292
859	Norfolk Southern Corp. (Road & Rail)	164,172
7,418	NorthWestern Corp. (Multi-Utilities)	518,667
1,673	Norwegian Cruise Line Holdings Ltd.* (Hotels, Restaurants & Leisure)	82,713
5,600	NRG Energy, Inc. (Independent Power and Renewable Electricity Producers)	191,184
4,600	Nuance Communications, Inc.* (Software)	76,544

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
1,660	Nucor Corp. (Metals & Mining)	$ 90,271
9,039	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	1,525,060
26	NVR, Inc.* (Household Durables)	86,948
259	O’Reilly Automotive, Inc.* (Specialty Retail)	98,617
2,866	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	147,198
822	Okta, Inc.* (IT Services)	107,542
2,400	Old Republic International Corp. (Insurance)	54,744
2,800	OneMain Holdings, Inc. (Consumer Finance)	116,060
24,202	Oracle Corp. (Software)	1,362,573
3,800	Oshkosh Corp. (Machinery)	317,566
9,318	Owens-Illinois, Inc. (Containers & Packaging)	158,126
3,920	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	286,905
12,226	Pacific Premier Bancorp, Inc. (Banks)	386,708
286	Packaging Corp. of America (Containers & Packaging)	28,877
3,420	Parker-Hannifin Corp. (Machinery)	598,774
7,205	Patrick Industries, Inc.* (Building Products)	330,493
3,481	Patterson Cos., Inc. (Health Care Providers & Services)	68,924
1,456	Paychex, Inc. (IT Services)	120,921
474	Paycom Software, Inc.* (Software)	114,115
5,811	Paylocity Holding Corp.* (Software)	593,245
2,409	Peapack Gladstone Financial Corp. (Banks)	68,488
10,340	Pebblebrook Hotel Trust (Equity Real Estate Investment Trusts (REITs))	289,417
5,236	PepsiCo, Inc. (Beverages)	669,213
16,504	Performance Food Group Co.* (Food & Staples Retailing)	723,700
4,185	Pfizer, Inc. (Pharmaceuticals)	162,545
6,100	Philip Morris International, Inc. (Tobacco)	510,021
6,012	Phillips 66 (Oil, Gas & Consumable Fuels)	616,591
3,800	Pilgrim’s Pride Corp.* (Food Products)	102,828
2,292	Pinnacle West Capital Corp. (Electric Utilities)	209,076
14,981	PolyOne Corp. (Chemicals)	490,927
2,754	Power Integrations, Inc. (Semiconductors & Semiconductor Equipment)	250,807

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,019	PPG Industries, Inc. (Chemicals)	$ 237,010
8,782	PPL Corp. (Electric Utilities)	260,211
11,414	PQ Group Holdings, Inc.* (Chemicals)	177,944
11,823	PRA Group, Inc.* (Consumer Finance)	368,050
2,020	Preferred Bank (Banks)	109,464
16,739	Primoris Services Corp. (Construction & Engineering)	350,849
888	Principal Financial Group, Inc. (Insurance)	51,540
3,837	ProAssurance Corp. (Insurance)	149,988
2,363	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	190,481
3,359	Proofpoint, Inc.* (Software)	423,906
1,313	Prudential Financial, Inc. (Insurance)	133,020
3,565	Public Service Enterprise Group, Inc. (Multi-Utilities)	203,740
1,006	Public Storage (Equity Real Estate Investment Trusts (REITs))	244,217
2,235	PVH Corp. (Textiles, Apparel & Luxury Goods)	198,736
26,723	Qorvo, Inc.* (Semiconductors & Semiconductor Equipment)	1,958,529
10,116	QTS Realty Trust, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	468,168
12,072	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	883,188
4,700	Quanta Services, Inc. (Construction & Engineering)	175,874
1,373	Quest Diagnostics, Inc. (Health Care Providers & Services)	140,156
8,000	Qurate Retail, Inc.* (Internet & Direct Marketing Retail)	113,120
7,416	Radian Group, Inc. (Thrifts & Mortgage Finance)	169,085
1,318	Raymond James Financial, Inc. (Capital Markets)	106,323
10,494	Raytheon Co. (Aerospace & Defense)	1,912,951
3,969	RBC Bearings, Inc.* (Machinery)	645,717
2,475	Realty Income Corp. (Equity Real Estate Investment Trusts (REITs))	171,295
7,995	Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	135,275
2,643	Regency Centers Corp. (Equity Real Estate Investment Trusts (REITs))	176,288
12,163	Regions Financial Corp. (Banks)	193,757

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,447	Republic Services, Inc. (Commercial Services & Supplies)	$ 216,927
983	Resideo Technologies, Inc.* (Building Products)	18,539
5,761	ResMed, Inc. (Health Care Equipment & Supplies)	741,441
8,564	Retail Properties of America, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	104,138
298	Rockwell Automation, Inc. (Electrical Equipment)	47,912
2,597	Rogers Corp.* (Electronic Equipment, Instruments & Components)	412,040
7,145	Roper Technologies, Inc. (Industrial Conglomerates)	2,598,279
1,604	Ross Stores, Inc. (Specialty Retail)	170,072
4,500	Ryman Hospitality Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	337,500
5,166	S&P Global, Inc. (Capital Markets)	1,265,412
774	salesforce.com, Inc.* (Software)	119,583
2,100	Sally Beauty Holdings, Inc.* (Specialty Retail)	28,854
6,149	Schweitzer-Mauduit International, Inc. (Paper & Forest Products)	211,710
2,120	Science Applications International Corp. (IT Services)	180,984
600	Sealed Air Corp. (Containers & Packaging)	25,074
1,498	Sempra Energy (Multi-Utilities)	202,874
684	ServiceNow, Inc.* (Software)	189,735
15,887	Silgan Holdings, Inc. (Containers & Packaging)	477,563
5,590	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	627,254
8,525	Sirius XM Holdings, Inc. (Media)	53,366
6,600	SiteOne Landscape Supply, Inc.* (Trading Companies & Distributors)	487,542
6,883	Skechers U.S.A., Inc. Class A* (Textiles, Apparel & Luxury Goods)	261,141
14,687	Skyline Champion Corp.* (Household Durables)	418,579
23,914	Skyworks Solutions, Inc. (Semiconductors & Semiconductor Equipment)	2,039,386
1,023	SL Green Realty Corp. (Equity Real Estate Investment Trusts (REITs))	82,945
61,015	SLM Corp. (Consumer Finance)	555,847

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
867	Snap-on, Inc. (Machinery)	$ 132,313
10,026	Southern Copper Corp. (Metals & Mining)	358,831
1,460	Southwest Airlines Co. (Airlines)	75,234
700	Spectrum Brands Holdings, Inc. (Household Products)	35,077
2,000	Spirit AeroSystems Holdings, Inc. Class A (Aerospace & Defense)	153,680
2,267	Spirit Airlines, Inc.* (Airlines)	96,189
1,677	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	73,989
1,181	Splunk, Inc.* (Software)	159,801
1,100	SPX FLOW, Inc.* (Machinery)	44,616
407	SS&C Technologies Holdings, Inc. (Software)	19,516
15,116	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	449,248
1,562	Standard Motor Products, Inc. (Auto Components)	71,868
550	Stanley Black & Decker, Inc. (Machinery)	81,174
9,352	Starbucks Corp. (Hotels, Restaurants & Leisure)	885,541
14,127	Starwood Property Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	328,170
1,197	State Street Corp. (Capital Markets)	69,534
1,900	Steel Dynamics, Inc. (Metals & Mining)	59,869
5,877	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	202,815
11,489	Stifel Financial Corp. (Capital Markets)	687,157
2,785	Stryker Corp. (Health Care Equipment & Supplies)	584,237
967	Sun Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	128,427
24,744	SunCoke Energy, Inc.* (Metals & Mining)	187,807
2,091	SunTrust Banks, Inc. (Banks)	139,261
8,645	Sykes Enterprises, Inc.* (IT Services)	244,567
5,168	Symantec Corp. (Software)	111,422
4,800	Synchrony Financial (Consumer Finance)	172,224
16,333	Syneos Health, Inc.* (Life Sciences Tools & Services)	834,453
3,580	SYNNEX Corp. (Electronic Equipment, Instruments & Components)	352,773
1,559	Synopsys, Inc.* (Software)	206,973
6,243	Synovus Financial Corp. (Banks)	238,295

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
3,470	Sysco Corp. (Food & Staples Retailing)	$ 237,938
3,308	T-Mobile US, Inc.* (Wireless Telecommunication Services)	263,747
15,839	Tapestry, Inc. (Textiles, Apparel & Luxury Goods)	489,900
2,210	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	85,991
7,345	Target Corp. (Multiline Retail)	634,608
13,431	Teradyne, Inc. (Semiconductors & Semiconductor Equipment)	748,510
3,108	Tetra Tech, Inc. (Commercial Services & Supplies)	246,154
14,447	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	1,806,019
11,039	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	609,684
2,413	Textron, Inc. (Aerospace & Defense)	118,961
1,032	The Allstate Corp. (Insurance)	110,837
952	The Bank of New York Mellon Corp. (Capital Markets)	44,668
52,800	The Charles Schwab Corp. (Capital Markets)	2,282,016
1,116	The Clorox Co. (Household Products)	181,462
10,722	The Coca-Cola Co. (Beverages)	564,299
1,098	The Cooper Cos., Inc. (Health Care Equipment & Supplies)	370,465
9,362	The Estee Lauder Cos., Inc. Class A (Personal Products)	1,724,387
13,000	The Geo Group, Inc. (Equity Real Estate Investment Trusts (REITs))	231,530
1,221	The Hanover Insurance Group, Inc. (Insurance)	158,376
3,739	The Hartford Financial Services Group, Inc. (Insurance)	215,479
1,283	The Hershey Co. (Food Products)	194,682
16,294	The Home Depot, Inc. (Specialty Retail)	3,481,865
4,438	The J.M. Smucker Co. (Food Products)	493,461
3,289	The Kraft Heinz Co. (Food Products)	105,281
3,993	The Kroger Co. (Food & Staples Retailing)	84,492
5,600	The Michaels Cos., Inc.* (Specialty Retail)	38,472
1,626	The Mosaic Co. (Chemicals)	40,959
1,208	The PNC Financial Services Group, Inc. (Banks)	172,623

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
7,402	The Procter & Gamble Co. (Household Products)	$ 873,732
1,900	The Progressive Corp. (Insurance)	153,862
7,110	The Sherwin-Williams Co. (Chemicals)	3,647,714
18,355	The Southern Co. (Electric Utilities)	1,031,551
5,577	The Timken Co. (Machinery)	254,925
4,732	The TJX Cos., Inc. (Specialty Retail)	258,178
1,100	The Travelers Cos., Inc. (Insurance)	161,282
23,752	The Walt Disney Co. (Entertainment)	3,396,774
1,480	The Western Union Co. (IT Services)	31,080
2,088	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	51,448
9,898	Thermo Fisher Scientific, Inc. (Life Sciences Tools & Services)	2,748,477
1,466	Tiffany & Co. (Specialty Retail)	137,687
1,668	Total System Services, Inc. (IT Services)	226,381
1,239	Tractor Supply Co. (Specialty Retail)	134,816
5,732	TTEC Holdings, Inc. (IT Services)	268,945
4,270	Tupperware Brands Corp. (Household Durables)	65,374
6,874	Tutor Perini Corp.* (Construction & Engineering)	89,774
1,152	Twilio, Inc. Class A* (IT Services)	160,255
38,255	Two Harbors Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	514,912
7,974	Tyson Foods, Inc. Class A (Food Products)	633,933
3,061	U.S. Bancorp (Banks)	174,936
2,918	UDR, Inc. (Equity Real Estate Investment Trusts (REITs))	134,403
2,100	UGI Corp. (Gas Utilities)	107,289
675	Ulta Salon, Cosmetics & Fragrance, Inc.* (Specialty Retail)	235,744
5,983	Umpqua Holdings Corp. (Banks)	104,463
400	UniFirst Corp. (Commercial Services & Supplies)	78,748
764	Union Pacific Corp. (Road & Rail)	137,482
7,348	United Bankshares, Inc. (Banks)	276,211
10,420	United Parcel Service, Inc. Class B (Air Freight & Logistics)	1,244,877
5,764	United Technologies Corp. (Aerospace & Defense)	770,070

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
12,096	UnitedHealth Group, Inc. (Health Care Providers & Services)	$ 3,012,025
3,030	Universal Corp. (Tobacco)	180,285
1,300	Universal Display Corp. (Semiconductors & Semiconductor Equipment)	274,404
11,965	Universal Forest Products, Inc. (Building Products)	483,745
1,703	Universal Health Services, Inc. Class B (Health Care Providers & Services)	256,915
8,468	Unum Group (Insurance)	270,553
6,720	US Ecology, Inc. (Commercial Services & Supplies)	427,594
1,482	Valero Energy Corp. (Oil, Gas & Consumable Fuels)	126,340
17,796	Valvoline, Inc. (Chemicals)	359,301
866	Varian Medical Systems, Inc.* (Health Care Equipment & Supplies)	101,642
474	Veeva Systems, Inc. Class A* (Health Care Technology)	78,637
2,126	Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	143,059
1,225	VeriSign, Inc.* (IT Services)	258,585
1,180	Verisk Analytics, Inc. (Professional Services)	179,030
21,236	Verizon Communications, Inc. (Diversified Telecommunication Services)	1,173,714
2,356	Versum Materials, Inc. (Semiconductors & Semiconductor Equipment)	122,465
300	Vertex Pharmaceuticals, Inc.* (Biotechnology)	49,986
2,746	VF Corp. (Textiles, Apparel & Luxury Goods)	239,973
19,932	Viacom, Inc. Class B (Entertainment)	604,936
85,100	Virtu Financial, Inc. Class A (Capital Markets)	1,844,968
11,233	Virtusa Corp.* (IT Services)	501,890
13,336	Visa, Inc. Class A (IT Services)	2,373,808
538	VMware, Inc. Class A (Software)	93,876
394	Vornado Realty Trust (Equity Real Estate Investment Trusts (REITs))	25,342
2,700	Vulcan Materials Co. (Construction Materials)	373,545
276	W.W. Grainger, Inc. (Trading Companies & Distributors)	80,324
6,982	Walgreens Boots Alliance, Inc. (Food & Staples Retailing)	380,449
6,225	Walker & Dunlop, Inc. (Thrifts & Mortgage Finance)	363,166
4,754	Walmart, Inc. (Food & Staples Retailing)	524,747

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
8,192	Washington Federal, Inc. (Thrifts & Mortgage Finance)	$ 299,663
1,154	Waste Management, Inc. (Commercial Services & Supplies)	135,018
126	Waters Corp.* (Life Sciences Tools & Services)	26,531
1,694	WD-40 Co. (Household Products)	307,563
8,197	Webster Financial Corp. (Banks)	418,047
4,048	WEC Energy Group, Inc. (Multi-Utilities)	345,942
617	WellCare Health Plans, Inc.* (Health Care Providers & Services)	177,233
16,762	Wells Fargo & Co. (Banks)	811,448
2,223	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	184,776
12,535	WESCO International, Inc.* (Trading Companies & Distributors)	636,026
2,450	Western Digital Corp. (Technology Hardware, Storage & Peripherals)	132,030
1,848	Westrock Co. (Containers & Packaging)	66,620
736	Whirlpool Corp. (Household Durables)	107,073
279	White Mountains Insurance Group Ltd. (Insurance)	300,204
10,042	Wolverine World Wide, Inc. (Textiles, Apparel & Luxury Goods)	272,640
17,997	World Fuel Services Corp. (Oil, Gas & Consumable Fuels)	702,603
2,003	WP Carey, Inc. (Equity Real Estate Investment Trusts (REITs))	173,340
811	Wynn Resorts Ltd. (Hotels, Restaurants & Leisure)	105,487
4,831	Xcel Energy, Inc. (Electric Utilities)	287,976
14,400	Xenia Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	308,592
6,300	Xerox Corp. (Technology Hardware, Storage & Peripherals)	202,230
1,417	Xilinx, Inc. (Semiconductors & Semiconductor Equipment)	161,836
2,160	Xylem, Inc. (Machinery)	173,426
25,331	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure)	1,152,560
1,293	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	145,488
2,227	Zimmer Biomet Holdings, Inc. (Health Care Equipment & Supplies)	300,934
1,896	Zions Bancorp NA (Banks)	$85,453
1,145	Zoetis, Inc. (Pharmaceuticals)	131,549

		253,100,635

TOTAL COMMON STOCKS (Cost $464,058,624)		$516,699,289

Shares	Dividend Rate	Value

Preferred Stocks – 0.6%
Brazil – 0.2%
Banco Bradesco SA (Banks)
40,411	3.020%	$ 365,318
Banco do Estado do Rio Grande do Sul SA (Banks)
22,900	10.010	141,072
Bradespar SA (Metals & Mining)
1,200	4.410	9,942
Braskem SA Class A (Chemicals)
2,000	0.001	17,839
Cia Brasileira de Distribuicao (Food & Staples Retailing)
7,600	1.880	186,298
Cia de Transmissao de Energia Eletrica Paulista (Electric Utilities)
5,600	10.070	35,510
Cia Energetica de Minas Gerais (Electric Utilities)
13,566	4.090	50,264
Gerdau SA (Metals & Mining)
700	3.790	2,522
Itau Unibanco Holding SA (Banks)
750	6.480	6,843
Petroleo Brasileiro SA (Oil, Gas & Consumable Fuels)
24,900	4.750	170,160
Telefonica Brasil SA (Diversified Telecommunication Services)
15,870	10.230	217,486

		1,203,254

Chile – 0.0%
Embotelladora Andina SA (Beverages)
5,199	4.230	18,277

Colombia – 0.0%
Bancolombia SA (Banks)
1,626	2.430	20,448
Grupo Aval Acciones y Valores SA (Banks)
11,947	4.290	4,607

		25,055

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Dividend Rate		Value

Preferred Stocks – (continued)
Germany – 0.4%
FUCHS PETROLUB SE (Chemicals)
855	3.060%		$ 32,763
Henkel AG & Co. KGaA (Household Products)
236	2.150		24,335
Volkswagen AG (Automobiles)
12,514	3.470		2,090,972

			2,148,070

Russia – 0.0%
Transneft PJSC (Oil, Gas & Consumable Fuels)
7	0.000		17,344

South Korea*(b) – 0.0%
CJ Corp. (Industrial Conglomerates)
38	0.000		867

TOTAL PREFERRED STOCKS – 0.6% (Cost $2,696,469)			$ 3,412,867

Units	Description	Expiration Date	Value

Warrant* – 0.0%
Thailand – 0.0%
540	Minor International PCL NVDR	12/31/2021	$ 96

Shares	Description		Value

Exchange Traded Fund – 0.1%
5,971	iShares MSC IEmergingMarkets ETF (Cost $252,824)		249,409

Shares	Dividend Rate		Value

Investment Companies(c) – 3.0%
Goldman Sachs Financial Square Government Fund - Class R6
6,037,229	2.272%		$ 6,037,229
Goldman Sachs Financial Square Government Fund - Institutional Shares
10,300,728	2.272		10,300,728

TOTAL INVESTMENT COMPANIES (Cost $16,337,957)			$ 16,337,957

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligation(d) – 0.0%
United States Treasury Bill
$ 110,000	0.000%	09/19/19	$ 109,708
(Cost $109,668)

TOTAL INVESTMENTS – 98.8% (Cost $483,455,542)			$536,809,326

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.2%			6,658,900

NET ASSETS – 100.0%			$543,468,226

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	Represents an affiliated issuer.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	ILS	840,000	USD	239,038	08/02/19	$209
	USD	5,823,583	AUD	8,340,000	08/02/19	119,822
	USD	5,184,822	AUD	7,480,000	09/03/19	63,125
	USD	7,748,227	CHF	7,510,000	08/02/19	195,685
	USD	6,685,251	CHF	6,610,000	09/03/19	18,147
	USD	1,548,168	DKK	10,110,000	08/02/19	49,207
	USD	1,225,649	DKK	8,190,000	09/03/19	7,924
	USD	27,030,850	EUR	23,650,000	08/02/19	846,102
	USD	22,567,642	EUR	20,200,000	09/03/19	143,887
	USD	14,174,522	GBP	11,120,000	08/02/19	650,222
	USD	11,977,372	GBP	9,620,000	09/03/19	258,515
	USD	3,217,148	HKD	25,130,000	08/02/19	6,834
	USD	2,718,119	HKD	21,240,000	09/03/19	3,724
	USD	21,111,735	JPY	2,250,000,000	08/02/19	426,764
	USD	17,265,832	JPY	1,871,000,000	09/03/19	23,727
	USD	630,065	NOK	5,350,000	08/02/19	25,971
	USD	483,473	NOK	4,200,000	09/03/19	8,779
	USD	206,441	NZD	310,000	08/02/19	2,886
	USD	179,583	NZD	270,000	09/03/19	2,170
	USD	2,274,490	SEK	21,000,000	08/02/19	100,530
	USD	1,907,475	SEK	18,000,000	09/03/19	39,493
	USD	1,131,534	SGD	1,530,000	08/02/19	18,057
	USD	972,823	SGD	1,330,000	09/03/19	4,436
JPMorgan Securities, Inc.	ILS	280,000	USD	79,679	08/02/19	69
	USD	1,941,194	AUD	2,780,000	08/02/19	39,940
	USD	1,725,963	AUD	2,490,000	09/03/19	21,013
	USD	2,579,303	CHF	2,500,000	08/02/19	65,141
	USD	2,225,046	CHF	2,200,000	09/03/19	6,040
	USD	516,056	DKK	3,370,000	08/02/19	16,402
	USD	408,550	DKK	2,730,000	09/03/19	2,641
	USD	8,995,044	EUR	7,870,000	08/02/19	281,557
	USD	7,507,651	EUR	6,720,000	09/03/19	47,867
	USD	4,716,343	GBP	3,700,000	08/02/19	216,351
	USD	3,984,157	GBP	3,200,000	09/03/19	85,992
	USD	1,070,249	HKD	8,360,000	08/02/19	2,273
	USD	904,760	HKD	7,070,000	09/03/19	1,240
	USD	7,027,862	JPY	749,000,000	08/02/19	142,065
	USD	5,749,125	JPY	623,000,000	09/03/19	7,900
	USD	211,984	NOK	1,800,000	08/02/19	8,738
	USD	161,158	NOK	1,400,000	09/03/19	2,926
	USD	66,594	NZD	100,000	08/02/19	931
	USD	59,861	NZD	90,000	09/03/19	723
	USD	755,456	SEK	6,975,000	08/02/19	33,390
	USD	635,825	SEK	6,000,000	09/03/19	13,164
	USD	377,178	SGD	510,000	08/02/19	6,019
	USD	321,836	SGD	440,000	09/03/19	1,467

TOTAL						$4,020,065

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	AUD	8,340,000	USD	5,784,127	08/02/19	$(80,363)
	CHF	7,510,000	USD	7,591,028	08/02/19	(38,486)
	DKK	10,110,000	USD	1,515,734	08/02/19	(16,773)
	EUR	23,650,000	USD	26,445,289	08/02/19	(260,541)
	GBP	11,120,000	USD	13,867,845	08/02/19	(343,545)
	HKD	25,130,000	USD	3,215,148	08/02/19	(4,835)
	JPY	2,250,000,000	USD	20,751,011	08/02/19	(66,040)
	NOK	5,350,000	USD	618,035	08/02/19	(13,941)
	NZD	310,000	USD	206,364	08/02/19	(2,809)
	SEK	21,000,000	USD	2,226,887	08/02/19	(52,928)
	SGD	1,530,000	USD	1,120,276	08/02/19	(6,798)
	USD	234,298	ILS	840,000	08/02/19	(4,949)
	USD	239,480	ILS	840,000	09/03/19	(231)
JPMorgan Securities, Inc.	AUD	2,780,000	USD	1,928,077	08/02/19	(26,824)
	CHF	2,500,000	USD	2,526,981	08/02/19	(12,820)
	DKK	3,370,000	USD	505,245	08/02/19	(5,591)
	EUR	7,870,000	USD	8,800,238	08/02/19	(86,751)
	GBP	3,700,000	USD	4,614,327	08/02/19	(114,335)
	HKD	8,360,000	USD	1,069,584	08/02/19	(1,607)
	JPY	749,000,000	USD	6,907,766	08/02/19	(21,969)
	NOK	1,800,000	USD	207,968	08/02/19	(4,721)
	NZD	100,000	USD	66,547	08/02/19	(884)
	SEK	6,975,000	USD	739,596	08/02/19	(17,531)
	SGD	510,000	USD	373,454	08/02/19	(2,295)
	USD	78,099	ILS	280,000	08/02/19	(1,650)
	USD	79,827	ILS	280,000	09/03/19	(77)

TOTAL						$(1,189,294)

FUTURES CONTRACTS — At July 31, 2019, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Mini MSCI EAFE Index	5	09/20/19	$471,325	$(10,621)
MSCI Emerging Markets Index	3	09/20/19	153,840	(4,131)
S&P 500 E-Mini Index	13	09/20/19	1,938,495	89,032

TOTAL FUTURES CONTRACTS				$74,280

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 33.9%
Sovereign – 33.9%
Abu Dhabi Government International Bond
	$847,000	3.125%		10/11/27	$ 878,762
Bahrain Government International Bond
	352,000	7.000		01/26/26	396,440
Bonos de la Tesoreria de la Republica
CLP	2,250,250,310	2.000		03/01/35	3,930,161
Brazil Notas do Tesouro Nacional
BRL	13,420,000	10.000		01/01/21	3,717,619
	43,587,000	10.000		01/01/23	12,631,136
	22,965,000	10.000		01/01/25	6,839,008
	12,670,000	10.000		01/01/27	3,849,558
China Government International Bond
	$387,000	3.250		10/19/23	402,802
Croatia Government International Bond
	1,163,000	6.625		07/14/20	1,208,066
Dominican Republic
	480,000	6.000		07/19/28	525,150
	1,370,000	6.400	(a)	06/05/49	1,465,044
	1,739,000	6.875		01/29/26	1,978,112
DOP	57,000,000	9.750	(a)	06/05/26	1,152,665
Ecuador Government International Bond
	$741,000	10.500		03/24/20	767,398
	200,000	10.750		01/31/29	222,500
	2,400,000	10.750	(a)	01/31/29	2,670,000
Egypt T - Bill(b)
EGP	27,400,000	0.000		08/06/19	1,653,313
	18,000,000	0.000		08/13/19	1,080,750
	48,500,000	0.000		08/20/19	2,904,022
	44,000,000	0.000		09/24/19	2,591,932
	15,000,000	0.000		10/01/19	879,218
	3,850,000	0.000		10/08/19	224,924
	13,900,000	0.000		11/19/19	796,063
Federal Republic of Brazil(c)
	$3,851,000	4.500		05/30/29	4,011,057
Government of Jamaica
	1,114,000	7.875		07/28/45	1,414,432

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Hungary Government Bond
HUF	495,000,000	3.000%		08/21/30	$ 1,794,586
	$410,000	5.750		11/22/23	462,916
	2,764,000	6.375		03/29/21	2,936,391
Indonesia Treasury Bond
IDR	21,200,000,000	6.625		05/15/33	1,372,548
	52,527,000,000	7.500		08/15/32	3,663,062
	100,990,000,000	8.375		03/15/34	7,611,895
Islamic Republic of Pakistan
	$1,356,000	6.875		12/05/27	1,408,545
Kingdom of Jordan
	914,000	7.375		10/10/47	969,411
Kuwait International Government Bond
	345,000	2.750		03/20/22	347,933
Malaysia Government Bond
MYR	5,799,000	3.480		03/15/23	1,407,928
	18,000,000	3.885		08/15/29	4,463,490
	7,700,000	3.899		11/16/27	1,896,868
	5,120,000	4.181		07/15/24	1,279,386
	1,700,000	4.921		07/06/48	460,596
Mexico Government International Bond
	$1,268,000	4.500		04/22/29	1,350,420
	1,510,000	4.500	(c)	01/31/50	1,494,145
Mongolia Government International Bond
	205,000	5.125		12/05/22	206,922
	724,000	5.625		05/01/23	739,611
Nigeria Omo Bill
NGN	430,000,000	0.000	(b)	02/20/20	1,116,174
	157,725,000	12.700		04/23/20	401,091
Nigeria T - Bill
	223,000,000	0.000	(b)	02/27/20	577,585
	565,000,000	0.000	(b)	04/02/20	1,431,818
	209,775,000	0.000	(b)	04/09/20	535,776
	521,500,000	1.000		04/16/20	1,327,116
	357,000,000	14.950		01/30/20	933,828

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Oman Government International Bond
	$1,280,000	4.875	%(a)	02/01/25	$ 1,275,518
	1,280,000	6.000	(a)	08/01/29	1,284,800
	572,000	6.500		03/08/47	529,636
	1,270,000	6.500		03/08/47	1,175,941
	364,000	6.750		01/17/48	343,070
Panama Notas del Tesoro(a)
	986,000	3.750		04/17/26	1,026,672
Perusahaan Penerbit SBSN Indonesia III
	341,000	4.325		05/28/25	362,313
	290,000	4.450		02/20/29	314,559
Republic of Angola
	1,193,000	9.500		11/12/25	1,379,406
Republic of Argentina
	3,050,000	5.875		01/11/28	2,414,266
	2,648,000	6.875		01/26/27	2,187,910
Republic of Azerbaijan
	1,300,000	5.125		09/01/29	1,377,992
	285,000	5.125		09/01/29	302,098
Republic of Chile(c)
	2,262,000	3.500		01/25/50	2,299,323
Republic of Colombia
	1,374,000	4.500	(c)	03/15/29	1,499,807
	2,150,000	5.000	(c)	06/15/45	2,386,500
COP	9,885,400,000	6.000		04/28/28	3,028,052
	8,979,200,000	7.500		08/26/26	3,026,775
	12,783,000,000	7.750		09/18/30	4,412,119
	10,670,000,000	10.000		07/24/24	3,926,195
Republic of Costa Rica
	$839,000	4.250		01/26/23	830,086
	318,000	7.158		03/12/45	330,521
Republic of Egypt
	1,673,000	7.600		03/01/29	1,792,201
	820,000	8.500		01/31/47	895,850
	911,000	8.500		01/31/47	995,267
Republic of El Salvador
	1,565,000	7.375		12/01/19	1,580,161

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Gabon
	$400,000	6.375%		12/12/24	$ 396,750
Republic of Ghana
	397,000	7.875		03/26/27	419,828
	1,538,000	8.125	(a)	03/26/32	1,564,434
Republic of Guatemala(a)(c)
	1,100,000	4.900		06/01/30	1,144,687
Republic of Indonesia
	1,598,000	4.125		01/15/25	1,696,876
	1,000,000	4.450		02/11/24	1,067,500
	1,520,000	4.625		04/15/43	1,636,375
	825,000	4.750		01/08/26	905,437
IDR	21,090,000,000	7.000		05/15/27	1,473,005
	43,280,000,000	8.250		05/15/29	3,267,633
	86,301,000,000	8.375		09/15/26	6,524,370
	23,339,000,000	9.000		03/15/29	1,823,229
Republic of Iraq(c)
	$1,089,000	5.800		01/15/28	1,081,173
Republic of Ivory Coast(c)(d)
	1,161,600	5.750		12/31/32	1,137,279
Republic of Kenya(a)
	1,500,000	7.000		05/22/27	1,569,375
Republic of Korea
	1,700,000	2.000		06/19/24	1,688,318
	2,550,000	2.500		06/19/29	2,537,249
Republic of Lebanon
	535,000	6.000		01/27/23	442,880
	404,000	6.000		01/27/23	334,436
	992,000	6.100		10/04/22	837,620
	492,000	6.600		11/27/26	382,684
	1,079,000	6.650		11/03/28	829,144
Republic of Lithuania
	1,028,000	7.375		02/11/20	1,053,505
Republic of Namibia
	255,000	5.250		10/29/25	260,020
Republic of Nigeria
	975,000	8.747		01/21/31	1,102,055
Republic of Nigeria
	225,000	7.143		02/23/30	232,313
	1,445,000	7.875		02/16/32	1,535,312

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Panama
	$810,000	3.160	%(c)	01/23/30	$ 816,885
	1,169,000	3.870	(c)	07/23/60	1,171,922
	611,000	4.500		05/15/47	688,712
Republic of Peru
	2,466,000	2.844		06/20/30	2,478,330
PEN	3,210,000	5.400	(a)	08/12/34	1,025,220
	11,503,000	6.150	(a)	08/12/32	3,940,370
	1,939,000	6.900		08/12/37	712,669
	6,828,000	6.950		08/12/31	2,488,029
Republic of Philippines
	$948,000	3.750		01/14/29	1,038,356
	2,866,000	4.000		01/15/21	2,938,546
PHP	25,000,000	5.500		03/08/23	505,993
Republic of Poland
PLN	26,026,000	2.500		07/25/27	6,919,272
	$2,769,000	5.000		03/23/22	2,974,079
Republic of Qatar
	930,000	4.000	(a)	03/14/29	1,014,281
	505,000	4.000		03/14/29	550,766
	2,257,000	4.817		03/14/49	2,609,656
Republic of Romania
RON	10,655,000	4.250		06/28/23	2,526,165
	4,100,000	5.000		02/12/29	1,002,326
	6,590,000	5.850		04/26/23	1,650,003
	$1,468,000	6.750		02/07/22	1,610,671
Republic of Senegal
	200,000	6.250		07/30/24	218,063
	600,000	6.750		03/13/48	577,312
Republic of Serbia
	654,000	7.250		09/28/21	712,860

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of South Africa
	$200,000	4.850%		09/27/27	$ 201,938
	1,488,000	4.875		04/14/26	1,523,805
ZAR	81,800,000	6.500		02/28/41	3,986,437
	35,300,000	8.250		03/31/32	2,262,913
	93,625,000	8.500		01/31/37	5,844,051
	61,342,000	8.750		01/31/44	3,810,607
	75,754,467	8.750		02/28/48	4,693,522
	22,150,000	8.875		02/28/35	1,447,646
Republic of Sri Lanka
	$765,000	6.350	(a)	06/28/24	772,650
	2,561,000	6.850		11/03/25	2,606,618
Republic of Turkey
	757,000	5.125		02/17/28	692,182
	1,722,000	6.350		08/10/24	1,738,307
	2,135,000	7.625		04/26/29	2,245,086
TRY	5,525,000	10.500		08/11/27	782,568
	16,644,823	10.700		02/17/21	2,772,149
	9,888,100	11.000		03/02/22	1,605,200
	28,131,103	11.000		02/24/27	4,115,579
	2,350,000	16.200		06/14/23	430,125
Republic of Uruguay(c)
	$3,425,155	4.375		01/23/31	3,745,193
Republic of Venezuela(e)
	85,000	6.000		12/09/20	11,900
	190,000	7.000		03/31/38	26,600
	199,000	7.650		04/21/25	27,860
	110,000	7.750		10/13/19	15,400
	175,000	8.250		10/13/24	24,500
	203,000	9.000		05/07/23	28,420
Republic Of Venezuela(e)
	165,000	9.250		09/15/27	23,100

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Venezuela(e)
	$145,000	9.250%		05/07/28	$ 20,300
	152,000	9.375		01/13/34	21,280
	205,000	11.750		10/21/26	28,700
	205,000	11.950		08/05/31	28,700
	140,000	12.750		08/23/22	19,600
Republic of Zambia
	875,000	8.500		04/14/24	630,000
Russian Federation Bond
RUB	275,300,000	6.900		05/23/29	4,245,669
	200,400,000	7.050		01/19/28	3,147,112
	166,500,000	7.100		10/16/24	2,627,952
	168,576,000	7.750		09/16/26	2,747,989
	119,950,000	8.150		02/03/27	2,003,234
	154,700,000	8.500		09/17/31	2,671,663
Russian Foreign Bond - Eurobond
	$1,000,000	4.375		03/21/29	1,045,000
	1,800,000	5.100		03/28/35	1,953,900
	1,800,000	5.100		03/28/35	1,953,900
Saudi Government International Bond
	1,011,000	4.500		10/26/46	1,070,143
Thailand Government Bond
THB	22,488,000	2.125		12/17/26	744,315
	50,967,000	3.300		06/17/38	1,964,879
	120,800,000	3.400		06/17/36	4,681,329
Ukraine Government International Bond
UAH	19,600,000	0.000	(a)(b)	09/04/19	767,434
	18,520,000	0.000	(b)	09/04/19	725,147
	7,210,000	0.000	(b)	10/09/19	277,834
	12,100,000	0.000	(b)	10/16/19	464,798
	23,980,000	0.000	(b)	01/29/20	878,863
	$572,000	7.750		09/01/20	590,947
	271,000	7.750		09/01/21	283,737
	423,000	7.750		09/01/22	448,592

	Principal Amount	Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Ukraine Government International Bond – (continued)
	$454,000	7.750%	09/01/25	$ 480,332
	1,172,000	8.994	02/01/24	1,302,092
UAH	8,146,000	14.640	06/10/20	318,344
	7,354,000	17.250	09/30/20	293,392
United Mexican States
MXN	63,110,000	5.750	03/05/26	3,013,609
	91,200,000	7.500	06/03/27	4,768,173
	42,260,000	7.750	05/29/31	2,229,748
	67,450,000	7.750	11/13/42	3,463,023
	28,500,000	8.000	09/05/24	1,531,152
	61,850,000	8.500	11/18/38	3,426,576
	76,400,000	10.000	12/05/24	4,460,853

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $312,744,550)				$ 323,235,851

Corporate Obligations – 39.9%
Aerospace & Defense(c) – 0.6%
TransDigm, Inc.(a)
	$2,175,000	6.250%	03/15/26	$ 2,289,187
	2,040,000	7.500	03/15/27	2,147,100
Triumph Group, Inc.
	1,080,000	7.750	08/15/25	1,082,700

				5,518,987

Agriculture(a)(c) – 0.4%
JBS Investments II GmbH
	1,780,000	7.000	01/15/26	1,904,600
	523,000	5.750	01/15/28	530,866
Vector Group Ltd.
	575,000	6.125	02/01/25	544,094
	1,085,000	10.500	11/01/26	1,032,106

				4,011,666

Agriculture(c) – 0.1%
Jbs Investments Ii Gmbh Co.
	624,000	7.000	01/15/26	669,240

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – 0.9%
Adient US LLC(a)(c)
	$760,000	7.000%		05/15/26	$ 769,500
American Axle & Manufacturing, Inc.(c)
	1,150,000	6.250		04/01/25	1,152,875
Delphi Technologies PLC(a)
	2,025,000	5.000		10/01/25	1,776,937
IHO Verwaltungs GmbH(a)(c)(f)
(PIK 6.750%, Cash 6.000%)
	535,000	6.000		05/15/27	532,325
(PIK 7.125%, Cash 6.375%)
	535,000	6.375		05/15/29	526,975
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.(a)(c)
	1,700,000	8.500		05/15/27	1,727,625
Tenneco, Inc.(c)
EUR	735,000	5.000		07/15/24	788,569
Tesla, Inc.(a)(c)
	$1,079,000	5.300		08/15/25	942,776
Titan International, Inc.(c)
	635,000	6.500		11/30/23	553,244

					8,770,826

Banks – 1.8%
Banca Monte dei Paschi di Siena SpA(c)(g) (5 year EUR Swap + 5.005%)
EUR	469,000	5.375		01/18/28	340,065
Banco Santander SA(c)(g) (5 year EUR Swap + 4.097%)
	400,000	4.750		12/31/99	422,591
Bancolombia SA
	$680,000	5.125		09/11/22	715,062
Barclays PLC(c)(g)
(5 year CMT + 5.672%)
	930,000	8.000		12/31/99	976,468
(5 year USD Swap + 4.842%)
	2,100,000	7.750		09/15/49	2,143,613
Freedom Mortgage Corp.(a)(c)
	1,260,000	8.125		11/15/24	1,080,450
	2,298,000	8.250		04/15/25	2,002,132
Intesa Sanpaolo SpA
	1,100,000	5.710	(a)	01/15/26	1,128,875
(5 year EUR Swap + 7.192%)
EUR	900,000	7.750	(c)(g)	12/29/49	1,139,519
(5 year USD Swap + 5.462%)
	$500,000	7.700	(a)(c)(g)	12/29/49	498,750
Popular, Inc.(c)
	1,370,000	6.125		09/14/23	1,474,145
UniCredit SpA
	1,000,000	6.572	(a)	01/14/22	1,069,890
(5 Year USD ICE Swap + 3.703%)
	2,050,000	5.861	(a)(c)(g)	06/19/32	2,070,500
(5 year USD ICE Swap + 4.914%)
	760,000	7.296	(a)(c)(g)	04/02/34	843,600
(5 year USD Swap + 5.180%)
	850,000	8.000	%(c)(g)	04/03/49	854,250

					16,759,910

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(a)(c) – 0.2%
Norbord, Inc.
	$1,944,000	5.750%	07/15/27	$ 1,963,440

Chemicals(a)(c) – 1.0%
Alpha 3 B.V./Alpha US Bidco, Inc.
	1,400,000	6.250	02/01/25	1,382,500
Cornerstone Chemical Co.
	2,830,000	6.750	08/15/24	2,603,600
Neon Holdings, Inc.
	1,060,000	10.125	04/01/26	1,014,950
Rain CII Carbon LLC/CII Carbon Corp.
	2,650,000	7.250	04/01/25	2,510,875
Starfruit Finco B.V./Starfruit US Holdco LLC
	1,575,000	8.000	10/01/26	1,553,344
TPC Group, Inc.
	960,000	8.750	12/15/20	960,000

				10,025,269

Coal(a)(c) – 0.2%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.
	2,226,000	7.500	06/15/25	2,206,522

Commercial Services – 1.9%
AA Bond Co, Ltd.(c)
GBP	1,080,000	4.875	07/31/24	1,294,133
Adani Ports & Special Economic Zone Ltd.(a)
	$205,000	4.375	07/03/29	209,426
Algeco Global Finance PLC(c)
EUR	360,000	6.500	02/15/23	414,971
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(a)(c)
	$962,000	5.750	07/15/27	971,620
Capitol Investment Merger Sub 2 LLC(a)(c)
	1,244,000	10.000	08/01/24	1,279,765
Global A&T Electronics Ltd.(c)
	3,409,000	8.500	01/12/23	3,178,892
Herc Holdings, Inc.(a)(c)
	2,086,000	5.500	07/15/27	2,086,000
Laureate Education, Inc.(a)(c)
	1,350,000	8.250	05/01/25	1,468,125
Monitronics International, Inc.(c)(e)
	1,750,000	9.125	04/01/20	35,000
Refinitiv US Holdings, Inc.(a)(c)
	945,000	6.250	05/15/26	1,018,238
Team Health Holdings, Inc.(a)(c)
	650,000	6.375	02/01/25	533,000
United Rentals North America, Inc.(c)
	1,105,000	6.500	12/15/26	1,193,400
	1,507,000	5.250	01/15/30	1,540,908
Vantiv LLC/Vantiv Issuer Corp.(c)
GBP	540,000	3.875	11/15/25	689,200
Verisure Midholding AB(c)
EUR	1,260,000	5.750	12/01/23	1,438,367
Verscend Escrow Corp.(a)(c)
	$990,000	9.750	08/15/26	1,056,825

				18,407,870

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(c) – 0.2%
Banff Merger Sub, Inc.
EUR	700,000	8.375	(a)%	09/01/26	$ 671,420
	250,000	8.375		09/01/26	239,973
	$751,000	9.750	(a)	09/01/26	668,390

					1,579,783

Diversified Financial Services – 2.2%
Amigo Luxembourg SA(c)
GBP	440,000	7.625		01/15/24	548,702
Avation Capital SA(a)(c)
	$2,340,000	6.500		05/15/21	2,401,425
Bracken MidCo1 PLC(c)(f) (PIK 10.375%, Cash 8.875%)
GBP	900,000	8.875		10/15/23	1,027,606
Global Aircraft Leasing Co. Ltd.(a)(c)(f) (PIK 7.250%, Cash 6.500%)
	$2,623,000	6.500		09/15/24	2,606,648
Intercorp Peru Ltd.(a)(c)
	1,200,000	3.875		08/15/29	1,182,000
Jerrold Finco PLC(c)
GBP	850,000	6.125		01/15/24	1,039,256
Mulhacen Pte Ltd.(c)(f) (PIK 7.250%, Cash 6.500%)
EUR	1,476,263	6.500		08/01/23	1,513,291
Nationstar Mortgage Holdings, Inc.(a)(c)
	$1,000,000	8.125		07/15/23	1,035,000
	2,670,000	9.125		07/15/26	2,790,150
Springleaf Finance Corp.
	2,615,000	6.875		03/15/25	2,912,456
	2,565,000	7.125		03/15/26	2,872,800
Voyager Aviation Holdings LLC/Voyager Finance Co.(a)(c)
	1,500,000	8.500		08/15/21	1,552,500

					21,481,834

Electrical – 1.0%
Drax Finco PLC(a)(c)
	2,133,000	6.625		11/01/25	2,207,655
Eskom Holdings SOC Ltd.
	825,000	5.750		01/26/21	828,300
	390,000	6.750		08/06/23	400,940
	390,000	8.450		08/10/28	429,441
Mong Duong Finance Holdings B.V.(a)(c)
	850,000	5.125		05/07/29	855,313
NRG Energy, Inc.(c)
	1,440,000	7.250		05/15/26	1,555,200

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Talen Energy Supply LLC(a)(c)
	$1,321,000	7.250%	05/15/27	$ 1,304,487
	1,000,000	6.625	01/15/28	963,750
Vistra Operations Co. LLC(a)(c)
	1,215,000	5.500	09/01/26	1,272,712

				9,817,798

Energy – Exploration & Production(h) – 0.0%
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC
	700,000	10.000	06/01/20	—
	72,000	10.750	10/01/20	—
	300,000	9.250	06/01/21	—

				—

Energy-Alternate Sources – 0.1%
Tesla Energy Operations, Inc.
	625,000	1.625	11/01/19	613,548

Engineering & Construction – 0.6%
Bioceanico Sovereign Certificate Ltd.(a)(b)
	1,708,000	0.000	06/05/34	1,165,710
New Enterprise Stone & Lime Co., Inc.(a)(c)
	1,255,000	6.250	03/15/26	1,281,669
Tutor Perini Corp.(a)(c)
	1,665,000	6.875	05/01/25	1,635,862
Weekley Homes LLC/Weekley Finance Corp.(c)
	1,700,000	6.625	08/15/25	1,691,500

				5,774,741

Entertainment(c) – 1.8%
AMC Entertainment Holdings, Inc.
	1,020,000	5.875	11/15/26	924,375
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
	1,080,000	5.250	10/15/25	1,077,300
Churchill Downs, Inc.(a)
	1,078,000	5.500	04/01/27	1,129,205
Cirsa Finance International Sarl(a)
	1,510,000	7.875	12/20/23	1,596,825
EUR	860,000	4.750	05/22/25	1,006,857
Golden Entertainment, Inc.(a)
	$1,657,000	7.625	04/15/26	1,702,567
International Game Technology PLC(a)
	2,570,000	6.250	01/15/27	2,794,875
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.(a)
	845,000	6.125	08/15/21	857,675

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(c) – (continued)
Scientific Games International, Inc.
	807,000	10.000		12/01/22	$ 840,289
EUR	1,671,000	5.500%		02/15/26	1,819,776
	$1,780,000	8.250	(a)	03/15/26	1,902,375
Stars Group Holdings B.V./Stars Group US Co-Borrower LLC(a)
	945,000	7.000		07/15/26	995,794
Twin River Worldwide Holdings, Inc.(a)
	765,000	6.750		06/01/27	797,512

					17,445,425

Environmental(a)(c) – 0.2%
GFL Environmental, Inc.
	1,185,000	5.375		03/01/23	1,186,481
	500,000	8.500		05/01/27	546,875

					1,733,356

Food & Drug Retailing – 1.0%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC(c)
	1,870,000	5.750		03/15/25	1,907,400
	1,219,000	7.500	(a)	03/15/26	1,340,900
Alicorp SAA(a)
PEN	1,250,000	6.875		04/17/27	406,482
FAGE International SA/FAGE USA Dairy Industry, Inc.(a)(c)
	$65,000	5.625		08/15/26	56,469
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(a)(c)
	1,074,000	6.500		04/15/29	1,153,207
	1,662,000	5.500		01/15/30	1,662,000
New Albertsons LP
	645,000	8.700		05/01/30	648,225
Post Holdings, Inc.(a)(c)
	1,040,000	5.000		08/15/26	1,055,600
	1,650,000	5.500		12/15/29	1,666,500

					9,896,783

Forest Products&Paper(c) – 0.8%
Eldorado Intl. Finance GmbH
	3,000,000	8.625		06/16/21	3,131,250
Resolute Forest Products, Inc.
	2,974,000	5.875		05/15/23	2,988,870
Schweitzer-Mauduit International, Inc.(a)
	1,530,000	6.875		10/01/26	1,564,425

					7,684,545

Gaming(a)(c) – 0.2%
Station Casinos LLC
	1,465,000	5.000		10/01/25	1,483,313

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – 1.9%
Air Medical Group Holdings, Inc.(a)(c)
$1,900,000	6.375%		05/15/23	$ 1,729,000
Centene Corp.(a)(c)
1,235,000	5.375		06/01/26	1,301,381
Charles River Laboratories International, Inc.(a)(c)
755,000	5.500		04/01/26	800,300
CHS/Community Health Systems, Inc.(a)(c)
1,055,000	8.625		01/15/24	1,060,275
2,050,000	8.000		03/15/26	1,973,125
HCA, Inc.
675,000	7.500		02/15/22	747,562
900,000	5.250		04/15/25	991,125
133,000	7.690		06/15/25	156,275
RegionalCare Hospital Partners Holdings, Inc.(a)(c)
1,020,000	8.250		05/01/23	1,086,300
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)(c)
2,714,000	9.750		12/01/26	2,880,232
Tenet Healthcare Corp.
567,000	8.125		04/01/22	605,273
530,000	6.750		06/15/23	544,575
700,000	4.625	(c)	07/15/24	712,250
250,000	5.125	(c)	05/01/25	249,063
1,455,000	7.000	(c)	08/01/25	1,447,725
867,000	6.250	(a)(c)	02/01/27	897,345
WellCare Health Plans, Inc.(c)
820,000	5.250		04/01/25	850,750

				18,032,556

Home Builders(a)(c) – 0.4%
Mattamy Group Corp.
1,325,000	6.500		10/01/25	1,382,969
Taylor Morrison Communities, Inc.
2,160,000	5.875		06/15/27	2,246,400

				3,629,369

Insurance(a) – 0.4%
Fidelity & Guaranty Life Holdings, Inc.(c)
3,678,000	5.500		05/01/25	3,852,705
MGIC Investment Corp.
350,000	9.000		04/01/63	466,014

				4,318,719

Internet – 0.6%
Getty Images, Inc.(a)(c)
810,000	9.750		03/01/27	844,425
Match Group, Inc.(a)(c)
796,000	5.625		02/15/29	849,730

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Netflix, Inc.
	$975,000	5.875%	02/15/25	$ 1,062,750
EUR	1,531,000	3.875	11/15/29	1,818,522
Symantec Corp.(a)(c)
	$795,000	5.000	04/15/25	808,486

				5,383,913

Investment Companies – 0.2%
FS Energy & Power Fund(a)(c)
	1,050,000	7.500	08/15/23	1,068,375
MDC-GMTN B.V.
	788,000	3.750	04/19/29	836,590

				1,904,965

Iron/Steel – 0.8%
ArcelorMittal
	1,015,000	5.500	03/01/21	1,055,448
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(a)(c)
	2,459,000	8.750	07/15/26	2,545,065
Cleveland-Cliffs, Inc.(a)(c)
	1,530,000	5.875	06/01/27	1,535,208
Mineral Resources Ltd.(a)(c)
	2,770,000	8.125	05/01/27	2,894,650

				8,030,371

Leisure Time(a)(c) – 0.2%
LTF Merger Sub, Inc.
	950,000	8.500	06/15/23	973,750
Viking Cruises Ltd.
	1,000,000	6.250	05/15/25	1,030,000

				2,003,750

Lodging(c) – 0.5%
Diamond Resorts International, Inc.(a)
	1,420,000	10.750	09/01/24	1,370,300
Inn of the Mountain Gods Resort & Casino(f) (PIK 9.250% or Cash 9.250%)
	1,112,456	9.250	11/30/20	1,104,113
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.(a)
	1,960,000	5.875	05/15/25	1,945,300

				4,419,713

Machinery – Construction & Mining(a)(c) – 0.1%
Vertiv Group Corp.
	730,000	9.250	10/15/24	690,763

Media – 4.7%
Altice Financing SA(a)(c)
	2,420,000	7.500	05/15/26	2,528,900
Altice Finco SA(a)(c)
	1,290,000	7.625	02/15/25	1,264,200

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Altice Luxembourg SA(a)(c)
	$621,000	7.625%	02/15/25	$ 607,028
EUR	1,330,000	8.000	05/15/27	1,512,446
	$2,020,000	10.500	05/15/27	2,138,675
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(c)
	1,530,000	5.375	05/01/25	1,583,550
	1,903,000	5.375	06/01/29	1,969,605
Cengage Learning, Inc.(a)(c)
	1,040,000	9.500	06/15/24	980,200
CSC Holdings LLC(a)(c)
	2,700,000	7.500	04/01/28	2,980,125
	970,000	6.500	02/01/29	1,069,425
Cumulus Media New Holdings, Inc.(a)(c)
	1,599,000	6.750	07/01/26	1,626,982
DISH DBS Corp.
	1,030,000	5.000	03/15/23	993,950
	930,000	5.875	11/15/24	862,575
	600,000	7.750	07/01/26	585,000
Entercom Media Corp.(a)(c)
	715,000	7.250	11/01/24	746,281
Gray Television, Inc.(a)(c)
	1,906,000	7.000	05/15/27	2,077,540
iHeartCommunications, Inc.(c)
	216,446	6.375	05/01/26	230,515
	392,309	8.375	05/01/27	413,886
Liberty Interactive LLC(c)
	3,496,050	4.000	11/15/29	2,495,306
	894,197	3.750	02/15/30	634,880
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance(a)(c)
	225,000	7.875	05/15/24	203,063
Salem Media Group, Inc.(a)(c)
	1,585,000	6.750	06/01/24	1,386,875
Sinclair Television Group, Inc.(a)(c)
	600,000	5.625	08/01/24	617,250
	1,120,000	5.875	03/15/26	1,162,000
Summer BidCo B.V.(a)(c)(f) (PIK 9.750%, Cash 9.000%)
EUR	723,000	9.000	11/15/25	845,830
Telenet Finance Luxembourg Notes Sarl(a)(c)
	$1,000,000	5.500	03/01/28	1,012,500
The McClatchy Co.(a)(c)
	1,602,000	9.000	07/15/26	1,529,910
Unitymedia GmbH(c)
EUR	1,300,000	3.750	01/15/27	1,529,375

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
UPC Holding BV(c)
EUR	770,000	3.875%	06/15/29	$ 903,125
UPCB Finance IV Ltd.(a)(c)
	$1,030,000	5.375	01/15/25	1,055,750
UPCB Finance VII Ltd.(c)
EUR	550,000	3.625	06/15/29	648,736
Urban One, Inc.(a)(c)
	$2,665,000	7.375	04/15/22	2,678,325
Virgin Media Finance PLC(a)(c)
	1,450,000	5.750	01/15/25	1,504,375
Virgin Media Receivables Financing Notes I DAC(c)
GBP	800,000	5.500	09/15/24	1,000,675
Ziggo BV(a)(c)
	$1,550,000	5.500	01/15/27	1,582,937

				44,961,795

Media – Non Cable(e)(h) – 0.0%
Clear Channel Communications, Inc.
	375,000	9.000	12/15/19	—
	930,000	9.000	03/01/21	—

				—

Mining(c) – 1.1%
Eldorado Gold Corp.(a)
	2,625,000	9.500	06/01/24	2,703,750
First Quantum Minerals Ltd.(a)
	485,000	7.250	04/01/23	480,453
	1,330,000	6.500	03/01/24	1,273,683
	1,555,000	7.500	04/01/25	1,519,284
	445,000	6.875	03/01/26	420,525
Freeport-McMoRan, Inc.
	247,000	3.875	03/15/23	247,618
	1,550,000	5.450	03/15/43	1,435,687
KME AG
EUR	700,000	6.750	02/01/23	745,811
Mountain Province Diamonds, Inc.(a)
	$1,045,000	8.000	12/15/22	1,037,162
Northwest Acquisitions ULC/Dominion Finco, Inc.(a)
	1,260,000	7.125	11/01/22	856,800

				10,720,773

Miscellaneous Manufacturing(a)(c) – 0.2%
LSB Industries, Inc.
	1,540,000	9.625	05/01/23	1,613,150

Oil Field Services – 3.7%
Archrock Partners LP/Archrock Partners Finance Corp.(a)(c)
	774,000	6.875	04/01/27	814,635
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)(c)
	899,000	7.000	11/01/26	719,200
Bruin E&P Partners LLC(a)(c)
	660,000	8.875	08/01/23	495,000

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
California Resources Corp.(a)(c)
$775,000	8.000%		12/15/22	$ 538,625
Chesapeake Energy Corp.(c)
935,000	7.500		10/01/26	731,637
Citgo Holding, Inc.(a)(c)
478,000	9.250		08/01/24	497,718
CNOOC Curtis Funding No. 1 Pty Ltd.
1,000,000	4.500		10/03/23	1,069,687
Diamond Offshore Drilling, Inc.(c)
520,000	7.875		08/15/25	492,700
Ecopetrol SA
797,000	5.875		09/18/23	888,655
Empresa Nacional del Petroleo
1,400,000	4.750		12/06/21	1,463,000
Energy Ventures Gom LLC/EnVen Finance Corp.(a)(c)
479,000	11.000		02/15/23	513,728
Ensco Rowan PLC(c)
350,000	5.750		10/01/44	199,500
EP Energy LLC/Everest Acquisition Finance, Inc.(a)(c)
790,000	7.750		05/15/26	705,075
Extraction Oil & Gas, Inc.(a)(c)
1,940,000	5.625		02/01/26	1,425,900
Gulfport Energy Corp.(c)
363,000	6.375		05/15/25	275,880
664,000	6.375		01/15/26	502,980
Halcon Resources Corp.(c)
1,045,000	6.750		02/15/25	177,650
KazMunayGas National Co. JSC
1,428,000	3.875		04/19/22	1,464,414
KCA Deutag UK Finance PLC(a)(c)
775,000	9.875		04/01/22	536,687
220,000	9.625		04/01/23	149,600
MEG Energy Corp.(a)(c)
650,000	7.000		03/31/24	619,125
Noble Holding International Ltd.(c)
895,000	7.750		01/15/24	702,575
780,000	7.875	(a)	02/01/26	667,875
670,000	8.950		04/01/45	420,405
Petrobras Global Finance B.V.
1,053,000	5.999		01/27/28	1,150,929
2,120,000	6.900		03/19/49	2,373,645
Petroleos de Venezuela SA(e)
700,000	6.000		11/15/26	98,000
Petroleos Mexicanos
319,000	4.875		01/24/22	321,488
2,471,000	6.500		01/23/29	2,410,924
862,000	6.350		02/12/48	756,405
Pride International LLC
230,000	7.875		08/15/40	155,250

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Rowan Cos., Inc.(c)
	$1,231,000	7.375%		06/15/25	$ 929,405
	85,000	5.400		12/01/42	49,300
	350,000	5.850		01/15/44	204,750
Saudi Arabian Oil Co.
	1,521,000	4.250		04/16/39	1,574,045
	896,000	4.250	(a)	04/16/39	927,248
	1,074,000	4.375		04/16/49	1,108,502
SM Energy Co.(c)
	1,197,000	5.625		06/01/25	1,035,405
The Oil and Gas Holding Co. BSCC
	973,000	7.500		10/25/27	1,080,760
Transocean, Inc.
	1,290,000	7.500		04/15/31	1,064,250
USA Compression Partners LP/USA Compression Finance Corp.(c)
	1,525,000	6.875		04/01/26	1,586,000
	734,000	6.875	(a)	09/01/27	763,360
Weatherford International Ltd.(c)(e)
	480,000	9.875		02/15/24	220,800
	450,000	5.950		04/15/42	198,000
YPF SA(a)(c)
	1,337,000	8.500		06/27/29	1,290,873

					35,371,590

Packaging(a)(c) – 0.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
	1,560,000	4.625		05/15/23	1,599,000
	340,000	4.125		08/15/26	340,425
	240,000	5.250		08/15/27	238,800
Intertape Polymer Group, Inc.
	735,000	7.000		10/15/26	764,400
Klabin Austria GmbH
	1,090,000	5.750		04/03/29	1,148,247
Trivium Packaging Finance B.V.
EUR	508,000	3.750		08/15/26	582,601
	$612,000	5.500		08/15/26	631,125
	380,000	8.500		08/15/27	400,900

					5,705,498

Pharmaceuticals – 0.8%
Bausch Health Americas, Inc.(a)(c)
	1,940,000	9.250		04/01/26	2,167,950
	1,500,000	8.500		01/31/27	1,653,750

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Endo Dac/Endo Finance LLC/Endo Finco, Inc.(a)(c)
	$675,000	6.000%	07/15/23	$ 432,000
Nidda Healthcare Holding GmbH(a)(c)
EUR	665,000	3.500	09/30/24	763,776
Par Pharmaceutical, Inc.(a)(c)
	$800,000	7.500	04/01/27	722,000
Rossini Sarl(a)(c)
EUR	790,000	6.750	10/30/25	944,204
Teva Pharmaceutical Finance Netherlands III BV
	$1,105,000	3.150	10/01/26	861,900

				7,545,580

Pipelines – 1.3%
Cheniere Corpus Christi Holdings LLC(c)
	315,000	7.000	06/30/24	358,312
	645,000	5.125	06/30/27	701,437
CNX Midstream Partners LP/CNX Midstream Finance Corp.(a)(c)
	1,675,000	6.500	03/15/26	1,591,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.(c)
	980,000	5.750	04/01/25	992,250
DCP Midstream Operating LP
	375,000	8.125	08/16/30	476,250
EnLink Midstream LLC(c)
	2,085,000	5.375	06/01/29	2,151,618
Global Partners LP/GLP Finance Corp.(a)(c)
	564,000	7.000	08/01/27	565,410
KazTransGas JSC
	1,895,000	4.375	09/26/27	1,966,655
NuStar Logistics LP(c)
	994,000	6.000	06/01/26	1,043,700
SemGroup Corp./Rose Rock Finance Corp.(c)
	925,000	5.625	07/15/22	909,969
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(c)
	1,250,000	5.375	02/01/27	1,293,750

				12,050,601

Real Estate – 1.0%
China Evergrande Group(c)
	1,690,000	8.250	03/23/22	1,637,188
Easy Tactic Ltd.(c)
	1,170,000	8.625	02/27/24	1,203,272
Haya Finance 2017 SA(c)
EUR	234,000	5.250	11/15/22	215,776
Realogy Group LLC/Realogy Co-Issuer Corp.(a)(c)
	$1,865,000	4.875	06/01/23	1,575,925
Sunac China Holdings, Ltd.(c)
	1,620,000	8.350	04/19/23	1,665,562
WeWork Cos., Inc.(a)
	3,043,000	7.875	05/01/25	2,951,710

				9,249,433

Real Estate Investment Trust(c) – 0.1%
CTR Partnership LP/CareTrust Capital Corp.
	1,020,000	5.250	06/01/25	1,053,150
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(a)
	180,000	7.125	12/15/24	155,250

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(c) – (continued)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
$125,000	6.000%		04/15/23	$ 118,906

				1,327,306

Retailing – 1.1%
1011778 BC ULC/New Red Finance, Inc.(a)(c)
645,000	4.250		05/15/24	660,319
1,263,000	5.000		10/15/25	1,289,839
Carvana Co.(a)(c)
1,120,000	8.875		10/01/23	1,117,200
Guitar Center Escrow Issuer, Inc.(a)(c)
1,545,000	9.500		10/15/21	1,471,612
Guitar Center, Inc.(a)(c)(f) (PIK 8.000%, Cash 5.000%)
1,784,257	13.000		04/15/22	1,458,630
JC Penney Corp., Inc.
1,255,000	6.375		10/15/36	301,200
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)(c)
820,000	4.750		06/01/27	837,425
L Brands, Inc.(c)
516,000	7.500		06/15/29	518,580
Neiman Marcus Group Ltd. LLC(a)(c)
605,000	8.000		10/15/21	411,400
Rite Aid Corp.
1,035,000	6.125	(a)(c)	04/01/23	873,281
835,000	7.700		02/15/27	517,700
390,000	6.875	(a)	12/15/28	230,100
Yum! Brands, Inc.
615,000	6.875		11/15/37	665,738

				10,353,024

Semiconductors(a)(c) – 0.1%
Broadcom, Inc.
938,000	4.750		04/15/29	956,516

Software(a)(c) – 0.5%
Ascend Learning LLC
566,000	6.875		08/01/25	585,810
Blackboard, Inc.
1,173,000	9.750		10/15/21	1,137,810
Rackspace Hosting, Inc.
2,635,000	8.625		11/15/24	2,411,025
SS&C Technologies, Inc.
1,101,000	5.500		09/30/27	1,145,040

				5,279,685

Sovereign – 0.4%
1MDB Global Investments Ltd.
1,000,000	4.400		03/09/23	967,813
Malaysia Sukuk Global Bhd
2,411,000	3.179		04/27/26	2,485,590

				3,453,403

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – 3.5%
Altice France SA(a)(c)
	$584,000	6.250%		05/15/24	$ 601,520
	2,805,000	7.375		05/01/26	2,959,275
	1,100,000	8.125		02/01/27	1,197,625
CenturyLink, Inc.
	155,000	6.750		12/01/23	167,013
	670,000	5.625	(c)	04/01/25	676,700
CommScope, Inc.(a)(c)
	2,450,000	8.250		03/01/27	2,416,312
Digicel Ltd.(a)(c)
	1,250,000	6.000		04/15/21	859,375
	210,000	6.750		03/01/23	100,997
Frontier Communications Corp.
	660,000	6.250	(c)	09/15/21	414,150
	575,000	10.500	(c)	09/15/22	359,375
	1,060,000	7.125		01/15/23	630,700
	915,000	6.875	(c)	01/15/25	503,250
	1,306,000	8.500	(a)(c)	04/01/26	1,274,982
	1,810,000	8.000	(a)(c)	04/01/27	1,886,925
Intelsat Jackson Holdings SA(c)
	350,000	5.500		08/01/23	322,438
	2,080,000	8.500	(a)	10/15/24	2,090,400
	1,230,000	9.750	(a)	07/15/25	1,273,050
Intelsat Luxembourg SA(c)
	260,000	8.125		06/01/23	208,650
SoftBank Group Corp.(c)
EUR	720,000	4.000		09/19/29	861,154
Sprint Capital Corp.
	$920,000	8.750		03/15/32	1,143,100
Sprint Corp.
	1,990,000	7.875		09/15/23	2,216,362
	350,000	7.125		06/15/24	382,375
	1,412,000	7.625	(c)	02/15/25	1,567,320
T-Mobile USA, Inc.(c)
	715,000	4.750		02/01/28	734,663
Telecom Italia Capital SA
	2,645,000	6.000		09/30/34	2,681,369
Telecom Italia Finance SA
EUR	715,000	7.750		01/24/33	1,153,437
Telecom Italia SpA(a)
	$1,515,000	5.303		05/30/24	1,600,219

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Telefonica del Peru SAA(a)
PEN	6,350,000	7.375%	04/10/27	$ 2,037,536
Telesat Canada/Telesat LLC(a)(c)
	$650,000	8.875	11/15/24	702,000
Windstream Services LLC/Windstream Finance Corp.(a)(c)(e)
	150,000	10.500	06/30/24	105,000
	250,000	9.000	06/30/25	165,000

				33,292,272

Textiles(a)(c) – 0.2%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC
	1,918,000	7.500	05/01/25	1,805,318

Transportation(a)(c) – 0.1%
The Kenan Advantage Group, Inc.
	750,000	7.875	07/31/23	678,750

Trucking & Leasing(a)(c) – 0.2%
DAE Funding LLC
	1,250,000	4.000	08/01/20	1,257,812
Fortress Transportation & Infrastructure Investors LLC
	750,000	6.750	03/15/22	781,875
	245,000	6.500	10/01/25	253,269

				2,292,956

TOTAL CORPORATE OBLIGATIONS (Cost $381,922,111)				$380,916,625

Bank Loans(i) – 19.0%
Advertising(g) – 0.1%
Outfront Media Capital LLC (1M LIBOR + 2.000%)
	$925,373	4.213%	03/18/24	$926,817

Aerospace & Defense(g) – 0.2%
Blackstone CQP Holding Co. LP (3M LIBOR + 3.500%)
	500,000	5.887	09/30/24	501,875
Sequa Corp. (3M LIBOR + 5.000%)
	442,246	7.187	11/28/21	436,302
Sequa Mezzanine Holdings LLC (3M LIBOR + 9.000%)
	201,082	11.266	04/28/22	194,547
TransDigm, Inc. (3M LIBOR + 2.500%)
	496,244	4.830	06/09/23	493,376

				1,626,100

Airlines(g) – 0.2%
American Airlines, Inc.
(1M LIBOR + 2.000%)
	750,000	4.201	10/12/21	749,378
(1M LIBOR + 2.000%)
	1,155,624	4.241	04/28/23	1,150,424
United Airlines, Inc. (1M LIBOR + 1.750%)
	494,937	3.984	04/01/24	493,699

				2,393,501

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Automotive - Parts(g) – 0.8%
Capital Automotive LP (1M LIBOR + 2.500%)
$1,490,450	4.740%	03/24/24	$1,486,992
Evergreen Skills Lux S.a.r.l. (6M LIBOR + 4.750%)
991,661	6.946	04/28/21	836,714
Gates Global LLC (1M LIBOR + 2.750%)
989,981	4.984	04/01/24	985,209
Jaguar Holding Company II (1M LIBOR + 2.500%)
2,682,804	4.734	08/18/22	2,677,063
Navistar International Corp. (1M LIBOR + 3.500%)
492,500	5.700	11/06/24	493,426
Panther BF Aggregator 2 LP (1M LIBOR + 3.500%)
750,000	5.734	04/30/26	749,535

			7,228,939

Building Materials(g) – 0.1%
Quikrete Holdings, Inc. (1M LIBOR + 2.750%)
618,805	4.984	11/15/23	613,217

Chemicals(g) – 0.1%
H.B. Fuller Co. (1M LIBOR + 2.000%)
711,847	4.272	10/20/24	707,398

Commercial Services(g) – 0.1%
Monitronics International, Inc. (3M LIBOR + 4.500%)
196,970	9.750	09/30/22	185,522
Wand NewCo 3, Inc. (1M LIBOR + 3.500%)
500,000	5.713	02/05/26	502,750

			688,272

Consumer Cyclical Services(g) – 0.2%
Compuware Corp. (1M LIBOR + 4.000%)
748,120	6.234	08/22/25	749,991
Equinox Holdings, Inc. (1M LIBOR + 3.000%)
1,246,827	5.234	03/08/24	1,248,161

			1,998,152

Consumer Cyclical Services - Business(g) – 0.0%
Prime Security Services Borrower LLC (1M LIBOR + 2.750%)
343,659	4.984	05/02/22	343,065

Consumer Noncyclical – 0.4%
Coty, Inc.(j)
857,327	0.000	04/05/23	816,604
Jacobs Douwe Egberts International BV(g) (1M LIBOR + 2.000%)
1,305,853	4.250	11/01/25	1,304,221
Lifescan Global Corp.(g) (3M LIBOR + 6.000%)
1,561,188	8.660	10/01/24	1,486,376
NeuStar, Inc.(g) (1M LIBOR + 8.000%)
224,563	10.234	08/08/25	211,651

			3,818,852

Consumer Products - Household & Leisure(g) – 0.2%
Coty, Inc. (1M LIBOR + 2.250%)
132,673	4.463	04/07/25	127,919
Revlon Consumer Products Corp. (3M LIBOR + 0.000%)
2,028,851	6.022%	09/07/23	1,646,758

			1,774,677

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Consumer Products – Non Durable(g) – 0.1%
Alphabet Holding Co., Inc. (1M LIBOR + 3.500%)
$247,481	5.734%	09/26/24	$ 233,870
KIK Custom Products, Inc. (3M LIBOR + 4.000%)
500,000	6.256	05/15/23	467,875

			701,745

Distribution & Wholesale(g) – 0.0%
American Tire Distributors Holdings, Inc. (1M LIBOR + 7.500%)
392,579	9.734	09/02/24	357,494

Electrical(g) – 0.0%
Vistra Energy Corp. (1M LIBOR + 2.000%)
445,625	4.314	12/31/25	446,262

Energy(g) – 0.2%
Epic Y-Grade Services, LP (1M LIBOR + 5.500%)
1,125,155	7.734	06/13/24	1,094,213
Peabody Energy Corp. (1M LIBOR + 2.750%)
493,750	4.984	03/31/25	491,898

			1,586,111

Energy – Exploration & Production(g) – 0.2%
Fieldwood Energy LLC
(3M LIBOR + 5.250%)
901,985	7.506	04/11/22	827,292
(3M LIBOR + 7.250%)
1,737,440	9.506	04/11/23	1,423,467

			2,250,759

Entertainment(g) – 0.7%
AMC Entertainment Holdings, Inc. (6M LIBOR + 3.000%)
1,246,875	5.230	04/22/26	1,247,760
Delta 2 (LUX) S.A.R.L. (1M LIBOR + 2.500%)
1,250,000	4.734	02/01/24	1,233,263
East Valley Tourist Development Authority (1M LIBOR + 8.000%)
198,491	10.234	09/30/20	196,506
LTF Merger Sub, Inc. (3M LIBOR + 2.750%)
1,489,943	5.272	06/10/22	1,488,289
PCI Gaming Authority (1M LIBOR + 3.000%)
500,000	5.234	05/29/26	503,305
The Stars Group Holdings B.V. (3M LIBOR + 3.500%)
2,317,798	5.830	07/10/25	2,324,751

			6,993,874

Entertainment & Leisure(g) – 0.1%
Intrawest Resorts Holdings, Inc. (1M LIBOR + 3.000%)
1,000,000	5.234	07/31/24	999,580

Environmental(g) – 0.1%
Advanced Disposal Services, Inc. (1 Week LIBOR + 2.250%)
1,423,658	4.389	11/10/23	1,425,978

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Financial Services – 0.3%
RPI Finance Trust(g) (1M LIBOR + 2.000%)
$2,443,627	4.234%		03/27/23	$ 2,455,845
Walter Investment Management Corp.(j)
466,354	0.000		06/30/22	173,717

				2,629,562

Food & Beverage(g) – 0.3%
8th Avenue Food & Provisions, Inc. (1M LIBOR + 3.750%)
497,500	5.963		10/01/25	499,057
US Foods, Inc. (1M LIBOR + 2.000%)
2,732,779	4.234		06/27/23	2,727,887

				3,226,944

Food & Drug Retailers(g) – 0.1%
Albertsons LLC
(1M LIBOR + 3.000%)
619,674	5.234		06/22/23	620,511
(3M LIBOR + 3.000%)
498,728	5.311		12/21/22	499,575

				1,120,086

Gaming(g) – 0.6%
Caesars Resort Collection LLC (1M LIBOR + 2.750%)
2,231,835	4.984		12/22/24	2,212,664
Mashantucket (Western) Pequot Tribe (1M LIBOR + 8.125%)
1,503,755	10.359		06/30/20	1,492,477
Scientific Games International, Inc. (1M LIBOR + 2.750%)
1,976,237	4.984		08/14/24	1,964,202

				5,669,343

Health Care - Medical Products – 0.4%
Carestream Dental Equiment, Inc(g) (1M LIBOR + 3.250%)
343,875	5.484		09/01/24	336,998
Carestream Health, Inc.
2,847,893	0.000	(j)	02/28/21	2,730,417
(1M LIBOR + 8.500%)
193,550	10.734	(g)	12/07/19	189,679
MedPlast Holdings, Inc.(g) (3M LIBOR + 3.750%)
118,818	6.080		07/02/25	117,927
Vyaire Medical, Inc.(g) (3M LIBOR + 4.750%)
549,964	7.070		04/16/25	506,654

				3,881,675

Health Care - Pharmaceuticals(g) – 0.7%
Concordia International Corp. (1M LIBOR + 4.250%)
1,268,680	6.326		10/21/21	1,230,391
Grifols Worldwide Operations USA, Inc. (1 Week LIBOR + 2.250%)
1,683,410	4.389		01/31/25	1,686,996
Valeant Pharmaceuticals International, Inc. (1M LIBOR + 3.000%)
3,689,135	5.201		06/02/25	3,701,125

				6,618,512

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Health Care - Services – 1.4%
AHP Health Partners, Inc.(g) (1M LIBOR + 4.500%)
$595,870	6.734%	06/30/25	$ 596,615
Air Medical Group Holdings, Inc.(g) (1M LIBOR + 3.250%)
74,163	5.564%	04/28/22	71,753
Air Methods Corp.(g) (3M LIBOR + 3.500%)
249,364	5.830	04/21/24	209,466
Change Healthcare Holdings LLC(g) (1M LIBOR + 2.500%)
1,661,287	4.734	03/01/24	1,656,868
DaVita HealthCare Partners, Inc.(j)
181,748	0.000	06/24/21	181,554
Gentiva Health Services, Inc.(g) (1M LIBOR + 3.750%)
2,075,765	6.000	07/02/25	2,086,143
HCA, Inc.(g) (3M LIBOR + 1.750%)
896,660	4.080	03/17/23	898,229
IQVIA, Inc.(g) (2M LIBOR + 1.750%)
744,370	4.008	06/11/25	743,708
Parexel International Corp.(g) (1M LIBOR + 2.750%)
1,350,175	4.984	09/27/24	1,302,082
Phoenix Guarantor, Inc.(j)
500,000	0.000	03/05/26	502,125
Quorum Health Corp.(g) (3M LIBOR + 6.750%)
70,278	9.006	04/29/22	69,384
RegionalCare Hospital Partners Holdings, Inc.(g) (3M LIBOR + 4.500%)
1,994,987	6.769	11/17/25	2,005,960
Select Medical Corp.(g) (3M LIBOR + 2.500%)
1,250,000	4.850	03/06/25	1,246,100
Team Health Holdings, Inc.(g) (1M LIBOR + 2.750%)
1,268,985	4.984	02/06/24	1,108,243
Verscend Holding Corp.(g) (1M LIBOR + 4.500%)
276,580	6.734	08/27/25	277,703

			12,955,933

Health Care Providers & Services(g) – 0.2%
Envision Healthcare Corp. (1M LIBOR + 3.750%)
2,440,861	5.984	10/10/25	2,092,525

Hotels, Restaurants & Leisure(g) – 0.2%
Caesars Entertainment Operating Co., Inc. (1M LIBOR + 2.000%)
1,488,086	4.234	10/06/24	1,483,993

Internet(g) – 0.1%
Getty Images, Inc. (1M LIBOR + 4.500%)
1,046,122	6.750	02/19/26	1,042,722

Lodging(g) – 0.3%
Boyd Gaming Corp. (1 Week LIBOR + 2.250%)
1,448,523	4.392	09/15/23	1,447,436
Station Casinos LLC (1M LIBOR + 2.500%)
1,241,638	4.740	06/08/23	1,243,265

			2,690,701

Machinery – Diversified(g) – 0.1%
Gardner Denver, Inc. (1M LIBOR + 2.750%)
815,133	4.984	07/30/24	816,649
North American Lifting Holdings, Inc. (3M LIBOR + 4.500%)
592,821	6.830	11/27/20	551,620

			1,368,269

	Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(i) – (continued)
Media(g) – 1.0%
CSC Holdings LLC
(1M LIBOR + 2.250%)
	$492,443	4.445%		07/17/25	$ 490,597
(1M LIBOR + 2.500%)
	997,475	4.695%		01/25/26	996,228
Cumulus Media Holdings, Inc. (1M LIBOR + 4.500%)
	1,202,847	6.740		05/15/22	1,210,365
Gray Television, Inc. (3M LIBOR + 2.500%)
	748,120	4.832		01/02/26	749,586
iHeartCommunications, Inc. (1M LIBOR + 4.000%)
	4,446,952	6.230		05/01/26	4,476,835
Sinclair Television Group, Inc. (1M LIBOR + 2.250%)
	1,241,753	4.490		01/03/24	1,238,959

					9,162,570

Media - Broadcasting & Radio(g) – 0.5%
Communications Sales & Leasing, Inc. (1M LIBOR + 5.000%)
	2,006,336	7.234		10/24/22	1,949,376
Meredith Corp. (1M LIBOR + 2.750%)
	376,180	4.984		01/31/25	377,169
Metro-Goldwyn-Mayer, Inc. (1M LIBOR + 2.500%)
	745,622	4.740		07/03/25	741,894
Nexstar Broadcasting, Inc. (1M LIBOR + 2.250%)
	792,903	4.491		01/17/24	788,938
Radio One, Inc. (1M LIBOR + 4.000%)
	501,585	6.240		04/18/23	480,583
Tribune Media Co. (1M LIBOR + 3.000%)
	342,824	5.234		12/27/20	342,395

					4,680,355

Media - Cable(g) – 0.3%
Charter Communications Operating LLC (3M LIBOR + 2.000%)
	2,175,183	4.330		04/30/25	2,178,403
Ziggo Secured Finance BV (1M LIBOR + 2.500%)
	500,000	4.695		04/15/25	496,735

					2,675,138

Media - Non Cable – 0.9%
Advantage Sales & Marketing, Inc.
379,704		0.000	(j)	07/25/21	350,634
(3M LIBOR + 3.250%)
560,997		5.580	(g)	07/23/21	519,225
CBS Radio, Inc.(g) (1M LIBOR + 2.750%)
	667,744	4.991		11/18/24	666,355
Cengage Learning Acquisitions, Inc.(g) (1M LIBOR + 4.250%)
	2,775,918	6.484		06/07/23	2,671,377
Houghton Mifflin Harcourt Publishing Co.(g) (1M LIBOR + 3.000%)
	1,285,922	5.234		05/31/21	1,229,123
McGraw-Hill Global Education Holdings LLC(g) (1M LIBOR + 4.000%)
	2,596,201	6.234		05/04/22	2,481,007
Mission Broadcasting, Inc.(g) (1M LIBOR + 2.250%)
	157,952	4.480		01/17/24	157,162
Nielsen Finance LLC(g) (1M LIBOR + 2.000%)
	996,811	4.211		10/04/23	994,678

					9,069,561

Metals & Mining(g) – 0.0%
Unimin Corp. (3M LIBOR + 4.000%)
	129,862	6.313		06/01/25	110,382

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Noncaptive – Financial(g) – 0.2%
Avolon TLB Borrower 1 (US) LLC (1M LIBOR + 1.750%)
$1,500,000	4.022%	01/15/25	$ 1,503,045

Oil & Gas Services(g) – 0.2%
Delek US Holdings, Inc. (3M LIBOR + 2.250%)
498,741	4.580	03/31/25	498,327
EG Finco Ltd. (3M LIBOR + 4.000%)
545,620	6.330	02/07/25	539,651
McDermott Technology Americas, Inc. (1M LIBOR + 5.000%)
951,696	7.234	05/09/25	907,443

			1,945,421

Oil Field Services(g) – 0.0%
California Resources Corp. (1M LIBOR + 4.750%)
250,000	6.991	12/31/22	237,875

Packaging(g) – 0.3%
Berry Global, Inc.
(1M LIBOR + 2.250%)
1,000,000	4.451	10/01/22	999,320
(1M LIBOR + 2.500%)
500,000	4.701	07/01/26	499,325
Reynolds Group Holdings, Inc. (1M LIBOR + 2.750%)
1,125,967	4.984	02/05/23	1,125,202

			2,623,847

Pharmaceuticals(g) – 0.1%
Alphabet Holding Co., Inc. (1M LIBOR + 7.750%)
350,000	9.984	09/26/25	309,050
Patterson Medical Holdings, Inc. (2M LIBOR + 4.750%)
793,003	7.008	08/28/22	757,318

			1,066,368

Pipelines(g) – 0.0%
Traverse Midstream Partners LLC (2M LIBOR + 4.000%)
217,109	6.260	09/27/24	212,116

Real Estate(g) – 0.1%
MGM Growth Properties LLC (1M LIBOR + 2.000%)
745,510	4.234	03/21/25	745,353
Realogy Corp. (1M LIBOR + 2.250%)
492,500	4.522	02/08/25	468,121

			1,213,474

Real Estate Investment Trust(g) – 0.1%
Brookfield Property REIT, Inc. (1M LIBOR + 2.500%)
545,875	4.734	08/27/25	534,881

Restaurants(g) – 0.5%
1011778 B.C. Unlimited Liability Co. (1M LIBOR + 2.250%)
4,959,181	4.484	02/16/24	4,957,942

Retailers(g) – 0.6%
Academy Ltd. (1M LIBOR + 4.000%)
3,076,106	6.402	07/01/22	2,143,461
Belk, Inc. (1M LIBOR + 4.750%)
685,942	6.944	12/12/22	554,632

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Retailers(g) – (continued)
Neiman Marcus Group Ltd., Inc. (1M LIBOR + 3.250%)
$425,121	8.880%	10/25/20	$ 364,452
Petco Animal Supplies, Inc. (3M LIBOR + 3.250%)
597,575	5.506	01/26/23	462,051
PetSmart, Inc. (1M LIBOR + 4.000%)
1,828,071	6.210	03/11/22	1,793,594
Serta Simmons Bedding LLC
(1M LIBOR + 3.500%)
672,900	5.701	11/08/23	458,534
(1M LIBOR + 8.000%)
156,560	10.314	11/08/24	70,322

			5,847,046

Semiconductors(g) – 0.0%
Bright Bidco BV (3M LIBOR + 3.500%)
122,212	5.830	06/30/24	81,461

Services Cyclical – Business Services(g) – 0.4%
Global Payments, Inc. (1M LIBOR + 1.750%)
497,500	3.984	10/17/25	497,346
Tempo Acquisition LLC (1M LIBOR + 3.000%)
490,000	5.234	05/01/24	490,612
Trans Union LLC (1M LIBOR + 2.000%)
1,682,679	4.234	04/10/23	1,686,095
Travelport Finance S.a.r.l. (3M LIBOR + 5.000%)
750,000	7.541	05/29/26	728,085

			3,402,138

Software(g) – 0.2%
Rackspace Hosting, Inc. (3M LIBOR + 3.000%)
1,744,538	5.287	11/03/23	1,615,442

Technology – Hardware(g) – 0.2%
CommScope, Inc. (1M LIBOR + 3.250%)
1,750,000	5.484	04/06/26	1,750,438

Technology – Software(g) – 0.1%
Epicor Software Corp. (1M LIBOR + 3.250%)
698,461	5.490	06/01/22	696,568
Kronos, Inc. (3M LIBOR + 3.500%)
500,000	5.253	11/01/23	500,090

			1,196,658

Technology – Software/Services(g) – 2.4%
Almonde, Inc.
(1M LIBOR + 3.500%)
1,247,329	5.734	06/13/24	1,222,857
(1M LIBOR + 7.250%)
811,134	9.446	06/13/25	804,475
Blackboard, Inc. (3M LIBOR + 5.000%)
622,867	7.300	06/30/21	619,622
BMC Software Finance, Inc. (3M LIBOR + 4.250%)
1,414,874	6.580	10/02/25	1,359,877
Ceridian HCM Holding, Inc. (1M LIBOR + 3.000%)
744,375	5.234	04/30/25	748,566
Dell, Inc. (1M LIBOR + 2.000%)
2,664,177	4.240	09/07/23	2,670,438
Dynatrace LLC (1M LIBOR + 2.750%)
750,000	4.984	08/22/25	750,000

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Technology – Software/Services(g) – (continued)
Greeneden U.S. Holdings II, LLC (1M LIBOR + 3.250%)
$992,259	5.484%	12/01/23	$ 986,236
Infor (US), Inc. (3M LIBOR + 2.750%)
2,241,787	5.080	02/01/22	2,241,384
Informatica Corp. (1M LIBOR + 3.250%)
1,339,817	5.484	08/05/22	1,345,177
MA FinanceCo. LLC
(1M LIBOR + 2.250%)
734,778	4.484	11/19/21	732,941
(1M LIBOR + 2.500%)
185,601	4.734	06/21/24	184,054
Mavenir Systems, Inc. (3M LIBOR + 6.000%)
593,985	8.340	05/08/25	592,500
McAfee LLC (1M LIBOR + 3.750%)
498,744	5.991	09/30/24	498,464
Perforce Software, Inc. (1M LIBOR + 4.500%)
250,000	6.734	07/01/26	249,220
Seattle SpinCo, Inc. (1M LIBOR + 2.500%)
1,253,406	4.734	06/21/24	1,242,966
Sophia L.P. (3M LIBOR + 3.250%)
977,566	5.580	09/30/22	977,361
SS&C Technologies Holdings Europe S.a.r.l. (1M LIBOR + 2.250%)
672,728	4.484	04/16/25	672,311
SS&C Technologies, Inc. (1M LIBOR + 2.250%)
988,090	4.484	04/16/25	987,477
Syniverse Holdings, Inc. (1M LIBOR + 5.000%)
3,427,435	7.195	03/09/23	3,132,675
Western Digital Corp. (3M LIBOR + 1.750%)
494,987	4.012	04/29/23	490,656

			22,509,257

Telecommunication Services(g) – 1.3%
Altice France SA (1M LIBOR + 4.000%)
994,994	6.197	08/14/26	989,402
CenturyLink, Inc. (1M LIBOR + 2.750%)
2,885,180	4.984	01/31/25	2,865,532
Frontier Communications Corp. (1M LIBOR + 3.750%)
2,131,339	5.990	06/15/24	2,104,698
GTT Communications, Inc. (1M LIBOR + 2.750%)
419,487	4.980	05/31/25	366,971
Intelsat Jackson Holdings SA (1M LIBOR + 3.750%)
3,250,000	5.991	11/27/23	3,256,955
IQOR US Inc. (3M LIBOR + 5.000%)
851,348	7.319	04/01/21	808,780
Plantronics, Inc. (1M LIBOR + 2.500%)
321,674	4.734	07/02/25	321,594
Prospect Medical Holdings, Inc. (1 Week LIBOR + 5.500%)
1,045,715	7.750	02/22/24	1,043,101
Sprint Communications, Inc. (1M LIBOR + 3.000%)
997,494	5.250	02/02/24	996,556

			12,753,589

Telecommunications(g) – 0.1%
Maxar Technologies Ltd. (1M LIBOR + 2.750%)
748,101	4.990	10/04/24	675,782

Telecommunications – Internet & Data(g) – 0.2%
Avaya, Inc. (2M LIBOR + 4.250%)
1,783,936	6.430	12/15/24	1,714,255

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(i) – (continued)
Telecommunications – Satellites(g) – 0.1%
West Corp. (3M LIBOR + 4.000%)
$566,320	6.522%	10/10/24	$ 528,094
Windstream Corp. (3M LIBOR + 4.000%)
743,725	8.500	03/29/21	761,559

			1,289,653

Textiles(g) – 0.0%
Boardriders, Inc. (1M LIBOR + 6.500%)
459,188	8.734	04/23/24	450,293

Transportation – 0.3%
CEVA Logistics Finance B.V.(j)
500,000	0.000	08/04/25	438,500
HGIM Corp.(g) (3M LIBOR + 6.000%)
186,235	8.034	07/02/23	176,458
Savage Enterprises LLC(j)
349,182	0.000	08/01/25	349,946
Uber Technologies(g)
(1M LIBOR + 4.000%)
496,241	6.195	04/04/25	497,923
(3M LIBOR + 3.500%)
1,241,093	5.769	07/13/23	1,243,092

			2,705,919

Utilities(g) – 0.1%
TEX Operations Co. LLC (1M LIBOR + 2.000%)
711,735	4.234	08/04/23	712,425

Wireless Telecommunications(g) – 0.1%
Sprint Communications, Inc. (1M LIBOR + 2.500%)
1,224,867	4.750	02/02/24	1,221,499

Wirelines Telecommunications(g) – 0.2%
Level 3 Financing, Inc. (1M LIBOR + 2.250%)
1,500,000	4.484	02/22/24	1,500,630

TOTAL BANK LOANS (Cost $182,901,593)			$181,080,518

Shares	Description	Value

Common Stocks – 0.3%
Automobiles(e)(h) – 0.0%
438	HGIM Corp.	$ 6,132

Chemicals(e) – 0.1%
42,218	Hexion Holdings Corp. Class B	598,102

Commercial Services & Supplies(e) – 0.0%
10,879	Cenveo, Inc.	148,912

Distributors(e) – 0.0%
542	ATD New Holdings, Inc.	15,989

Diversified Consumer Services – 0.0%
4,333	Gymboree Holding Corp.(e)(h)	—
7,679	Premier Brands Group Holdings LLC	119,025

		119,025

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Energy Equipment & Services(e) – 0.0%
17,981	Parker Drilling Co.	$ 309,273

Health Care Services(e)(h) – 0.0%
24,425	Aurora Diagnostics Holdings LLC	—

Health Care Technology(e)(h) – 0.0%
2,776	MModal, Inc.	6,940

Media(e) – 0.2%
123,364	Clear Channel Outdoor Holdings, Inc.	373,793
19,393	Cumulus Media, Inc. Class A	293,028
52,092	iHeartMedia, Inc. Class A	779,297

		1,446,118

Oil, Gas & Consumable Fuels(e) – 0.0%
117,847	Jupiter Resources, Inc.	309,348

Software(e) – 0.0%
20,204	Avaya Holdings Corp.	243,256

TOTAL COMMON STOCKS (Cost $4,757,296)		$3,203,095

Shares Description	Expiration Date	Value

Warrant(h) – 0.0%
Automobiles – 0.0%
HGIM Corp.
1,958	07/02/43	$ 27,412

Specialty Retail – 0.0%
Guitar Center, Inc.
3,904	04/16/25	—

TOTAL WARRANT (Cost $75,229)		$ 27,412

Shares	Dividend Rate	Value

Investment Company(k) – 6.9%
Goldman Sachs Financial Square Government Fund - Institutional Shares
65,639,920	2.272%	$ 65,639,920
(Cost $65,639,920)

TOTAL INVESTMENTS – 100.0% (Cost $948,040,699)		$ 954,103,421

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%		(76,900)

NET ASSETS – 100.0%		$ 954,026,521

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on July 31, 2019.

(e)	Security is currently in default and/or non-income producing.

(f)	Pay-in-kind securities.

(g)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on July 31, 2019.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(i)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on July 31, 2019. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NGN	— Nigerian Naira
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
UAH	— Ukraine Hryvna
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At July 31, 2019, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Citibank NA (London)	ARS	82,629,271	USD	1,638,000	09/11/19	$137,269
	BRL	4,601,969	USD	1,190,000	10/09/19	9,166
	CAD	959,333	USD	727,523	09/26/19	139
	INR	169,097,500	USD	2,420,000	10/01/19	8,364
	PEN	6,340,000	USD	1,909,199	08/28/19	7,572
	RON	4,426,271	USD	1,035,000	08/21/19	917
	RUB	191,174,446	USD	2,936,527	08/06/19	64,143
	THB	120,233,509	USD	3,835,000	08/22/19	76,504
	USD	1,212,960	BRL	4,601,969	10/09/19	13,793
	USD	45,703	CAD	60,000	09/26/19	192
	USD	1,700,000	CZK	38,601,738	09/10/19	36,584
	USD	6,752,648	EUR	5,943,000	09/13/19	150,119
	USD	6,674,647	EUR	5,912,000	09/26/19	99,714
	USD	1,902,297	GBP	1,503,720	09/26/19	68,460
	USD	610,000	HUF	176,648,839	09/11/19	8,879
	USD	470,000	INR	32,641,561	10/01/19	1,243
	USD	3,545,000	PLN	13,596,748	08/07/19	36,433
	USD	2,230,000	SGD	3,032,306	10/22/19	20,681
	USD	4,795,000	TWD	148,114,285	10/01/19	25,295

TOTAL						$765,467

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Citibank NA (London)	CAD	55,000	USD	42,129	09/26/19	$(411)
	CLP	1,358,000,000	USD	2,000,000	10/18/19	(70,206)
	COP	7,155,000,000	USD	2,220,891	08/30/19	(44,253)
	CZK	238,623,017	USD	10,520,000	09/10/19	(237,317)
	EUR	37,250,000	USD	42,659,859	09/13/19	(1,276,008)
	EUR	17,328,353	USD	19,713,133	09/26/19	(441,687)
	GBP	4,760,000	USD	6,064,208	09/13/19	(262,881)
	HUF	2,382,105,087	USD	8,390,000	09/11/19	(283,903)
	INR	246,731,644	USD	3,565,000	10/01/19	(21,753)
	PLN	54,680,068	USD	14,275,000	08/07/19	(165,108)
	PLN	7,550,800	USD	2,000,000	09/16/19	(49,586)
	RUB	412,834,382	USD	6,535,292	08/06/19	(55,452)
	THB	314,767,250	USD	10,250,000	08/22/19	(9,815)
	TWD	14,533,318	USD	470,000	10/01/19	(1,985)
	USD	2,120,000	COP	7,155,000,000	08/30/19	(56,638)
	USD	2,960,000	PEN	10,004,800	08/28/19	(64,750)
	USD	1,034,417	RON	4,426,271	08/21/19	(1,499)
	USD	9,195,000	RUB	604,008,829	08/06/19	(285,511)
	USD	2,220,000	THB	68,470,927	08/22/19	(7,535)
	USD	1,190,000	TWD	37,003,050	10/01/19	(1,604)
	USD	1,530,000	ZAR	22,159,823	08/05/19	(13,591)
	ZAR	22,159,823	USD	1,543,941	08/05/19	(350)
	ZAR	17,129,006	USD	1,190,000	10/09/19	(6,040)

TOTAL						$(3,357,883)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At July 31, 2019, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Value	Unrealized Gain (Loss)

Short position contracts:
10 Year U.S. Treasury Notes	(5)	09/19/19	$(637,109)	$(6,478)

SWAP CONTRACTS — At July 31, 2019, the Fund had the following swap contracts:

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at July 31, 2019(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
Barrick Gold Corp., 5.800%, 11/15/34	(1.000)%	0.457%	Citibank NA (London)	06/20/24	$1,000	$(26,581)	$(11,680)	$(14,901)
Protection Sold:
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.250%, 03/15/25	5.000	2.102%	Citibank NA (London)	06/20/24	500	68,034	50,402	17,632

TOTAL						$41,453	$38,722	$2,731

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%
Argentina* – 0.0%
19,880	Corp. America Airports SA (Transportation Infrastructure)	$ 152,082

Australia – 4.2%
310,842	Atlas Arteria, Ltd. (Transportation Infrastructure)	1,732,502
281,540	Aurizon Holdings Ltd. (Road & Rail)	1,105,244
268,385	Dexus (Equity Real Estate Investment Trusts (REITs))	2,400,424
557,893	Goodman Group (Equity Real Estate Investment Trusts (REITs))	5,642,267
1,115,093	Mirvac Group (Equity Real Estate Investment Trusts (REITs))	2,450,193
321,596	Scentre Group (Equity Real Estate Investment Trusts (REITs))	876,068
811,511	Spark Infrastructure Group (Electric Utilities)	1,315,091
234,547	Sydney Airport (Transportation Infrastructure)	1,338,762
213,870	Transurban Group (Transportation Infrastructure)	2,266,699

		19,127,250

Belgium – 0.6%
18,836	Elia System Operator SA (Electric Utilities)	1,434,581
31,297	Shurgard Self Storage SA (Real Estate Management & Development)	1,089,610

		2,524,191

Canada – 7.8%
31,426	Allied Properties Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	1,165,081
35,506	AltaGas Canada, Inc. (Gas Utilities)	694,086
39,466	Canadian Apartment Properties REIT (Equity Real Estate Investment Trusts (REITs))	1,456,576
24,842	Emera, Inc. (Electric Utilities)	1,031,476
305,811	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	10,213,781
162,600	First Capital Realty, Inc. (Real Estate Management & Development)	2,691,931
61,235	InterRent Real Estate Investment Trust (Equity Real Estate Investment Trusts (REITs))	683,430

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
105,890	Keyera Corp. (Oil, Gas & Consumable Fuels)	$ 2,694,186
65,305	Pembina Pipeline Corp. (Oil, Gas & Consumable Fuels)	2,369,644
195,904	Summit Industrial Income REIT (Equity Real Estate Investment Trusts (REITs))	1,937,072
220,066	TC Energy Corp. (Oil, Gas & Consumable Fuels)	10,774,864

		35,712,127

China – 1.0%
6,166,000	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	1,593,591
271,237	ENN Energy Holdings Ltd. (Gas Utilities)	2,790,051

		4,383,642

Denmark(a) – 0.6%
29,694	Orsted A/S (Electric Utilities)	2,706,756

France – 4.3%
8,843	Aeroports de Paris (Transportation Infrastructure)	1,520,198
4,030	Covivio (Equity Real Estate Investment Trusts (REITs))	411,993
15,383	Eutelsat Communications SA (Media)	294,071
20,224	Gecina SA (Equity Real Estate Investment Trusts (REITs))	3,102,973
127,668	Getlink SE (Transportation Infrastructure)	1,843,430
22,073	Klepierre SA (Equity Real Estate Investment Trusts (REITs))	680,880
25,104	Unibail-Rodamco-Westfield (Equity Real Estate Investment Trusts (REITs))	3,362,607
82,178	Vinci SA (Construction & Engineering)	8,453,135

		19,669,287

Germany – 2.0%
6,775	Deutsche Wohnen SE (Real Estate Management & Development)	247,071
13,521	LEG Immobilien AG (Real Estate Management & Development)	1,559,257
19,276	TLG Immobilien AG (Real Estate Management & Development)	566,538
138,816	Vonovia SE (Real Estate Management & Development)	6,777,595

		9,150,461

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – 5.3%
858,222	CK Asset Holdings Ltd. (Real Estate Management & Development)	$ 6,453,085
1,070,000	COSCO SHIPPING Ports Ltd. (Transportation Infrastructure)	932,479
424,000	Guangdong Investment Ltd. (Water Utilities)	891,140
1,315,734	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	2,905,273
201,700	Hongkong Land Holdings Ltd. (Real Estate Management & Development)	1,230,066
516,853	Link REIT (Equity Real Estate Investment Trusts (REITs))	6,011,608
787,361	New World Development Co. Ltd. (Real Estate Management & Development)	1,108,596
188,177	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	3,032,537
281,621	Swire Properties Ltd. (Real Estate Management & Development)	1,016,904
963,000	Towngas China Co. Ltd.* (Gas Utilities)	733,238

		24,314,926

Ireland – 0.6%
1,001,583	Green REIT PLC (Equity Real Estate Investment Trusts (REITs))	1,983,552
280,937	Hibernia REIT PLC (Equity Real Estate Investment Trusts (REITs))	469,606
265,402	Irish Residential Properties REIT PLC (Equity Real Estate Investment Trusts (REITs))	502,986

		2,956,144

Italy – 0.6%
154,353	Infrastrutture Wireless Italiane SpA(a) (Diversified Telecommunication Services)	1,568,576
199,699	Terna Rete Elettrica Nazionale SpA (Electric Utilities)	1,216,141

		2,784,717

Japan – 7.7%
247	Activia Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	1,132,197

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
117	Daiwa Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	$ 864,503
2,372	Invincible Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,361,431
14,400	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	595,400
1,341	Japan Hotel REIT Investment Corp. (Equity Real Estate Investment Trusts (REITs))	1,119,761
331	Japan Real Estate Investment Corp. (Equity Real Estate Investment Trusts (REITs))	2,070,458
350	Kenedix Office Investment Corp. (Equity Real Estate Investment Trusts (REITs))	2,513,579
463	Kenedix Retail REIT Corp. (Equity Real Estate Investment Trusts (REITs))	1,107,203
1,520	LaSalle Logiport REIT (Equity Real Estate Investment Trusts (REITs))	1,900,655
150,995	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	2,779,356
321,436	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	7,256,155
296	Nippon Building Fund, Inc. (Equity Real Estate Investment Trusts (REITs))	2,077,619
1,445	Orix JREIT, Inc. (Equity Real Estate Investment Trusts (REITs))	2,804,565
76,513	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	2,784,074
102,400	Tokyo Gas Co. Ltd. (Gas Utilities)	2,556,076
269,000	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	1,556,187
10,600	West Japan Railway Co. (Road & Rail)	867,685

		35,346,904

Luxembourg – 0.3%
147,400	Aroundtown SA (Real Estate Management & Development)	1,175,916
25,781	SES SA (Media)	426,952

		1,602,868

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mexico – 0.3%
87,635	Grupo Aeroportuario del Pacifico SAB de CV Class B (Transportation Infrastructure)	$ 879,425
187,672	Infraestructura Energetica Nova SAB de CV (Gas Utilities)	724,786

		1,604,211

Netherlands – 0.4%
32,939	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	1,624,060

New Zealand – 0.2%
164,640	Auckland International Airport Ltd. (Transportation Infrastructure)	1,002,993

Singapore – 1.8%
973,200	CapitaLand Ltd. (Real Estate Management & Development)	2,549,603
111,563	City Developments Ltd. (Real Estate Management & Development)	782,877
763,707	Frasers Centrepoint Trust (Equity Real Estate Investment Trusts (REITs))	1,450,604
1,753,470	Frasers Logistics & Industrial Trust (Equity Real Estate Investment Trusts (REITs))	1,531,303
945,593	Keppel REIT (Equity Real Estate Investment Trusts (REITs))	853,312
776,232	Mapletree Logistics Trust (Equity Real Estate Investment Trusts (REITs))	867,976

		8,035,675

Spain – 2.9%
86,185	Cellnex Telecom SA*(a) (Diversified Telecommunication Services)	3,223,175
194,023	Ferrovial SA (Construction & Engineering)	5,047,268
188,612	Iberdrola SA (Electric Utilities)	1,789,436
154,372	Inmobiliaria Colonial Socimi SA (Equity Real Estate Investment Trusts (REITs))	1,725,988
80,031	Merlin Properties Socimi SA (Equity Real Estate Investment Trusts (REITs))	1,092,711
33,071	Red Electrica Corp. SA (Electric Utilities)	623,515

		13,502,093

Shares	Description	Value

Common Stocks – (continued)
Sweden – 0.8%
25,292	Atrium Ljungberg AB Class B (Real Estate Management & Development)	$ 467,554
71,340	Fabege AB (Real Estate Management & Development)	1,100,931
112,005	Hufvudstaden AB Class A (Real Estate Management & Development)	1,972,730

		3,541,215

Switzerland – 0.2%
268	Flughafen Zurich AG (Transportation Infrastructure)	48,941
8,098	PSP Swiss Property AG (Real Estate Management & Development)	970,954

		1,019,895

United Kingdom – 4.0%
72,377	Big Yellow Group PLC (Equity Real Estate Investment Trusts (REITs))	870,494
424,600	Capital & Counties Properties PLC (Real Estate Management & Development)	1,020,928
279,255	Land Securities Group PLC (Equity Real Estate Investment Trusts (REITs))	2,702,556
301,629	National Grid PLC (Multi-Utilities)	3,091,475
267,092	Segro PLC (Equity Real Estate Investment Trusts (REITs))	2,478,168
105,138	Severn Trent PLC (Water Utilities)	2,571,138
459,803	Tritax Big Box REIT PLC (Equity Real Estate Investment Trusts (REITs))	854,602
564,407	Tritax EuroBox PLC(a) (Equity Real Estate Investment Trusts (REITs))	649,791
124,300	UNITE Group PLC (Equity Real Estate Investment Trusts (REITs))	1,558,754
277,632	United Utilities Group PLC (Water Utilities)	2,653,467

		18,451,373

United States – 51.4%
42,229	Alliant Energy Corp. (Electric Utilities)	2,092,025
20,066	Ameren Corp. (Multi-Utilities)	1,518,796
47,738	American Assets Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,215,043

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
33,200	American Campus Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 1,552,100
67,223	American Tower Corp. (Equity Real Estate Investment Trusts (REITs))	14,225,731
38,929	American Water Works Co., Inc. (Water Utilities)	4,468,271
163,440	Americold Realty Trust (Equity Real Estate Investment Trusts (REITs))	5,480,143
59,317	Antero Midstream Corp. (Oil, Gas & Consumable Fuels)	540,971
37,419	Apartment Investment & Management Co. Class A (Equity Real Estate Investment Trusts (REITs))	1,853,737
84,822	Apple Hospitality REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,332,554
33,654	Atmos Energy Corp. (Gas Utilities)	3,669,632
63,156	AvalonBay Communities, Inc. (Equity Real Estate Investment Trusts (REITs))	13,186,341
110,300	Brixmor Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,093,494
36,164	Camden Property Trust (Equity Real Estate Investment Trusts (REITs))	3,750,568
59,510	CareTrust REIT, Inc. (Equity Real Estate Investment Trusts (REITs))	1,382,417
175,944	CenterPoint Energy, Inc. (Multi-Utilities)	5,104,135
72,976	Cheniere Energy, Inc.* (Oil, Gas & Consumable Fuels)	4,754,386
66,366	Cousins Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,334,756
82,808	Crown Castle International Corp. (Equity Real Estate Investment Trusts (REITs))	11,034,994
68,500	CubeSmart (Equity Real Estate Investment Trusts (REITs))	2,325,575
21,117	CyrusOne, Inc. (Equity Real Estate Investment Trusts (REITs))	1,212,116
122,978	DiamondRock Hospitality Co. (Equity Real Estate Investment Trusts (REITs))	1,238,388
52,632	Digital Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	6,018,996
58,839	Duke Realty Corp. (Equity Real Estate Investment Trusts (REITs))	1,961,104
70,457	Edison International (Electric Utilities)	5,251,865

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
82,495	Energy Transfer LP (Oil, Gas & Consumable Fuels)	$ 1,186,278
66,446	Enterprise Products Partners LP (Oil, Gas & Consumable Fuels)	2,000,689
1,513	Equinix, Inc. (Equity Real Estate Investment Trusts (REITs))	759,677
47,722	Equity LifeStyle Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	5,929,458
31,282	Equity Residential (Equity Real Estate Investment Trusts (REITs))	2,467,837
99,409	Essential Properties Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,099,518
27,230	Evergy, Inc. (Electric Utilities)	1,647,143
13,900	Eversource Energy (Electric Utilities)	1,054,454
17,628	Extra Space Storage, Inc. (Equity Real Estate Investment Trusts (REITs))	1,981,211
19,600	Federal Realty Investment Trust (Equity Real Estate Investment Trusts (REITs))	2,587,396
39,610	First Industrial Realty Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	1,512,706
109,838	FirstEnergy Corp. (Electric Utilities)	4,829,577
90,164	Healthcare Trust of America, Inc. Class A (Equity Real Estate Investment Trusts (REITs))	2,428,117
113,134	Host Hotels & Resorts, Inc. (Equity Real Estate Investment Trusts (REITs))	1,967,400
177,539	Hudson Pacific Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	6,267,127
159,800	Invitation Homes, Inc. (Equity Real Estate Investment Trusts (REITs))	4,389,706
74,918	JBG SMITH Properties (Equity Real Estate Investment Trusts (REITs))	2,931,541
36,032	Kilroy Realty Corp. (Equity Real Estate Investment Trusts (REITs))	2,863,103
163,419	Medical Properties Trust, Inc. (Equity Real Estate Investment Trusts (REITs))	2,859,832
69,970	MGM Growth Properties LLC Class A (Equity Real Estate Investment Trusts (REITs))	2,089,304

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
30,995	New Senior Investment Group, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 220,994
110,909	NiSource, Inc. (Multi-Utilities)	3,292,888
19,950	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	1,398,096
330,200	Paramount Group, Inc. (Equity Real Estate Investment Trusts (REITs))	4,566,666
79,497	Plains GP Holdings LP Class A* (Oil, Gas & Consumable Fuels)	1,920,648
169,718	Prologis, Inc. (Equity Real Estate Investment Trusts (REITs))	13,680,968
42,882	Rexford Industrial Realty, Inc. (Equity Real Estate Investment Trusts (REITs))	1,775,315
27,386	SBA Communications Corp.* (Equity Real Estate Investment Trusts (REITs))	6,720,798
52,079	Sempra Energy (Multi-Utilities)	7,053,059
16,874	Simon Property Group, Inc. (Equity Real Estate Investment Trusts (REITs))	2,736,963
47,646	Spirit Realty Capital, Inc. (Equity Real Estate Investment Trusts (REITs))	2,102,142
78,126	STAG Industrial, Inc. (Equity Real Estate Investment Trusts (REITs))	2,321,905
60,312	STORE Capital Corp. (Equity Real Estate Investment Trusts (REITs))	2,063,274
101,447	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	3,947,303
24,593	Taubman Centers, Inc. (Equity Real Estate Investment Trusts (REITs))	996,508
119,800	The Macerich Co. (Equity Real Estate Investment Trusts (REITs))	3,959,390
304,054	The Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	7,491,891
56,859	Urban Edge Properties (Equity Real Estate Investment Trusts (REITs))	951,251
97,212	Ventas, Inc. (Equity Real Estate Investment Trusts (REITs))	6,541,395
96,938	VICI Properties, Inc. (Equity Real Estate Investment Trusts (REITs))	2,068,657
25,662	Weingarten Realty Investors (Equity Real Estate Investment Trusts (REITs))	716,226

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
53,871	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	$ 4,477,758

		235,454,307

TOTAL COMMON STOCKS (Cost $403,447,698)		$444,667,177

Shares	Dividend Rate	Value

Investment Company(b) – 2.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
10,948,217	2.272%	$ 10,948,217
(Cost $10,948,217)

TOTAL INVESTMENTS – 99.4% (Cost $414,395,915)		$455,615,394

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		2,727,660

NET ASSETS – 100.0%		$458,343,054

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
GP	— General Partnership
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G8 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and or credit default, swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2019:

MULTI-MANAGER GLOBAL EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$366,980	$4,341,222	$—
Asia	15,046,303	91,018,862	867
Australia and Oceania	—	5,225,893	—
Europe	17,219,314	105,437,833	—
North America	272,451,840	253,164	—
South America	7,503,292	1,246,586	—
Warrants	—	96	—
Exchange Traded Fund	249,409	—	—
Investment Companies	16,337,957	—	—
Fixed Income
U.S. Treasury Obligations	109,708	—	—

Total	$329,284,803	$207,523,656	$867

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$4,020,065	$—
Futures Contracts(a)	89,032	—	—

Total	$89,032	$4,020,065	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,189,294)	$—
Futures Contracts(a)	(14,752)	—	—

Total	$(14,752)	$(1,189,294)	$—

MULTI-MANAGER NON-CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Debt Obligations	$—	$323,235,851	$—
Corporate Obligations	—	380,916,625	—
Bank Loans	—	181,080,518	—
Common Stock and/or Other Equity Investments(a)
North America	1,998,647	1,191,376	13,072
Warrants	—	—	27,412
Investment Company	65,639,920	—	—

Total	$67,638,567	$886,424,370	$40,484

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$765,467	$—
Credit Default Swap Contracts	—	17,632	—

Total	$—	$783,099	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(3,357,883)	$—
Futures Contracts	(6,478)	—	—
Credit Default Swap Contracts	—	(14,901)	—

Total	$(6,478)	$(3,372,784)	$—

MULTI-MANAGER REAL ASSETS STRATEGY

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$3,835,219	$68,245,928	$—
Australia and Oceania	—	20,130,243	—
Europe	16,223,297	63,309,763	—
North America	272,770,645	—	—
South America	152,082	—	—
Investment Company	10,948,217	—	—

Total	$303,929,460	$151,685,934	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Interest Rate Risk— When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF), the Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations for a period after the sale of

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

July 31, 2019 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Multi-Manager Approach Risk— The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund have taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.